As filed with the Securities and Exchange Commission on January 10, 2012

Securities Act File No. 333-178303

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

1 (800) 836-2211

(Registrant’s Area Code and Telephone Number)

100 EAST PRATT STREET, 15 FLOOR, BALTIMORE, MARYLAND 21202

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

Michael D. Daniels

MTB Group of Funds

100 East Pratt Street, 15th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service of Process)

(Number, Street, City, State, Zip Code)

With a copy to

Alison M. Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Approximate date of public offering: As soon as practicable following effectiveness of the Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon section 24(f).

It is proposed that this filing will become effective immediately upon filing on January 10, 2012, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

WT MUTUAL FUND

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund

Wilmington Municipal Bond Fund

Wilmington Broad Market Bond Fund

Wilmington Large-Cap Strategy Fund

Wilmington Small-Cap Strategy Fund

Wilmington Aggressive Asset Allocation Fund

Wilmington Conservative Asset Allocation Fund

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Real Asset Fund

1100 N. Market Street

Wilmington, Delaware 19890

1-800-336-9970

www.wilmingtonfunds.com

January 10, 2012

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the “Target Funds”), each a series of WT Mutual Fund (the “WT Trust”), will be held at 3:00 p.m. Eastern Time on February 21, 2012, at the principal executive offices of the WT Trust at 1100 North Market Street, Wilmington, Delaware 19890. The purpose of the meeting is to vote on a proposal to reorganize each of the Target Funds into a corresponding fund (the “Acquiring Funds”) and share class (as listed below) of the MTB Group of Funds (the “MTB Trust”).

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

If you are a shareholder of record of a Target Fund as of the close of business on December 23, 2011, you have the opportunity to vote on the proposal. This package contains information about the proposal and the materials to use when casting your vote. If a proposed reorganization is approved by the Target Fund’s shareholders, on the effective date of the proposed reorganization, Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund as shown in the table above that are equal in total dollar value to the shares Target Fund shareholder held in a Target Fund immediately prior to the effectiveness of the reorganization.

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Prior to May 16, 2011, the Target Funds’ investment advisor, Rodney Square Management Corporation (“RSMC”), and sub-advisor, Wilmington Trust Investment Management, LLC (“WTIM”), were each wholly-owned subsidiaries of, and, therefore, under the control of Wilmington Trust Corporation (“Wilmington Trust”). On May 16, 2011, Wilmington Trust merged into M&T Bank Corporation, a New York corporation (“M&T”), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T. M&T is also the parent company of MTB Investment Advisors, Inc., which serves as the investment advisor to the Acquiring Funds.

RSMC believes that combining the WT Trust and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, achieve economies of scale, and operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will employ the same portfolio managers as the corresponding Target Funds. The proposal has been carefully reviewed by the Board of Trustees for the WT Trust (“WT Board” or “WT Trustees”). After reviewing RSMC’s recommendation, the WT Board determined that the best course of action was to seek to reorganize the Target Funds into the Acquiring Funds.

The WT Trustees recommend that you vote for the proposed reorganization(s). If a reorganization is approved by the shareholders of a Target Fund and other conditions to the reorganization are satisfied, your current Target Fund shares will be exchanged for shares of the corresponding Acquiring Fund. More information on the specific details of and reasons for the Target Funds’ reorganization is contained in the enclosed Combined Prospectus/Proxy Statement.

Please read the enclosed materials carefully and cast your vote on the proxy card. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card and follow the recorded instructions. You may also vote your shares by internet. Simply go to the website indicated on your proxy card and follow the instructions provided on the website to cast your vote. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call the WT Mutual Fund toll-free at 1-800-336-9970. Thank you for your participation in this important initiative.

Sincerely,

John J. Kelley

President and Chief Executive Officer

WT Mutual Fund

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WT MUTUAL FUND

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund

Wilmington Municipal Bond Fund

Wilmington Broad Market Bond Fund

Wilmington Large-Cap Strategy Fund

Wilmington Small-Cap Strategy Fund

Wilmington Aggressive Asset Allocation Fund

Wilmington Conservative Asset Allocation Fund

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Real Asset Fund

1100 N. Market Street

Wilmington, Delaware 19890

1-800-336-9970

www.wilmingtonfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 21, 2012

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the “Target Funds”), each a series of WT Mutual Fund (the “WT Trust”), will be held at 3:00 p.m. Eastern Time on February 21, 2012, at the principal executive offices of WT Trust at 1100 North Market Street, Wilmington, Delaware 19890 (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

The proposal: To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets, property and goodwill and liabilities of each Target Fund to a corresponding series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of the MTB Group of Funds (the “MTB Trust”) in exchange for shares of the designated classes of the corresponding Acquiring Fund; (ii) the distribution of the shares of designated classes of the corresponding Acquiring Fund to the shareholders of each Target Fund in liquidation of each of the Target Funds; and (iii) the deregistration of the WT Trust as an investment company under the Investment Company Act of 1940, as amended and WT Trust’s termination as a Delaware statutory trust under Delaware law.

Under the terms of the Agreement and Plan of Reorganization, each of the following Target Funds would be acquired by the corresponding Acquiring Fund listed opposite its name:

Target Fund	Acquiring Fund
Wilmington Prime Money Market Fund	MTB Money Market Fund

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund

Wilmington Broad Market Bond Fund	MTB Income Fund

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund

Wilmington Multi-Manager International Fund	MTB International Equity Fund

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund

It is not anticipated that any matters other than the approval of this proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the attached Combined Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on December 23, 2011 are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign the enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of the WT Trust (“WT Board” or “WT Trustees”), on behalf of each Target Fund.

The Board recommends that the shareholders of each Target Fund vote FOR the proposal.

By order of the Board of Trustees

Edward W. Diffin, Jr.

Secretary, WT Mutual Fund

January 10, 2012

YOUR VOTE IS IMPORTANT—PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet or touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

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INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A.	1) ABC Corp.	John Smith, Treasurer

	2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2) ABC Trust	Ann B. Collins, Trustee

	3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website.

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COMBINED PROSPECTUS/PROXY STATEMENT

DATED JANUARY 10, 2012

WT MUTUAL FUND

1100 N. Market Street

Wilmington, DE 19890

1-800-336-9970

www.wilmingtonfunds.com

MTB GROUP OF FUNDS

100 East Pratt Street, 17th Floor

Baltimore, MD 21202

1-800-836-2211

www.mtbfunds.com

This Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) solicits proxies to be voted at a special meeting of the shareholders (the “Meeting”) of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (each, a “Target Fund” or “WT Target Fund” and collectively, the “Target Funds”), each a series of WT Mutual Fund (the “WT Trust”).

At the Meeting, shareholders of each Target Fund will be asked to approve the Agreement and Plan of Reorganization (the “Plan”) relating to the reorganizations of the Target Funds into a corresponding fund and share class (as listed below) (the “Acquiring Funds”) of MTB Group of Funds (the “MTB Trust”), as described more fully in the Plan (each, a “Reorganization” and collectively, the “Reorganizations”).

If a proposed reorganization is approved by the Target Fund’s shareholders on the effective date of the proposed reorganization, Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund as shown in the table below.

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

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Target Funds	Acquiring Funds
Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

The Meeting will be held at the principal executive offices of the WT Trust at 1100 North Market Street, Wilmington, Delaware 19890, at 3:00 p.m. Eastern Time on February 21, 2012. The Board of Trustees of the WT Trust (“WT Board” or “WT Trustees”) is soliciting these proxies on behalf of each Target Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about January 13, 2012.

Each Target Fund and each Acquiring Fund is a registered, open-end management investment company (mutual fund). If a Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan. Each Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement sets forth concisely the information about the proposed Reorganizations and the Acquiring Funds that you should know before voting on the Plan with respect to a Target Fund and investing in an Acquiring Fund.

You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Funds, the Acquiring Funds and the proposed Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents and is incorporated into this Prospectus/Proxy Statement by reference:

•

The prospectus of the MTB Trust on behalf of the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund, dated December 30, 2011, which is enclosed herewith and incorporated herein by reference;

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•

The prospectus of the MTB Trust on behalf of the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and MTB International Equity Fund, dated August 31, 2011, as supplemented and amended to date, which is enclosed herewith and incorporated herein by reference;

•

The prospectus of the MTB Trust on behalf of the Institutional shares of the MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax-Free Money Market Fund, dated December 30, 2011, as supplemented and amended to date, which is enclosed herewith and incorporated herein by reference (this prospectus and the prospectuses listed in the preceding bullet points are collectively referred to as the “MTB Prospectuses”);

•	The prospectuses of the WT Trust, dated November 1, 2011, as supplemented and amended to date, which has been filed with the SEC and is incorporated herein by reference; and

•	A statement of additional information (“SAI”) dated January 10, 2012, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated herein by reference.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement without charge by calling 1-800-836-2211 or by writing to the MTB Trust at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202.

You may obtain copies of the WT Trust’s current prospectuses, SAIs, or annual or semi-annual reports without charge by contacting the WT Trust at 1-800-336-9970 or by visiting www.wilmingtonfunds.com.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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i

OVERVIEW

This is a summary of the information that is contained elsewhere in this Prospectus/Proxy Statement, as well as the Plan, the WT Prospectuses, the MTB Prospectuses, and the SAI for this Prospectus/Proxy Statement, all of which are incorporated herein by reference. Shareholders should read the entire Prospectus/Proxy Statement, the WT Prospectuses and the MTB Prospectuses (which are included herewith) carefully for more complete information.

What proposal am I being asked to vote on?

As a Target Fund shareholder, you are being asked to vote on an Agreement and Plan of Reorganization (the “Plan”). A Reorganization consists of the transfer by a Target Fund of substantially all of its assets, property and goodwill and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having a value equal to the net assets of the Target Fund, as determined pursuant to the Plan. The Acquiring Fund shares will be issued to Target Fund shareholders as part of the liquidation of each Target Fund. Shareholders of a share class of a Target Fund will receive their pro rata portion of the shares of the corresponding class of the Acquiring Fund as of the time the Reorganization occurs. The Reorganization of each Target Fund into the Acquiring Fund is currently scheduled to take place immediately prior to the opening of business on March 12, 2012, or such other date and time as the parties may agree (the “Closing Date”). The Plan contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set forth below.

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Target Funds	Acquiring Funds
Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

Subsequent to the Reorganizations, it is anticipated that the MTB Money Market Fund will be rebranded as the Wilmington Prime Money Market Fund, the MTB U.S. Government Money Market Fund will be rebranded as the Wilmington U.S. Government Money Market Fund, the MTB Tax-Free Money Market Fund will be rebranded as the Wilmington Tax-Exempt Money Market Fund, the MTB Intermediate-Term Bond Fund will be rebranded as the Wilmington Intermediate-Term Bond Fund, the MTB Income Fund will be rebranded as the Wilmington Broad Market Bond Fund and the MTB International Equity Fund will be rebranded as the Wilmington Multi-Manager International Fund.

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the corresponding Acquiring Fund as part of the applicable Reorganization should redeem their shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

The Plan is subject to certain closing conditions and termination rights, including the right of each Board to terminate the Plan with respect to a Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is not in the best interests of a Target Fund or Acquiring Fund.

What is the anticipated timing of the Reorganizations?

The meeting of shareholders is scheduled to occur on February 21, 2012. If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the first quarter of 2012.

Why are the Reorganizations being proposed?

Rodney Square Management Corporation (“RSMC”), the investment advisor to the Target Funds, and MTB Investment Advisors, Inc. (to be renamed Wilmington Trust Investment Advisors, Inc.) (“MTBIA”), the investment advisor to the Acquiring Funds, believe that the proposed Reorganizations are in the best interests of each Target Fund and its shareholders. Combining the WT Trust and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will employ the same portfolio managers as the corresponding Target Funds. In addition, the investment goals and strategies of the Target Funds and the corresponding Acquiring Funds are similar. Shareholders will benefit from a tax-free exchange (except with respect to any anticipated capital gain distributions) of their Target Fund shares for Acquiring Fund shares.

Who bears the expenses associated with the Reorganizations?

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be allocated between RSMC and MTBIA. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the WT Trust and the MTB Trust, RSMC and MTBIA and their affiliates, or, if necessary, a communications firm retained for this purpose. The Target Funds and the Acquiring Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

In addition, the sale of securities by a Target Fund prior to a Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Multi-Manager International Fund (collectively, the “Non-Shell Target Funds”) prior to the Reorganization. Immediately prior to the Reorganizations, each Non-Shell Target Fund will declare and pay to shareholders a final distribution consisting of all of its undistributed investment company taxable income, net capital gain and at least 90% of its net tax-exempt net income, if any, for taxable years ending on or before the Closing Date of the Reorganizations.

What are the federal income tax consequences of each Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service will adopt a similar position). For more detailed information about the tax-free nature of the Reorganizations please refer to the “Federal Income Tax Consequences of the Reorganizations” section below.

Has the Board of the Target Funds approved the proposed Reorganizations?

The WT Board has approved the Reorganizations and the Plan and recommends that you vote to approve the Plan.

As described in more detail below, RSMC and the WT Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders. RSMC proposed that the WT Board approve the Reorganizations, as opposed to other alternatives, in light of a number of factors, including the similarity in the Funds’ investment goals and strategies. For information regarding the specific factors that were considered by the WT Trustees, please refer to the section below entitled “The Proposed Reorganizations—Reasons for the Reorganizations and Trustees’ Considerations”.

How will the number of shares of an Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization(s). The number of shares that a Target

Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of the Target Fund and the Acquiring Fund as of 4:00 p.m., Eastern Time, on the business day immediately preceding the Closing Date. Each Target Fund’s assets will be valued using the valuation procedures used to value the assets of the corresponding Acquiring Fund. The total value of your holdings should not change as a result of the Reorganizations.

How do the fees of the Acquiring Funds compare to those of each Target Fund?

As a result of the proposed Reorganizations and after any applicable expense waivers and reimbursements, shareholders of the Wilmington Short/Intermediate-Term Bond Fund (Institutional shares), Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund can expect to experience identical or lower expenses as a percentage of average daily net assets as shareholders in the corresponding Acquiring Fund after the Reorganization.

Shareholders of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund (A shares), Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund, can expect to experience higher expenses as a percentage of average daily net assets as shareholders in the corresponding Acquiring Fund after the Reorganization.

Generally, the investment advisory fee rates of each Acquiring Fund are higher than its corresponding Target Fund except for the Acquiring Funds of the Wilmington Large-Cap Strategy Fund and Wilmington Small-Cap Strategy Fund which have the same investment advisory fee rate.

For more details, please see “Comparative Fee Tables and Expenses” and “Management of Target Funds and Acquiring Funds.”

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations, which means that the aggregate value of Acquiring Fund shares issued to you in the Reorganization will equal the aggregate value of the Target Fund shares you own immediately prior to the Reorganization.

With respect to Class A shares of the Acquiring Funds, shareholders will be subject to any applicable front-end sales charge or contingent deferred sales charge on subsequent purchases of shares of the Acquiring Funds, after the Reorganizations, to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the MTB Trust’s policies. For more information concerning the fees and expenses applicable to the Acquiring Funds, see the applicable “Comparative Fee Tables” under “The Proposal” in this Prospectus/Proxy Statement.

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?

They are similar. For more information concerning the share purchase, redemption and exchange procedures of the Target Funds and the Acquiring Funds, please see the “Additional Information About the Funds—Comparison of Policies with Regard to Purchases, Redemptions and Exchanges of Shares” section below.

Are the investment goals and strategies of the Acquiring Funds similar to the investment strategies and goals of the Target Funds?

The investment goal and strategies of each of the Non-Shell Target Funds are similar to those of the corresponding Acquiring Funds. The MTB International Equity Fund has an investment goal that is similar to the Wilmington Multi-Manager International Fund and will revise its investment strategies so that they mirror the investment strategies of the Wilmington Multi-Manager International Fund. The investment goal and strategies of the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund and Wilmington Multi-Manager Real Asset Fund (the “Shell Target Funds”) are either identical or similar to those of the corresponding Acquiring Funds. For a detailed comparison of each Fund’s investment goals and strategies and a discussion of certain differences, see the section below entitled “The Proposal—Comparison of Investment Goals and Strategies”.

Do the fundamental investment policies differ between the Target Funds and the Acquiring Funds?

The fundamental investment policies of the WT Trust and the MTB Trust are similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”). For more information about the Funds’ fundamental investment policies, see the section below entitled “Comparison of Fundamental Investment Policies.”

Do the principal risks associated with investments in each Target Fund differ from the principal risks associated with investments in the corresponding Acquiring Fund?

Generally, the principal risks of each of the Target Funds are substantially similar to those of their corresponding Acquiring Funds. For a detailed comparison of each Fund’s principal risks, see the section below entitled “The Proposal—Comparison of Principal Risks”.

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date. The record date is December 23, 2011. Completion of a Target Fund’s Reorganization is conditioned on the approval of the Reorganization by that Target Fund’s shareholders. The Reorganization of a Target Fund is not dependent on the approval of any other Reorganization.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions or by internet by going to the website printed on your proxy card and following the instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-800-336-9970.

What are the quorum and approval requirements for the Reorganization?

Holders of at least 40% of the total number of shares of each Target Fund that are outstanding as of the record date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the proposal. Approval of the Reorganizations requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less (a “1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganizations by the scheduled Meeting date?

If there are not sufficient votes to approve the proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc., a proxy solicitation firm, or other persons who are affiliated with RSMC, MTBIA, the WT Trust, the MTB Trust or their affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganizations are not approved by each Target Fund’s shareholders?

If the shareholders of any Target Fund do not approve a Reorganization, the WT Board will consider other alternatives including liquidation of the non-approving Target Fund. A Target Fund liquidation could be a taxable event for shareholders of a non-approving Target Fund.

THE PROPOSAL

The proposal: To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the (i) transfer of substantially all of the assets, property and goodwill and liabilities of each Target Fund to an Acquiring Fund in exchange for shares of the designated classes of the corresponding Acquiring Fund; (ii) the distribution of the shares of designated classes of the corresponding Acquiring Funds to the shareholders of each Target Fund in liquidation of each of the Target Funds; and (iii) the deregistration of the WT Trust as an investment company under the 1940 Act and the termination of WT Trust as a Delaware statutory trust under Delaware law.

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

The Board of Trustees recommends that you vote FOR the proposal.

Summary of the Proposal

Shareholders of each Target Fund are being asked to approve the Plan. As a result of the Reorganizations (if approved by shareholders), each Target Fund shareholder will become a shareholder of its corresponding Acquiring Fund and shareholders of each Target Fund will receive shares in the corresponding Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan.

The exchange of shares in a Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurance that the Internal Revenue Service will adopt a similar position.)

You should consult the MTB Prospectuses for more information about the Acquiring Funds and the WT Prospectuses for more information about the Target Funds which have been incorporated by reference into this Prospectus/Proxy Statement. In addition, copies of the MTB Prospectuses accompany this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganization, please refer to the “The Proposed Reorganization” and “Voting Information” sections below. A form of Plan is attached hereto as Appendix A to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the “How will the number of shares of an Acquiring Fund that I will receive be determined?” section above.

At the same time that the Acquiring Funds would acquire the Target Funds, as discussed herein and as contemplated in the Plan, the MTB Trust anticipates that the MTB Money Market Fund will also acquire the MTB Prime Money Market Fund, and the MTB Tax-Free Money Market Fund will also acquire the MTB Pennsylvania Tax-Free Money Market Fund and the MTB New York Tax-Free Money Market Fund (the “MTB Acquisition”). If shareholders of a Target Fund approve the Reorganization of the Target into its corresponding Acquiring Fund, the Reorganization will be carried out regardless of whether the MTB Acquisition occurs.

Comparison of Investment Goals and Strategies

The following comparisons summarize the investment goals and strategies of each Target Fund and the corresponding Acquiring Fund. You should also review the section entitled “Comparison of Fundamental Investment Policies” which immediately follow this section for a discussion of the similarities and differences in the fundamental investment policies of the Target Funds and the Acquiring Funds.

	Wilmington Prime Money Market Fund (Target Fund)	MTB Money Market Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek high current income while preserving capital and liquidity.	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Investment Strategies

The Fund strives to maintain a stable $1.00 share price and invests in high quality bank obligations, including U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, high quality commercial paper and U.S. government obligations. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment advisor to be of comparable quality. U.S. government obligations are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may invest more than 25% of its total assets in high quality obligations of banks, finance companies and utilities. In selecting securities for the Fund, the investment advisor seeks current income, liquidity and safety of principal. The investment advisor may sell securities held by the Fund if the securities are downgraded to a lower ratings category. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 10% of its total assets in “Daily Liquid Assets” and at least 30% of its total assets in “Weekly Liquid Assets.” “Daily Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government and securities (including repurchase agreements) that will mature or are subject to a demand

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Wilmington Prime Money Market Fund (Target Fund)	MTB Money Market Fund (Acquiring Fund)
feature that is exercisable and payable within one business day. “Weekly Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington Prime Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB Money Market Fund). Both the Target Fund and Acquiring Fund seek current income while maintaining liquidity and protecting capital/principal. In addition, both the Target Fund and the Acquiring Fund strive to maintain a stable $1.00 share price and are subject to the regulations of Rule 2a-7 under the 1940 Act. There are, however, differences that you should consider. The Target Fund invests in a broader range of securities than the Acquiring Fund in order to pursue its investment goal, including U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States. In addition, the Target Fund, unlike the Acquiring Fund, has a principal investment strategy that provides that the Fund may invest more than 25% of its total assets in high quality obligations of banks, finance companies and utilities.

	Wilmington U.S. Government Money Market Fund (Target Fund)	MTB U.S. Government Money Market Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek high current income while preserving capital and liquidity.	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Investment Strategies

The Fund strives to maintain a stable $1.00 share price and invests at least 80% of its assets in U.S. government obligations and repurchase agreements collateralized by such obligations. U.S. government obligations are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment advisor to be of comparable quality. In selecting securities for the Fund, the investment advisor seeks current income, liquidity and safety of principal. The investment advisor may sell securities held by the

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining

Wilmington U.S. Government Money Market Fund (Target Fund)	MTB U.S. Government Money Market Fund (Acquiring Fund)

Fund if the securities are downgraded to a lower ratings category. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 10% of its total assets in “Daily Liquid Assets” and at least 30% of its assets in “Weekly Liquid Assets.” “Daily Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington U.S. Government Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB U.S. Government Money Market Fund). Both the Target Fund and Acquiring Fund seek current income while maintaining liquidity and protecting capital/principal. In addition, both the Target Fund and the Acquiring Fund strive to maintain a stable $1.00 share price and are subject to the regulations of Rule 2a-7 under the 1940 Act. The Target Fund, unlike the Acquiring Fund, has a principal investment strategy that provides that the Fund may invest up to 20% of its total assets in high quality obligations of banks, finance companies and utilities.

	Wilmington Tax-Exempt Money Market Fund (Target Fund)	MTB Tax-Free Money Market Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek high current interest income exempt from federal income taxes while preserving principal.	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Investment Strategies	The Fund strives to maintain a stable $1.00 share price and invests in high quality municipal obligations, high quality municipal bonds and other high quality instruments exempt from federal income tax. To be considered high quality, a security generally must be rated in one of the two highest	The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies

Wilmington Tax-Exempt Money Market Fund (Target Fund)	MTB Tax-Free Money Market Fund (Acquiring Fund)

short-term rating categories or determined by the investment advisor to be of comparable quality. The Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities. In selecting securities for the Fund, the investment advisor seeks current income, liquidity and safety of principal. The investment advisor may sell securities held by the Fund if the securities are downgraded to a lower ratings category.

The Fund has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from federal income tax and at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 30% of its total assets in “Weekly Liquid Assets.” “Weekly Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington Tax-Exempt Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB Tax-Free Money Market Fund). Both the Target Fund and Acquiring Fund seek current income exempt from federal income taxes while maintaining liquidity and protecting capital/principal. In addition, both the Target Fund and the Acquiring Fund strive to maintain a stable $1.00 share price and are subject to the regulations of Rule 2a-7 under the 1940 Act. The Target Fund, unlike the Acquiring Fund, has a principal investment strategy that provides that the Fund may invest up to 20% of its total assets in high quality obligations of banks, finance companies and utilities.

	Wilmington Short/Intermediate- Term Bond Fund (Target Fund)	MTB Intermediate-Term Bond Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek a high total return, consistent with high current income.	The Fund seeks to provide current income and secondarily, capital growth.

Investment Strategies

The Fund invests at least 85% of its total assets in various types of investment grade fixed income securities. Investment grade fixed income securities include securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund may invest up to 15% of its assets in high yield bonds (also known as junk bonds) and preferred stocks, and up to 10% of its assets in investment grade fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain a short-to-intermediate (2 1/2 to 4 years) average dollar-weighted duration.

As part of its principal investment strategy, the Fund may invest in bank obligations; corporate bonds, notes and commercial paper; high yield bonds; mortgage-backed securities; municipal securities; obligations issued by supranational agencies; preferred stock; and U.S. government obligations. The mortgage-backed securities in which the Fund will invest as part of its principal investment strategy are issued or guaranteed by the U.S. government; U.S. government agencies, such as the Government National Mortgage Association (“Ginnie Mae”); or by U.S.

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage- and asset-backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s portfolio will vary within a range of three to five years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between one or five years.

In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing

Wilmington Short/Intermediate- Term Bond Fund (Target Fund)	MTB Intermediate-Term Bond Fund (Acquiring Fund)

government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). As part of the Fund’s non-principal investment strategy the Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities.

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment advisor may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington Short/Intermediate-Term Bond Fund) are substantially similar to those of the Acquiring Fund (MTB Intermediate-Term Bond Fund). Both the Target Fund and Acquiring Fund seek current income as part of their investment goal. In addition, both the Target Fund and the Acquiring Fund primarily invest in investment-grade fixed income securities and may also invest up to 15% of their total assets in junk bonds. There are, however, differences that you should consider. As part of its investment goal, the Target Fund also seeks high total return whereas the Acquiring Fund seeks capital growth. In addition, the Target Fund may invest up to 10% of its assets in investment grade fixed income securities of foreign issuers and 15% of its assets in preferred stocks, whereas the Acquiring Fund does not invest in foreign issuers or preferred stocks as a principal investment strategy. The Target Fund, as a fundamental policy (which can only be changed by shareholders), will maintain an average dollar-weighted duration of 2 1/2 to 4 years as compared with a non-fundamental policy of maintaining an average dollar-weighted duration of 3 to 5 years for the Acquiring Fund.

	Wilmington Municipal Bond Fund (Target Fund)	Wilmington Municipal Bond Fund (Acquiring Fund)
Investment Goal	The Fund seeks a high level of income exempt from federal income tax, consistent with preservation of capital.	The investment goals and strategies of the Target Fund (Wilmington Municipal Bond Fund) are identical to those of the Acquiring Fund (Wilmington Municipal Bond Fund).

	Wilmington Municipal Bond Fund (Target Fund)	Wilmington Municipal Bond Fund (Acquiring Fund)
Investment Strategies

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. As a non-fundamental policy, the Fund will maintain a short-to-intermediate (2 to 8 years) average dollar-weighted duration. The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment advisor may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

	Wilmington Broad Market Bond Fund (Target Fund)	MTB Income Fund (Acquiring Fund)

Investment Goal	The Fund’s investment goal is to seek a high total return, consistent with high current income.	The Fund seeks to provide current income and secondarily, capital growth.

	Wilmington Broad Market Bond Fund (Target Fund)	MTB Income Fund (Acquiring Fund)
Investment Strategies

The Fund invests at least 80% of its total assets in investment grade fixed income securities. Investment grade fixed income include securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks, and up to 10% of its assets in investment grade fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain an intermediate (4 to 7 years) average dollar-weighted duration.

As part of its principal investment strategy, the Fund may invest in bank obligations; corporate bonds, notes and commercial paper; high yield bonds; mortgage-backed securities; municipal securities; obligations issued by supranational agencies; preferred stock; and U.S. government obligations. The mortgage-backed securities in which the Fund will invest as part of its principal investment strategy are issued or guaranteed by the U.S. government, U.S. government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or by U.S. government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). As part of the Fund’s non-principal investment strategy the Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities.

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment advisor may sell

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund’s investment advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Wilmington Broad Market Bond Fund (Target Fund)	MTB Income Fund (Acquiring Fund)
securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington Broad Market Bond Fund) are substantially similar to those of the Acquiring Fund (MTB Income Fund). Both the Target Fund and Acquiring Fund seek current income as part of their investment goal. In addition, both the Target Fund and the Acquiring Fund primarily invest in investment-grade fixed income securities. The Target Fund may also invest up to 20% of its assets in junk bonds and the Acquiring Fund may also invest up to 15% of its assets in junk bonds. There are, however, differences that you should consider. As part of its investment goal, the Target Fund also seeks high total return whereas the Acquiring Fund seeks capital growth. In addition, although the Target Fund may invest up to 10% of its assets in investment grade fixed income securities of foreign issuers and up to 20% of its assets in preferred stocks, the Acquiring Fund does not have similar principal investment strategies. As a fundamental policy (which can only be changed by shareholders), the Target Fund will maintain an average dollar-weighted duration of 4 to 7 years as compared with a non-fundamental policy of maintaining an average dollar-weighted duration of 4 to 10 years for the Acquiring Fund.

	Wilmington Large-Cap Strategy Fund (Target Fund)	Wilmington Large-Cap Strategy Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to achieve long-term capital appreciation.	The investment goal and strategies of the Target Fund (Wilmington Large-Cap Strategy Fund) are identical to those of the Acquiring Fund (Wilmington Large-Cap Strategy Fund).

Investment Strategies

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($1.62 billion as of May 31, 2011) or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund’s investment advisor currently allocates the Fund’s assets between

Wilmington Large-Cap Strategy Fund (Target Fund)	Wilmington Large-Cap Strategy Fund (Acquiring Fund)

growth and value stocks. Once the investment advisor determines the tactical allocations, the sub-advisor builds a portfolio in accordance with the investment advisor’s allocation instructions. The sub-advisor uses quantitative models to construct a portfolio for the Fund.

The sub-advisor invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 1000 Index) or another index of large-capitalization companies, weighted to reflect the investment advisor’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-advisor will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will be equal to or approximate that of the benchmark index.

	Wilmington Small-Cap Strategy Fund (Target Fund)	Wilmington Small-Cap Strategy Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to achieve long-term capital appreciation.	The investment goal and strategies of the Target Fund (Wilmington Small-Cap Strategy Fund) are identical to those of the Acquiring Fund (Wilmington Small-Cap Strategy Fund).

Investment Strategies

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($2.97 billion as of May 31, 2011) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution.

Wilmington Small-Cap Strategy Fund (Target Fund)	Wilmington Small-Cap Strategy Fund (Acquiring Fund)

The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund’s investment advisor currently allocates the Fund’s assets between growth and value stocks. Once the investment advisor determines the tactical allocations, the sub-advisor builds a portfolio in accordance with the investment advisor’s allocation instructions. The sub-advisor uses quantitative models to construct a portfolio for the Fund.

The sub-advisor invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment advisor’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-advisor will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will be equal to or approximate that of the benchmark index.

	Wilmington Aggressive Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek long-term capital appreciation.	The Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds.

Investment Strategies	The Fund seeks to achieve its investment goal by normally investing approximately 80% to 100% of its assets in equity funds and approximately 0% to 20% of its assets	The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return

Wilmington Aggressive Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)

in fixed income and real return funds. The Fund invests primarily in affiliated underlying funds and unaffiliated underlying funds, including exchange traded funds (“ETFs”) (together, the “Underlying Funds”). The Fund may also invest in government securities, stocks, bonds and other types of securities (i.e., securities not issued by a fund) provided that such securities are consistent with the Fund’s investment goal. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. government securities, money market funds and cash or cash equivalents.

The investment advisor uses a two-stage process to create an investment portfolio for the Fund. The first stage involves determining the percentage of the Fund’s assets to be invested in the following asset classes: U.S. equity, international equity, fixed income and “real return” assets (inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities). The investment advisor anticipates allocating approximately 35-75% to U.S. equity, 15-55% to international equity, 0-25% to fixed income and 0-25% to real return assets. The investment advisor may periodically adjust asset class allocations based on various quantitative and qualitative data.

The second stage involves the selection of Underlying Funds to represent each asset class and the determination of weightings among the Underlying Funds. The investment advisor monitors the Fund’s holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the Underlying Funds continue to conform to the Fund’s asset class allocations over time.

(current income plus capital appreciation) consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the investment advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The investment advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the investment advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time: allocating 30%-85% of fund assets to global equity securities; 0%-65% of fund assets to global fixed income securities; 0%-50% of fund assets to non-traditional investments; and 0%-5% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An

Wilmington Aggressive Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)
Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”)). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The investment advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The investment advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the investment advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

Wilmington Aggressive Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)
When making allocation decisions, the investment advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the investment advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The investment advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

As you can see from the chart above, the investment goals and strategies of the Target Fund (Wilmington Aggressive Asset Allocation Fund) are similar to those of the Acquiring Fund (Wilmington Strategic Allocation Aggressive Fund). Both the Target Fund and the Acquiring Fund primarily invest in a range of securities, including equity and fixed income securities of both U.S. and foreign issuers. In addition, both the Target Fund and the Acquiring Fund may invest in affiliated and unaffiliated underlying funds, including ETFs. There are, however, differences that you should consider. The Target Fund seeks long-term capital appreciation as its investment goal whereas the Acquiring Fund seeks to provide a high level of total return (current income plus capital appreciation) consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds. Both Funds may invest in equity securities, but the Target Fund has a minimum exposure of approximately 35% in U.S. equity securities and 15% in international equity securities, while the Acquiring Fund has a minimum exposure of approximately 30% in global equity securities (i.e., U.S. and international equity securities). Similarly, the Target Fund has a maximum exposure of approximately 75% in U.S. equity securities and 55% in international equity securities while the Acquiring Fund can invest up to 85% in global equity securities. The Target Fund’s fixed income investment range is 0% to 25% while the Acquiring Fund’s range is 0% to 65% in global fixed income securities. The Target Fund’s real return assets investment range is 0% to 25% while the Acquiring Fund’s non-traditional assets investment range is 0% to 50%.

	Wilmington Conservative Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Conservative Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to seek current income and preservation of capital.	The Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds.

Investment Strategies

The Fund seeks to achieve its investment goal by normally investing approximately 50% to 70% of its assets in fixed income and real return funds and approximately 30% to 50% of its assets in equity funds. The Fund invests primarily in affiliated underlying funds and unaffiliated underlying funds, including exchange traded funds (“ETFs”) (together, the “Underlying Funds”). The Fund may also invest in government securities, stocks, bonds and other types of securities (i.e., securities not issued by a fund) provided that such securities are consistent with the Fund’s investment goal. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. government securities, money market funds and cash or cash equivalents.

The investment advisor uses a two-stage process to create an investment portfolio for the Fund. The first stage involves determining the percentage of the Fund’s assets to be invested in the following asset classes: U.S. equity, international equity, fixed income and “real return” assets (inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities). The investment advisor anticipates allocating approximately 5-35% to U.S. equity, 0-35% to international equity, 35-75% to fixed income and 0-25% to real return assets. The investment advisor may periodically adjust asset class allocations based on various quantitative and qualitative data.

The second stage involves the selection of Underlying Funds to represent each asset class and the determination of weightings among the

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return (current income plus capital appreciation) consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the investment advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The investment advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the investment advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time: allocating 10%-65% of fund assets to global equity

Wilmington Conservative Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Conservative Fund (Acquiring Fund)
Underlying Funds. The investment advisor monitors the Fund’s holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the Underlying Funds continue to conform to the Fund’s asset class allocations over time.

securities; 20%-85% of fund assets to global fixed income securities; 0%-30% of fund assets to non-traditional investments; and 0%-20% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity—related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The investment advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The investment advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic

Wilmington Conservative Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Conservative Fund (Acquiring Fund)

exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the investment advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the investment advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the investment advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The investment advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

As you can see from the chart above, the investment goal and strategies of the Target Fund (Wilmington Conservative Asset Allocation Fund) are similar to those of the Acquiring Fund (Wilmington Strategic Allocation Conservative Fund). Both the Target Fund and the Acquiring Fund primarily invest in a range of securities, including equity and fixed income securities of both U.S. and foreign issuers. In addition, both the Target Fund and the Acquiring Fund may invest in affiliated and unaffiliated underlying funds, including ETFs. There are, however, differences that you should consider. The Target Fund seeks current income and preservation of capital as its investment goal whereas the Acquiring Fund seeks to provide a high level of total return (current income plus capital appreciation) consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds. Both Funds may invest in equity securities but the Target Fund has a minimum exposure of approximately 5% to U.S. equity securities and 0% in international equity securities, while the Acquiring Fund has a minimum exposure of approximately 10% in global equity securities (i.e., U.S. and international equity securities). Similarly, the Target Fund has a maximum exposure of approximately 35% in U.S. equity securities and 35% in international equity securities, while the Acquiring Fund may invest up to 65% in global equity securities. The Target Fund’s fixed income investment range is 35% to 75% while the Acquiring Fund’s range is 20% to 85% in global fixed income securities. The Target Fund’s real return assets investment range is 0% to 25% while the Acquiring Fund’s non-traditional assets range is 0% to 30%.

	Wilmington Multi-Manager International Fund (Target Fund)	MTB International Equity Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to achieve superior long-term capital appreciation.	The Acquiring Fund (MTB International Equity Fund) seeks to provide long term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities and will revise its own investment strategies so that they are identical to the investment strategies of the Target Fund (Wilmington Multi-Manager International Fund).

Investment Strategies

Under normal market conditions, the Fund invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers, including: common stocks of foreign issuers; preferred stocks and/or debt securities that are convertible into securities of foreign issuers or that otherwise exhibit equity-like characteristics; equity securities of foreign issuers listed or traded in the form of depository receipts, including but not limited to European Depository Receipts, Global Depository Receipts, American Depository Receipts and non-voting depository receipts; and open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (“ETFs”).

The Fund utilizes a multi-manager strategy in which the investment advisor allocates the Fund’s assets among a number of sub-advisors, or invests directly (up to 60% of the Fund’s assets) in ETFs. Subject to the supervision of the investment advisor, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints

Wilmington Multi-Manager International Fund (Target Fund)	MTB International Equity Fund (Acquiring Fund)

of the Fund’s investment goal, strategies and restrictions. The Fund will limit investment in emerging market securities to no more than 35% of its assets.

The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts. The Fund may also invest in fully collateralized equity index futures as a substitute for conventional equity securities.

	Wilmington Multi-Manager Real Asset Fund (Target Fund)	Wilmington Multi-Manager Real Asset Fund (Acquiring Fund)
Investment Goal	The Fund’s investment goal is to achieve long-term preservation of capital with current income.	The investment goal and strategies of the Target Fund (Wilmington Multi-Manager Real Asset Fund) are identical to those of the Acquiring Fund (Wilmington Multi-Manager Real Asset Fund).

Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its net assets in “real return” assets consisting of (i) inflation-protected debt securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities.

The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate; or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

The Fund will invest in real estate companies, such as REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate

Wilmington Multi-Manager Real Asset Fund (Target Fund)	Wilmington Multi-Manager Real Asset Fund (Acquiring Fund)

industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry.

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in investment companies, exchange traded funds (“ETFs”), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements is expected to be frequent and may at times be substantial. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets.

The investment advisor, RSMC, determines the Fund’s asset allocation among the “real return” assets. RSMC anticipates allocating approximately 20%-80% to inflation-protected debt securities, 0%-60% to real estate-related securities and 0%-40% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which RSMC allocates the Fund’s assets among a number of sub-advisors, or invests directly (up to 60% of the Fund’s assets) in ETFs. Subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest up to 55% of its assets in foreign securities.

Comparison of Fundamental Investment Policies

As required by the 1940 Act, each Trust, on behalf of its series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, diversifying investments and investing in commodities. Fundamental investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. The fundamental investment policies of each Target Fund and its corresponding Acquiring Fund are similar. Certain material differences between a Target Fund’s and Acquiring Fund’s fundamental investment policies are described below.

Borrowing Money. The Target Funds, the Wilmington Multi-Manager International Fund and the Wilmington Multi-Manager Real Asset Fund, may each borrow in an aggregate amount not in excess of 10% of their total assets. In contrast, the corresponding Acquiring Funds, the MTB International Equity Fund and the Wilmington Multi-Manager Real Asset Fund, may each borrow to the maximum extent permitted by the 1940 Act, which currently is no more than 33-1/3% of a Fund’s total assets.

Industry Concentration. The Target Fund, the Wilmington Prime Money Market Fund, may invest more than 25% of its total assets in the obligations of banks. The corresponding Acquiring Fund, the MTB Money Market Fund, has a fundamental investment policy to not purchase any securities which would cause more than 25% of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry.

The Target Fund, the Wilmington Multi-Manager Real Asset Fund, may invest more than 25% of its total assets in the real estate industry and intends to be concentrated in the securities of domestic and foreign real estate and real estate-related companies, whereas the corresponding Acquiring Fund, the Wilmington Multi-Manager Real Asset Fund, has a fundamental investment policy to not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of applying the Acquiring Fund’s concentration limitation, the term “concentration” has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and tax-exempt municipal securities issued by governments or political subdivisions will not be deemed to constitute an industry. With respect to the Acquiring Fund’s investment in real estate-related securities, industry classifications shall include, but not be limited to, the following: Real Estate Development; Real Estate Operating Companies; Residential Real Estate; Retail and Commercial Real Estate; Diversified Real Estate Activities; Diversified Real Estate Investment Trusts (“REITs”); Industrial REITs; Office REITs; Residential REITs; Retail REITs; and Specialized Real Estate REITs. These industry classifications are not fundamental and may be changed without the vote of a majority of the outstanding shares of the Acquiring Fund. Furthermore, the Acquiring Fund’s investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Acquiring Fund in that particular industry or group of industries.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganizations. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable. However, you will not have to pay any sales charge on any shares of an Acquiring Fund received as part of the Reorganizations. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended June 30, 2011, for each Target Fund and April 30, 2011, for each Acquiring Fund. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Also shown are the Annual Fund Operating Expenses projected for each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred at November 1, 2010.

At the same time that the Acquiring Funds will acquire the Target Funds, (i) the MTB Money Market Fund anticipates acquiring the MTB Prime Money Market Fund, and (ii) the MTB Tax-Free Money Market Fund anticipates acquiring the MTB Pennsylvania Tax-Free Money Market Fund and the MTB New York Tax-Free Money Market Fund. The expense tables and examples below for the Reorganizations involving the MTB Money Market Fund and MTB Tax-Free Money Market Fund also show the impact on expenses from these other contemporaneous reorganizations. The pro forma expense tables and examples below also show an estimate of the expense ratio that will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and an estimate of the expense ratio that will result if the WT Target Fund is the only Fund that participates in a Reorganization with the Acquiring Fund.

With regard to the MTB money market funds, on or about January 20, 2012, pursuant to a plan of recapitalization, the names of the share classes will be changing as follows:

MTB Money Market Fund

Class A Sharesg Select Class Shares

Class S Sharesg Service Class Shares

MTB U.S. Government Money Market Fund

Class I Sharesg Select Class Shares

Class A Sharesg Service Class Shares

MTB Tax-Free Money Market Fund

Class I Sharesg Select Class Shares

The following expense tables and examples, however, for the sake of clarity will refer to the Class A, Class I and Class S share designations currently used as of the date of this Prospectus/Proxy Statement.

The numbers provided in the following expense tables and examples for the Institutional Class shares of the MTB Money Market Fund and MTB U.S. Government Money Market Fund are estimates because these shares have not commenced operations as of the date of this Prospectus/Proxy Statement.

WILMINGTON PRIME MONEY MARKET FUND—INSTITUTIONAL SHARES, W SHARES AND SERVICE SHARES

MTB PRIME MONEY MARKET FUND—CORPORATE SHARES

MTB MONEY MARKET FUND—INSTITUTIONAL CLASS SHARES, CLASS A SHARES AND CLASS S SHARES

	Wilmington Prime Money Market Fund (WT Target Fund)			MTB Prime Money Market Fund (MTB Target Fund)	MTB Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes both Reorganizations are completed) (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Corporate Shares	Institutional Class Shares	Class A Shares	Class S Shares	Institutional Class Shares	Class A Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None	None

	Wilmington Prime Money Market Fund (Target Fund)			MTB Prime Money Market Fund (MTB Target Fund)	MTB Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes both Reorganizations are completed) (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Corporate Shares	Institutional Class Shares	Class A Shares	Class S Shares	Institutional Class Shares	Class A Shares	Class S Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.33%	0.33%	0.33%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%	0.25%	None	None	0.25%	None	None	0.25%

Other Expenses	0.11%	0.11%	0.11%	0.36%	0.10%	0.35%	0.35%	0.08%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.44%	0.59%	0.69%	1.01%	0.50%	0.75%	1.00%	0.48%	0.73%	0.98%

	Wilmington Prime Money Market Fund (WT Target Fund)			MTB Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the WT Target Fund (assumes only WT Reorganization is completed) (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class A Shares	Class S Shares	Institutional Class Shares	Class A Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None

	Wilmington Prime Money Market Fund (Target Fund)			MTB Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the WT Target Fund (assumes only WT Reorganization is completed) (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class A Shares	Class S Shares	Institutional Class Shares	Class A Shares	Class S Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.33%	0.33%	0.33%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%	None	None	0.25%	None	None	0.25%
Other Expenses	0.11%	0.11%	0.11%	0.10%	0.35%	0.35%	0.08%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.44%	0.59%	0.69%	0.50%	0.75%	1.00%	0.48%	0.73%	0.98%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL SHARES, W SHARES AND SERVICE SHARES

MTB U.S. GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS SHARES, CLASS I SHARES AND CLASS A SHARES

	Wilmington U.S. Government Money Market Fund (Target Fund)			MTB U.S. Government Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class I Shares	Class A Shares	Institutional Class Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None

	Wilmington U.S. Government Money Market Fund (Target Fund)			MTB U.S. Government Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class I Shares	Class A Shares	Institutional Class Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%	0.35%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%	None	None	0.25%	None	None	0.25%
Other Expenses	0.10%	0.10%	0.10%	0.08%	0.33%	0.33%	0.07%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.45%	0.60%	0.70%	0.48%	0.73%	0.98%	0.47%	0.72%	0.97%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND—INSTITUTIONAL SHARES AND W SHARES

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND—CLASS A SHARES, CLASS I SHARES AND CLASS I2 SHARES

MTB NEW YORK TAX-FREE MONEY MARKET FUND—CLASS A SHARES AND CLASS I SHARES

MTB TAX-FREE MONEY MARKET FUND—CLASS I SHARES

	Wilmington Tax-Exempt Money Market Fund (WT Target Fund)		MTB Pennsylvania Tax-Free Money Market Fund (MTB Target Fund)			MTB New York Tax- Free Money Market Fund (MTB Target Fund)		MTB Tax-Free Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Funds (assumes all three Reorganizations are completed) (pro forma combined)[2]
	Institutional Shares	W Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None

	Wilmington Tax-Exempt Money Market Fund (Target Fund)		MTB Pennsylvania Tax-Free Money Market Fund (Target Fund)			MTB New York Tax-Free Money Market Fund (Target Fund)		MTB Tax-Free Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Funds (assumes all three Reorganizations are completed) (pro forma combined)[2]
	Institutional Shares	W Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.37%	0.37%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.15%	None	0.25%	0.25%	None	None	None	None
Other Expenses	0.18%	0.18%	0.76%	0.51%	0.76%	0.46%	0.46%	0.43%	0.39%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	—	—	—	—	—	—	—
Total Annual Fund Operating Expenses	0.56%	0.71%	1.16%	1.16%	1.41%	0.86%	0.86%	0.83%	0.79%

1	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

2	Class I shares, Class I2 shares and Class A shares of the MTB Pennsylvania Tax-Free Money Market Fund will reorganize into Class I shares, Class I2 shares and Class A shares of the MTB Tax-Free Money Market Fund. Class A shares and Class I shares of the MTB New York Tax-Free Money Market Fund will reorganize into Class A shares and Class I shares of the MTB Tax-Free Money Market Fund. Since WT Target Fund shareholders will not be reorganizing into Class A shares or Class I2 shares, the impact of the combined reorganizations on those share classes is not shown.

	Wilmington Tax-Exempt Money Market Fund (WT Target Fund)		MTB Tax-Free Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the WT Target Fund (assumes only WT Reorganization is completed) (pro forma combined)
	Institutional Shares	W Shares	Class I Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None

	Wilmington Tax-Exempt Money Market Fund (WT Target Fund)		MTB Tax-Free Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the WT Target Fund (assumes only WT Reorganization is completed) (pro forma combined)
	Institutional Shares	W Shares	Class I Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.37%	0.37%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.15%	None	None
Other Expenses	0.18%	0.18%	0.43%	0.37%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	—	—
Total Annual Fund Operating Expenses	0.56%	0.71%	0.83%	0.77%

[1]	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND—INSTITUTIONAL SHARES AND A SHARES

MTB INTERMEDIATE-TERM BOND FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Short/Intermediate- Term Bond Fund (Target Fund)		MTB Intermediate-Term Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	2.00%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Short/Intermediate- Term Bond Fund (Target Fund)		MTB Intermediate-Term Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%	0.70%	0.70%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.26%	0.26%	0.48%	0.48%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.61%	0.86%	1.18%	1.43%	0.92%	1.17%
Fee Waivers and/or Expense Reimbursement	—	—	0.52%[1]	0.42%[1]	0.32%[2]	0.22%[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.61%	0.86%	0.66%	1.01%	0.60%	0.95%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I shares and Class A shares will not exceed 0.66% and 1.01%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Acquiring Fund’s Board of Trustees.

[2]

The Acquiring Fund’s advisor, distributor and shareholder service provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I and Class A Shares will not exceed 0.60% and 0.95%, respectively. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON MUNICIPAL BOND FUND—INSTITUTIONAL SHARES AND A SHARES

WILMINGTON MUNICIPAL BOND FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	2.00%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.26%	0.26%	0.43%	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.62%	0.87%	0.94%	1.19%	0.94%	1.19%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.32%[1]	0.32%[1]	0.32%[1]	0.32%[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.62%	0.87%	0.62%	0.87%	0.62%	0.87%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Acquiring Fund’s Class I shares and Class A shares will not exceed 0.61% and 0.86%, respectively (excluding acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON BROAD MARKET BOND FUND—INSTITUTIONAL SHARES AND A SHARES

MTB INCOME FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Broad Market Bond Fund (Target Fund)		MTB Income Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	2.00%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Broad Market Bond Fund (Target Fund)		MTB Income Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%	0.60%	0.60%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.42%	0.42%	0.43%	0.43%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.77%	1.02%	1.03%	1.28%	0.92%	1.17%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.37%[1]	0.27%[1]	0.27%[2]	0.17%[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.77%	1.02%	0.66%	1.01%	0.65%	1.00%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I shares and Class A shares will not exceed 0.66% and 1.01%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Acquiring Fund’s Board of Trustees.

[2]

The Acquiring Fund’s advisor, distributor and shareholder service provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I and Class A Shares will not exceed 0.65% and 1.00%, respectively. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON LARGE-CAP STRATEGY FUND—INSTITUTIONAL SHARES AND A SHARES

WILMINGTON LARGE-CAP STRATEGY FUND—CLASS I SHARES AND A SHARES

	Wilmington Large-Cap Strategy Fund (Target Fund)		Wilmington Large-Cap Strategy Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Large-Cap Strategy Fund (Target Fund)		Wilmington Large-Cap Strategy Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.19%	0.19%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.69%	0.94%	0.86%	1.11%	0.86%	1.11%
Fee Waivers and/or Expense Reimbursement	0.44%[1]	0.44%[1]	0.61%[2]	0.61%[2]	0.61%[2]	0.61%[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%

[1]

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund Operating Expenses” for the Target Fund, excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” exceed 0.25% through October 31, 2012. This expense limitation arrangement will remain in place through October 31, 2012, unless the Board of Trustees approves its earlier termination.

[2]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I shares and Class A shares will not exceed 0.25% and 0.50%, respectively (excluding the effects of taxes and other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON SMALL-CAP STRATEGY FUND—INSTITUTIONAL SHARES AND A SHARES

WILMINGTON SMALL-CAP STRATEGY FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Small-Cap Strategy Fund (Target Fund)		Wilmington Small-Cap Strategy Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Small-Cap Strategy Fund (Target Fund)		Wilmington Small-Cap Strategy Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.41%	0.41%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	0.96%	1.21%	1.03%	1.28%	1.03%	1.28%
Fee Waivers and/or Expense Reimbursement	0.71%[1]	0.71%[1]	0.78%[2]	0.78%[2]	0.78%[2]	0.78%[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%

[1]

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund Operating Expenses” for the Target Fund, excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” exceed 0.25% through October 31, 2012. This expense limitation arrangement will remain in place through October 31, 2012, unless the Target Fund’s Board of Trustees approves its earlier termination.

[2]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I shares and Class A shares will not exceed 0.25% and 0.50%, respectively (excluding the effects of taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND—INSTITUTIONAL SHARES AND A SHARES WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Aggressive Asset Allocation Fund (Target Fund)		Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Aggressive Asset Allocation Fund (Target Fund)		Wilmington Strategic Allocation Aggressive Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None	None	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.42%	0.42%	0.59%	0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.04%	1.29%	1.71%	1.96%	1.71%	1.96%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.31%[1]	0.31%[1]	0.31%[1]	0.31%[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.04%	1.29%	1.40%	1.65%	1.40%	1.65%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Acquiring Fund’s Class I shares and Class A shares will not exceed 0.78% and 1.03%, respectively (excluding acquired fund fees and expenses taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND—INSTITUTIONAL SHARES AND A SHARES WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Conservative Asset Allocation Fund (Target Fund)		Wilmington Strategic Allocation Conservative Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Conservative Asset Allocation Fund (Target Fund)		Wilmington Strategic Allocation Conservative Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None	None	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.54%	0.54%	0.54%	0.54%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	0.91%	1.16%	1.60%	1.85%	1.60%	1.85%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.39%[1]	0.39%[1]	0.39%[1]	0.39%[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.91%	1.16%	1.21%	1.46%	1.21%	1.46%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Acquiring Fund’s Class I shares and Class A shares will not exceed 0.65% and 0.90%, respectively (excluding acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND—INSTITUTIONAL SHARES AND A SHARES

MTB INTERNATIONAL EQUITY FUND—CLASS I SHARES AND A SHARES

	Wilmington Multi-Manager International Equity Fund (Target Fund)		MTB International Equity Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Multi-Manager International Equity Fund (Target Fund)		MTB International Equity Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.82%	0.82%	1.00%	1.00%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.61%	0.61%	0.48%	0.48%	0.55%	0.55%
Acquired Fund Fees and Expenses	0.09%	0.09%	—	—	0.06%	0.06%
Total Annual Fund Operating Expenses	1.52%	1.77%	1.48%	1.73%	1.58%	1.83%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.00%[1]	0.12%[1]	0.16%[2]	0.28%[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.52%	1.77%	1.48%	1.61%	1.42%	1.55%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I shares and Class A shares will not exceed 1.48% and 1.61%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Acquiring Fund’s Board of Trustees.

[2]

The Acquiring Fund’s advisor, distributor and shareholder service provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I and Class A Shares will not exceed 1.36% and 1.49%, respectively (excluding acquired fund fees and expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

WILMINGTON MULTI-MANAGER REAL ASSET FUND—INSTITUTIONAL SHARES AND A SHARES WILMINGTON MULTI-MANAGER REAL ASSET FUND—CLASS I SHARES AND CLASS A SHARES

	Wilmington Multi-Manager Real Asset Fund (Target Fund)		Wilmington Multi-Manager Real Asset Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	3.50%	None	5.50%	None	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	None	None	None	None

	Wilmington Multi-Manager Real Asset Fund (Target Fund)		Wilmington Multi-Manager Real Asset Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Institutional Shares	A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%	0.67%	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.11%	1.36%	1.35%	1.60%	1.35%	1.60%
Fee Waivers and/or Expense Reimbursement	0.00%	0.00%	0.25%[1]	0.25%[1]	0.25%[1]	0.25%[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.11%	1.36%	1.10%	1.35%	1.10%	1.35%

[1]

The Acquiring Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Acquiring Fund’s Class I shares and Class A shares will not exceed 1.03% and 1.28%, respectively (excluding acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Acquiring Fund’s Board of Trustees.

Expense Example

The following Examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in its corresponding Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. They illustrate the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

•	redemption of investment

The costs reflect the effects of expense limitations and/or fee waivers on the part of a Fund’s advisor for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because the Examples are hypothetical and for comparison only, your actual costs may be higher or lower.

Wilmington Prime Money Market Fund

(WT Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
W Shares	$60	$189	$329	$738
Service Shares	$70	$221	$384	$859

MTB Prime Money Market Fund

(MTB Target Fund)

	1 Year	3 Years	5 Years	10 Years
Corporate Shares	$103	$321	$557	$1,234

MTB Money Market Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$51	$160	$279	$629
Class A Shares	$77	$240	$417	$930
Class S Shares	$102	$318	$552	$1,224

Acquiring Fund after Reorganizations with the Target Funds

(Pro Forma Combined)

(assumes both Reorganizations are completed)

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$49	$154	$269	$604
Class A Shares	$75	$234	$407	$908
Class S Shares	$100	$312	$542	$1,203

Acquiring Fund after Reorganization with the WT Target Fund

(Pro Forma Combined)

(assumes only WT Target Fund Reorganization is completed)

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$49	$154	$269	$604
Class A Shares	$75	$234	$407	$908
Class S Shares	$100	$312	$542	$1,203

Wilmington U.S. Government Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$46	$144	$252	$567
W Shares	$61	$192	$335	$750
Service Shares	$72	$224	$390	$871

MTB U.S. Government Money Market Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$49	$154	$269	$604
Class I Shares	$75	$234	$407	$908
Class A Shares	$100	$312	$542	$1,203

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$48	$151	$263	$593
Class I Shares	$74	$231	$401	$894
Class A Shares	$99	$309	$536	$1,189

Wilmington Tax-Exempt Money Market Fund

(WT Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$57	$179	$313	$701
W Shares	$73	$227	$395	$883

MTB Pennsylvania Tax-Free Money Market Fund

(MTB Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$118	$368	$637	$1,408
Class I2 shares	$118	$368	$637	$1,408
Class A Shares	$144	$447	$772	$1,691

MTB New York Tax-Free Money Market Fund

(MTB Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$88	$274	$476	$1,060
Class A Shares	$88	$274	$476	$1,060

MTB Tax-Free Money Market Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$85	$265	$461	$1,025
Class I2 Shares	$85	$265	$461	$1,025
Class A Shares	$110	$343	$595	$1,317

Acquiring Fund after Reorganizations with the Target Funds

(Pro Forma Combined)

(assumed all three Reorganizations are completed)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$81	$253	$439	$978
Class I2 Shares	$106	$331	$574	$1,271
Class A Shares	$106	$331	$574	$1,271

Acquiring Fund after Reorganization with the WT Target Fund

(Pro Forma Combined)

(assumed only WT Target Reorganization is completed)*

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$79	$246	$428	$955

*	Class A shares, Class I shares and Class I2 shares of the MTB Pennsylvania Tax-Free Money Market Fund will reorganize into Class A shares, Class I shares and Class I2 shares, respectively, of the MTB Tax-Free Money Market Fund. Class A shares and Class I shares of the MTB New York Tax-Free Money Market Fund will reorganize into Class A shares and Class I shares of the MTB Tax-Free Money Market Fund. Since WT Target Fund shareholders will not be reorganizing into Class A shares or Class I2 shares, the impact of the combined reorganizations on those share classes is not shown.

Wilmington Short/Intermediate-Term Bond Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$62	$195	$340	$762
A Shares	$286	$469	$667	$1,240

MTB Intermediate-Term Bond Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$67	$322	$597	$1,383
Class A Shares	$548	$843	$1,159	$2,051

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$61	$261	$477	$1,102
A Shares	$543	$784	$1,045	$1,788

Wilmington Municipal Bond Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$63	$199	$346	$774
A Shares	$287	$472	$673	$1,251

Wilmington Municipal Bond Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$267	$487	$1,122
Class A Shares	$535	$780	$1,045	$1,799

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$267	$487	$1,122
Class A Shares	$535	$780	$1,045	$1,799

Wilmington Broad Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$79	$246	$428	$954
A Shares	$302	$518	$752	$1,423

MTB Income Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$67	$291	$532	$1,225
Class A Shares	$548	$811	$1,094	$1,900

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$66	$266	$482	$1,107
Class A Shares	$547	$788	$1,049	$1,792

Wilmington Large-Cap Strategy Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$26	$176	$341	$817
A Shares	$399	$597	$810	$1,425

Wilmington Large-Cap Strategy Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$26	$214	$418	$1,005
Class A Shares	$598	$826	$1,073	$1,777

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$26	$214	$418	$1,005
Class A Shares	$598	$826	$1,073	$1,777

Wilmington Small-Cap Strategy Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$26	$235	$462	$1,113
A Shares	$399	$653	$926	$1,704

Wilmington Small-Cap Strategy Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$26	$250	$493	$1,189
Class A Shares	$598	$861	$1,143	$1,945

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$26	$250	$493	$1,189
Class A Shares	$598	$861	$1,143	$1,945

Wilmington Aggressive Asset Allocation Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$106	$331	$574	$1,271
A Shares	$477	$745	$1,033	$1,852

Wilmington Strategic Allocation Aggressive Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$143	$509	$899	$1,994
Class A Shares	$709	$1,103	$1,522	$2,687

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$143	$509	$899	$1,994
Class A Shares	$709	$1,103	$1,522	$2,687

Wilmington Conservative Asset Allocation Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$93	$290	$504	$1,120
A Shares	$464	$706	$966	$1,710

Wilmington Strategic Allocation Conservative Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$124	$468	$836	$1,871
Class A Shares	$691	$1,065	$1,463	$2,573

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$124	$468	$836	$1,871
Class A Shares	$691	$1,065	$1,463	$2,573

Wilmington Multi-Manager International Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$155	$480	$829	$1,813
A Shares	$524	$888	$1,276	$2,361

MTB International Equity Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$151	$468	$808	$1,769
Class A Shares	$705	$1,054	$1,426	$2,468

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$145	$483	$845	$1,865
Class A Shares	$699	$1,068	$1,461	$2,557

Wilmington Multi-Manager Real Asset Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$113	$353	$612	$1,352
A Shares	$484	$766	$1,069	$1,928

Wilmington Multi-Manager Real Asset Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$113	$405	$719	$1,608
Class A Shares	$680	$1,005	$1,353	$2,331

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$113	$405	$719	$1,608
Class A Shares	$680	$1,005	$1,353	$2,331

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of each Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Funds and MTBIA.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Portfolio Turnover

Each Fund’s portfolio turnover (except for the money market funds) during its most recent fiscal year is shown in the chart below.

Target Funds	Acquiring Funds
Wilmington Short/Intermediate-Term Bond Fund: 35%	MTB Intermediate-Term Bond Fund: 485%**
Wilmington Municipal Bond Fund: 30%	Wilmington Municipal Bond Fund: N/A*
Wilmington Broad Market Bond Fund: 30%	MTB Income Fund: 128%**
Wilmington Large-Cap Strategy Fund: 39%	Wilmington Large-Cap Strategy Fund: N/A*
Wilmington Small-Cap Strategy Fund: 48%	Wilmington Small-Cap Strategy Fund: N/A*
Wilmington Aggressive Asset Allocation Fund: 34%	Wilmington Strategic Allocation Aggressive Fund: N/A*
Wilmington Conservative Asset Allocation Fund: 26%	Wilmington Strategic Allocation Conservative Fund: N/A*
Wilmington Multi-Manager International Fund: 98%	MTB International Equity Fund: 44%
Wilmington Multi-Manager Real Asset Fund: 199%	Wilmington Multi-Manager Real Asset Fund: N/A*

*	No portfolio turnover is shown for the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund because they have not commenced operations as of the date of this Prospectus/Proxy Statement.
**	These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

Comparison of Fund Performance

The following tables compare the (unaudited) average annual total return (before taxes) for the 1-, 5-, and 10-year periods ended December 31, 2011 for the Institutional Shares of the Target Funds and Class I shares of the Acquiring Funds that have commenced operations as of the date of this Prospectus/Proxy Statement, as compared with the performance of each Fund’s respective benchmark index over the same period shown for each Fund. No comparisons are shown for the Reorganizations involving the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund series of the MTB Trust (“MTB Shell Funds”) because they have not commenced operations as of the date of this Prospectus/Proxy Statement and therefore have no performance history. Each MTB Shell Fund will continue the performance history of its corresponding WT Target Fund after the Reorganizations. For more information about performance, see the Risk Return Bar Chart and Performance Table in the WT Prospectuses and see the section entitled “Performance Information” in the MTB Prospectuses, each of which is incorporated herein by reference. The returns for W Shares, Service Shares or Class A Shares of a Target Fund or Class A Shares, or Class S Shares of an Acquiring Fund will differ from the returns shown below because of differences in expenses of each class, and in fact, the performance of W Shares, Service Shares or Class A Shares of Target Fund or Class A Shares or Class S Shares of an Acquiring Fund will be lower than the performance of Institutional Shares, or Class I Shares because such other classes have expenses that are higher than Institutional Shares or Class I Shares. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

The performance for the benchmark indices shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark indices are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in an index. Each Fund’s past performance is not a guarantee of future results.

	Wilmington Prime Money Market Fund (Target Fund) Institutional Shares		MTB Money Market Fund (Acquiring Fund) Class I Shares (2)
	Fund Returns	Benchmark Returns(1)	Fund Returns		iMoney Net, Inc. First Tier Retail Average		iMoney Net, Inc. First Tier Institutional Average
1 Year	0.01%	N/A	0.02%		0.01%		0.05%
5 Years	1.53%	N/A	1.48%		1.39%		1.60%
10 Years or Life of Fund(3)	1.82%	N/A	1.93	%(3)	1.69	%(4)	2.01	%(4)

(1)	There is no index data available for the Target Fund.
(2)	Institutional shares of the MTB Money Market Fund have not commenced operations and will be issued in connection with the Reorganization. Class I shares of the MTB Money Market Fund have substantially similar annual returns because the share class is invested in the same portfolio of securities, and the annual returns differ only to the extent that Class I shares and Institutional shares do not have the same expenses.
(3)	Class I Shares of the MTB Money Market Fund commenced operations on August 18, 2003.
(4)	iMoney Net Average performance is as of the nearest month end following the inception dates.

	Wilmington U.S. Government Money Market Fund (Target Fund) Institutional Shares		MTB U.S. Government Money Market Fund (Acquiring Fund) Class I Shares(2)
	Fund Returns	Benchmark Returns(1)	Fund Returns	iMoney Net, Inc. Government Retail Average	iMoney Net, Inc. Government Institutional Average
1 Year	0.01%	N/A	0.01%	0.01%	0.01%
5 Years	1.38%	N/A	1.42%	1.16%	1.29%
10 Years	1.67%	N/A	1.77%	1.48%	1.67%

(1)	There is no index data available for the Target Fund.

(2)	Institutional shares of the MTB U.S. Government Money Market Fund have not commenced operations and will be issued in connection with the Reorganization. Class I shares of the MTB U.S. Government Money Market Fund have substantially similar annual returns because the share class is invested in the same portfolio of securities, and the annual returns differ only to the extent that Class I shares and Institutional shares do not have same expenses.

	Wilmington Tax-Exempt Money Market Fund (Target Fund) Institutional Shares		MTB Tax-Free Money Market Fund (Acquiring Fund) Class I Shares(2)
	Fund Returns	Benchmark Returns(1)	Fund Returns	iMoney Net, Inc. Tax-Free Retail Average	iMoney Net, Inc. Tax-Free Inst. Average
1 Year	0.01%	N/A	0.02%	0.02%	0.03%
5 Years	0.94%	N/A	1.09%	0.97%	1.09%
10 Years	1.14%	N/A	1.30%	1.17%	1.28%

(1)	There is no index data available for the Target Fund.
(2)	Institutional shares of the MTB Tax-Free Money Market Fund have not commenced operations and will be issued in connection with the Reorganization. Class I shares of the MTB Tax-Free Money Market Fund have substantially similar annual returns because the share class is invested in the same portfolio of securities, and the annual returns differ only to the extent that Class I shares and Institutional shares do not have the same expenses.

	Wilmington Short/Intermediate-Term Bond Fund (Target Fund) Institutional Shares			MTB Intermediate-Term Bond Fund (Acquiring Fund) Class I Shares
	Fund Returns (Before Taxes)	Barclays Capital Intermediate U.S. Government/ Credit Index	BofA Merrill Lynch 1-10 Year U.S. Treasury Index	Fund Returns (Before Taxes)	Barclays Capital Intermediate U.S. Government/ Credit Index	Lipper Short- Intermediate Investment Grade Debt Funds Average
1 Year	5.64%	5.80%	6.76%	5.83%	5.80%	3.96%
5 Years	6.38%	5.88%	6.06%	6.48%	5.88%	4.88%
10 Years	5.31%	5.20%	4.84%	5.35%	5.20%	4.36%

	Wilmington Broad Market Bond Fund (Target Fund) Institutional Shares			MTB Income Fund (Acquiring Fund) Class I Shares
	Fund Returns (Before Taxes)	Barclays Capital U.S. Government/ Credit Index	BofA Merrill Lynch U.S. Treasury Master Index	Fund Returns (Before Taxes)	Barclays Capital U.S. Aggregate Bond Index	Lipper Corporate A- Rated Debt Funds Average
1 Year	7.40%	8.74%	9.79%	6.59%	7.84%	6.87%
5 Years	6.85%	6.55%	6.83%	5.82%	6.50%	5.88%
10 Years	5.83%	5.85%	5.71%	5.05%	5.78%	5.40%

	Wilmington Multi-Manager International Fund (Target Fund) Institutional Shares		MTB International Equity Fund (Acquiring Fund) Class I Shares(1)
	Fund Returns (Before Taxes)	MSCI ACWI ex-US Net Index	Fund Returns (Before Taxes)		MSCI-EAFE Index		Lipper International Multi-Cap Core Funds Average		Lipper International Multi-Cap Growth Funds Average(4)
1 Year	(17.49)%	(13.71)%	(14.15)%		(12.14)%		(13.64)%		(13.94)%
5 Years	(4.41)%	(2.92)%	(5.73)%		(4.72)%		(4.03)%		(3.67)%
10 Years or Life of Fund	4.56%	6.31%	4.29	%(2)	6.07	%(3)	6.50	%(3)	6.19	%(3)

(1)	It is anticipated that prior to the Reorganization, the MTB International Equity Fund will change its investment policies and strategies to mirror the multi-manager investment strategies of its corresponding WT Target Fund.
(2)	Class I Shares commenced operation on August 18, 2003.
(3)	Benchmark performance is as of the nearest month end following Fund’s inception date.
(4)	As of July 15, 2010, Lipper classifies the MTB International Equity Fund in this average.

For additional information regarding the performance of the Acquiring Funds (with the exception of the MTB Shell Funds, which have not commenced operations as of the date of this Prospectus/Proxy Statement), including the annual total returns for the past ten years, see the “Performance Information” and “Financial Highlights” sections of the MTB Prospectuses, which have been mailed with this Prospectus/Proxy Statement.

Comparison of the Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of each Target Fund and the Acquiring Fund have similar rights. Both the WT Trust and the MTB Trust are Delaware statutory trusts and are governed by the 1940 Act. The Target Funds and Acquiring Funds are not required to hold annual meetings of shareholders and do not intend to hold such meetings. Acquiring Fund shareholders entitled to vote must receive notice of shareholder meetings not less than 7 nor more than 93 days before the meeting. Target Fund shareholders entitled to vote must receive notice of shareholder meetings at least 7 days before the meeting.

For the Target Funds, holders of at least 40% of the total number of shares of each Target Fund outstanding constitutes a quorum for the purpose of voting. For the Acquiring Funds, holders of at least one-third of the total number of shares of each Acquiring Fund outstanding constitutes a quorum for the purpose of voting.

Target Fund and Acquiring Fund shareholders are entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. Target Fund and Acquiring Fund shareholders are not entitled to cumulative voting in the election of Trustees. For both the Target Funds and the Acquiring Funds, all shares are voted together, except when required by applicable law or when the relevant Trustees have determined that the matter affects the interests of one or more series (or classes), in which case, only the shareholders of all such affected series (or classes) are entitled to vote. For both the Target Funds and the Acquiring Funds, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions except for the election of Trustees. For both the Target Funds and the Acquiring Funds, Trustees are elected by a plurality vote, meaning that the nominees receiving the greatest number of votes are elected.

Shareholders of the Target Funds and the Acquiring Funds also have identical rights with regard to adjournment of a shareholder meeting. For both the Target Funds and the Acquiring Funds, if a quorum is not present in person or by proxy at the time the shareholder meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the shareholder meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the shareholder meeting to permit further solicitation of proxies concerning the proposals. For both the Target Funds and the Acquiring Funds, any adjournment requires the affirmative vote of a majority of the shares present at the shareholder meeting. If an adjournment of the shareholder meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Comparison of Principal Risks

As shown below, the principal risks associated with each Target Fund and its corresponding Acquiring Fund are similar because they have similar investment goals and similar principal investment strategies.

WILMINGTON PRIME MONEY MARKET FUND INTO MTB MONEY MARKET FUND

Principal Risks of Both Funds

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or U.S. government.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Manager Risk—The chance that poor security selection will cause a Fund to underperform relevant benchmarks or other funds with a similar investment goal.

Market Risk—The chance that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent during times of falling interest rates.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of a security and are not a guarantee of quality.

Additional Principal Risks Identified for the Target Fund

Concentration Risk—Because the Fund may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. The profitability of banks depends largely on the availability and costs of funds, which can change depending on economic conditions.

Foreign Securities Risk—The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

The investment goals and strategies of the Target Fund (Wilmington Prime Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB Money Market Fund). Correspondingly, the principal risks encountered by each Fund are substantially similar. However, the Target Fund, unlike the Acquiring Fund, considers Foreign Securities Risk to be a principal risk due to its principal investment strategy of investing in U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States. Similarly, the Target Fund, but not the Acquiring Fund, considers Concentration Risk to be a principal risk because the Target Fund has a principal investment strategy of investing more than 25% of its total assets in high quality obligations of banks.

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND INTO MTB U.S. GOVERNMENT MONEY MARKET FUND

Principal Risks of Both Funds

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or U.S. government.

Income Risk—The risk that a Fund’s income will decline because of falling interest rates. Because a Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Manager Risk—The chance that poor security selection will cause a Fund to underperform relevant benchmarks or other funds with a similar investment goal.

Market Risk—The chance that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent during times of falling interest rates.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of a security and are not a guarantee of quality.

The investment goals and strategies of the Target Fund (Wilmington U.S. Government Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB U.S. Government Money Market Fund). Correspondingly, the principal risks encountered by each Fund are substantially similar.

WILMINGTON TAX-EXEMPT MONEY MARKET FUND INTO MTB TAX-FREE MONEY MARKET FUND

Principal Risks of Both Funds

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or U.S. government.

Income Risk—The risk that a Fund’s income will decline because of falling interest rates. Because a Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Manager Risk—The chance that poor security selection will cause a Fund to underperform relevant benchmarks or other funds with a similar investment goal.

Market Risk—The chance that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy.

Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent during times of falling interest rates.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of a security and are not a guarantee of quality.

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

The investment goals and strategies of the Target Fund (Wilmington Tax-Exempt Money Market Fund) are substantially similar to those of the Acquiring Fund (MTB Tax-Free Money Market Fund). Correspondingly, the principal risks encountered by each Fund are substantially similar.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND INTO MTB INTERMEDIATE-TERM BOND FUND

Principal Risks of Both Funds

Active Trading Risk—The Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Foreign Securities Risk—The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. government.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Market Risk—The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Backed Securities Risk—The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Opportunity Risk—The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Prepayment Risk—When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.

Additional Principal Risks Identified for the Target Fund

Preferred Stock Risk—The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

The investment goals and strategies of the Target Fund (Wilmington Short/Intermediate-Term Bond Fund) are substantially similar to those of the Acquiring Fund (MTB Intermediate-Term Bond Fund). Correspondingly, the principal risks encountered by each Fund are substantially similar. However, the Target Fund, unlike the Acquiring Fund, is subject to Preferred Stock Risk because the Target Fund has a principal investment strategy that it may invest up to 15% of its assets in preferred stocks.

WILMINGTON MUNICIPAL BOND FUND INTO WILMINGTON MUNICIPAL BOND FUND OF MTB TRUST

Principal Risks of Both Funds

Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Market Risk—The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Opportunity Risk—The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.

Sector Focus Risk—A Fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare or housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.

The investment goals and strategies of the Target Fund (Wilmington Municipal Bond Fund) are identical to those of the Acquiring Fund (Wilmington Municipal Bond Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are also identical.

WILMINGTON BROAD MARKET BOND FUND INTO MTB INCOME FUND

Principal Risks of Both Funds

Active Trading Risk—The Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you have to pay.

Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk—There is a possibility that issuers of securities in which a Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligations, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. government.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Market Risk—The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Backed Securities Risk—The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow money from the Treasury.

Non-Investment Grade Securities (Junk Bonds) Risk—High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Opportunity Risk—The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Prepayment Risk—When homeowners prepay their mortgages in response to lower interest rates, a Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Rating Agency Risk—Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.

Additional Principal Risks Identified for the Target Fund

Foreign Securities Risk—The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

Preferred Stock Risk—The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

The investment goals and strategies of the Target Fund (Wilmington Broad Market Bond Fund) are substantially similar to those of the Acquiring Fund (MTB Income Fund). Correspondingly, the principal risks encountered by each Fund are substantially similar. However, the Target Fund, unlike the Acquiring Fund, is subject to Foreign Securities Risk due to its principal investment strategy that it may invest up to 10% of its assets in investment grade fixed income securities of foreign issuers. Similarly, the Target Fund, but not the Acquiring Fund, is subject to Preferred Stock Risk because the Target Fund has a principal investment strategy that it may invest up to 20% of its assets in preferred stocks.

WILMINGTON LARGE-CAP STRATEGY FUND INTO WILMINGTON LARGE-CAP STRATEGY FUND OF MTB TRUST

Principal Risks of Both Funds

Asset Allocation Risk—The investment advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The investment advisor may make less than optimal or poor asset allocation decisions. The investment advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the investment advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Liquidity Risk—The risk that certain securities may be difficult or impossible to sell at the time and price that the seller would like.

Opportunity Risk—The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Portfolio Turnover Risk—The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

Risks Related to Investing for Growth—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

Risks Related to Investing for Value—Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Stock Market Risk—The risk posed by the fact that the values of equity securities will rise and fall.

Valuation Risk—The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

The investment goals and strategies of the Target Fund (Wilmington Large-Cap Strategy Fund) are identical to those of the Acquiring Fund (Wilmington Large-Cap Strategy Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are also identical.

WILMINGTON SMALL-CAP STRATEGY FUND INTO WILMINGTON SMALL-CAP STRATEGY FUND OF MTB TRUST

Principal Risks of Both Funds

Asset Allocation Risk—The investment advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The investment advisor may make less than optimal or poor asset allocation decisions. The investment advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the investment advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Liquidity Risk—The risk that certain securities may be difficult or impossible to sell at the time and price that the seller would like.

Opportunity Risk—The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Risks Related to Investing for Growth—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

Risks Related to Investing for Value—Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Small-Cap Stock Risk—Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Stock Market Risk—The risk posed by the fact that the values of equity securities will rise and fall.

Valuation Risk—The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

The investment goals and strategies of the Target Fund (Wilmington Small-Cap Strategy Fund) are identical to those of the Acquiring Fund (Wilmington Small-Cap Strategy Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are also identical.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND INTO WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND OF MTB TRUST

Principal Risks of Both Funds

Asset Allocation Risk—The investment advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The

Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The investment advisor may make less than optimal or poor asset allocation decisions. The investment advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the investment advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Commodity-Related Risk—Underlying Funds that invest in commodities expose the Funds to the greater volatility of the commodities markets, to commodity-specific risks (weather, disease, supply-demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Credit Risk—There is a possibility that issuers of securities in which a Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose a Fund to both lender and borrower risk, as well as to the potential of a lack of liquidity in the market for floating rate loans.

Debt Security Risks—Fixed income securities are subject to credit risk, interest rate risk and prepayment risk

ETF Risk—An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Investing Risk—Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligations since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. government.

Inflation-Indexed Securities Risk—The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of an inflation-indexed security. The Funds may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk—Prices of fixed income securities generally fall when interest rates rise.

Investments in Affiliated Underlying Funds Risk—The investment advisor has the ability to select and substitute the Underlying Funds in which a Fund invests and may be subject to potential conflicts of interest because it may receive higher fees from certain Underlying Funds than others. However, the investment advisor is a fiduciary to a Fund and is required to act in the Fund’s best interest.

Non-Diversification Risk—An Underlying Fund may be classified as “non-diversified,” which means that an Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Non-Investment Grade Securities (Junk Bond) Risk—High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Portfolio Turnover Risk—The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Preferred Stock Risk—The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

Real Estate-Related Risks—Underlying Funds that invest in real estate (generally real estate investment trusts) expose a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Small-Cap Stocks Risk—Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Stock Market Risk—The value of equity securities in a Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Underlying Funds’ Risk—The investment performance of a Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of a Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of the investment advisor regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of a Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, a Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both a Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The investment advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Fund may invest.

Valuation Risk—The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

Additional Principal Risks Identified for the Acquiring Fund

Exchange Traded Notes (ETNs) Risk—The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Hedge Fund Strategies’ Risk—Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify losses incurred by the strategy.

Infrastructure Assets Risk—Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

Natural Resources Risk—Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

The investment goals and strategies of the Target Fund (Wilmington Aggressive Asset Allocation Fund) are similar to those of the Acquiring Fund (Wilmington Strategic Allocation Aggressive Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are similar. However, the Acquiring Fund, unlike the Target Fund, is subject to Exchange Traded Notes Risk, Infrastructure Assets Risk, Hedge Fund Strategies’ Risk and Natural Resources Risk because the Acquiring Fund includes investments subject to these principal risks in its principal investment strategies.

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND INTO WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND OF MTB TRUST

Principal Risks of Both Funds

Asset Allocation Risk—The investment advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. A Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The investment advisor may make less than optimal or poor asset allocation decisions. The investment advisor attempts to identify investment allocations that will provide consistent, quality performance for a Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the investment advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Commodity-Related Risk—Underlying Funds that invest in commodities expose a Fund to the greater volatility of the commodities markets, to commodity-specific risks (weather, disease, supply-demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Credit Risk—There is a possibility that issuers of securities in which a Fund (an any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose a Fund to both lender and borrower risk, as well as to the potential of a lack of liquidity in the market for floating rate loans.

Debt Security Risks—Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

Exchange Traded Funds (ETFs) Risk—An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Investing Risk—Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

Government Obligations Risk—The risk that government-sponsored entities may default on a financial obligations since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. government.

Inflation-Indexed Securities’ Risk—The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of an inflation-indexed security. A Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk—Prices of fixed income securities generally fall when interest rates rise.

Investments in Affiliated Underlying Funds Risk—The investment advisor has the ability to select and substitute the Underlying Funds in which a Fund invests and may be subject to potential conflicts of interest because it may receive higher fees from certain Underlying Funds than others. However, the investment advisor is a fiduciary to a Fund and is required to act in the Fund’s best interest.

Non-Diversification Risk—An Underlying Fund may be classified as “non-diversified,” which means that an Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Non-Investment Grade Securities (Junk Bond) Risk—High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Portfolio Turnover Risk—The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. Higher portfolio turnover also is likely to result in higher shortterm capital gains taxable to shareholders.

Preferred Stock Risk—The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

Real Estate-Related Risk—Underlying Funds that invest in real estate (generally real estate investment trusts) expose a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Small-Cap Stocks Risk—Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Stock Market Risk—The value of equity securities in a Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Underlying Funds’ Risk—The investment performance of a Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of a Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of the investment advisor regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of a Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, a Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both a Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in a Fund may be subject to certain duplicate expenses. The investment advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Fund may invest.

Valuation Risk—The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

Additional Principal Risks Identified for the Acquiring Fund

Exchange Traded Notes (ETNs) Risk—The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Infrastructure Assets Risk—Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

Hedge Fund Strategies’ Risk—Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify losses incurred by the strategy.

Natural Resources Risk—Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

The investment goal and strategies of the Target Fund (Wilmington Conservative Asset Allocation Fund) are similar to those of the Acquiring Fund (Wilmington Strategic Allocation Conservative Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are similar. However, the Acquiring Fund, unlike the Target Fund, is subject to Exchange Traded Notes Risk, Infrastructure Assets Risk, Hedge Fund Strategies’ Risk and Natural Resources Risk because the Acquiring Fund includes investments subject to these risks in its principal investment strategies.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND INTO MTB INTERNATIONAL EQUITY FUND

Principal Risks of Both Funds

Allocation Risk—The risk that the investment advisor will make less than optimal or poor asset allocation decisions to the sub-advisors of a Fund.

Currency Risk—Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Debt Securities Risks—Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

Foreign Securities Market Risk—Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. The risks of foreign investments are usually greater for emerging markets than more developed markets and may be considered speculative.

Foreign Tax Risk—Income from foreign issuers may be subject to additional taxes.

Forward Currency Exchange Contract Risk—A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contracts Risk—The risks associated with futures include the potential inability to terminate or sell a position, the lack of a liquid secondary market for a Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Information Risk—Less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Investment Company Risk—As a shareholder in an investment company, a Fund bears its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Investment Restriction Risk—Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets.

Leverage Risk—The risk associated with securities transactions or practices that multiply small market movements into larger changes in value.

Liquidity Risk—The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Market Risk—The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Multi-Manager Risk—The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.

Political and Economic Risks—Investing in foreign securities is subject to the risk of political, social, or economic instability.

Preferred Stock Risk—The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

Valuation Risk—The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

The investment goals of the Target Fund and Acquiring Fund are similar. The investment strategies of the Target Fund (Wilmington Multi-Manager International Fund) will be identical to those of the Acquiring Fund (MTB International Equity Fund). The Acquiring Fund will revise its own strategies so that they are identical to those of the Target Fund. Correspondingly, the principal risks encountered by each Fund are also identical.

WILMINGTON MULTI-MANAGER REAL ASSET FUND INTO WILMINGTON MULTI-MANAGER REAL ASSET FUND OF MTB TRUST

Principal Risks of Both Funds

Asset Allocation Risk—The investment advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. A Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The investment advisor may make less than optimal or poor asset allocation decisions. The investment advisor attempts to identify investment allocations that will provide consistent, quality performance for a Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the investment advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Commodity-Related Risk—Investments in commodities expose a Fund to the greater volatility of the commodities markets, to commodity-specific risks (weather, disease, supply-demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Credit Risk—There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

Debt Securities Risks—Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

Exchange Traded Funds (ETFs) Risk—An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Investing Risks—Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

Forward Currency Exchange Contract Risk—A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contracts Risk—The risks associated with futures include the potential inability to terminate or sell a position, the lack of a liquid secondary market for a Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Inflation-Indexed Securities Risks—The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of an inflation-indexed security. A Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Leverage Risk—The risk associated with securities transactions or practices that multiply small market movements into larger changes in value.

Liquidity Risk—Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Multi-Manager Risk—The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.

Natural Resources Risk—Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose a Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Real Estate-Related Risks—Investment in real estate (generally REITs) expose a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Stock Market Risk—The value of equity securities in a Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Structured Note Risk—The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose a Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Swap Agreement Risks—A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, a Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, the Fund may not be able to achieve its investment goal. Swap agreements are potentially susceptible to liquidity risk, as a swap held by the Fund will have only one price.

Valuation Risk—The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

Underlying Funds’ Risk—The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of the investment advisor, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

The investment goals and strategies of the Target Fund (Wilmington Multi-Manager Real Asset Fund) are identical to those of the Acquiring Fund (Wilmington Multi-Manager Real Asset Fund of MTB Trust). Correspondingly, the principal risks encountered by each Fund are also identical.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

THE PROPOSED REORGANIZATIONS

Agreement and Plan of Reorganization (the “Plan”)

If approved by shareholders of each Target Fund, the Reorganization of each Target Fund into the corresponding Acquiring Fund is expected to occur on March 12, 2012, or such other date as the parties may agree.

The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Appendix A to this Prospectus/Proxy Statement.

The Plan provides that each Target Fund will convey to the corresponding Acquiring Fund all of its assets, property and goodwill and liabilities as of the Closing Date. In consideration, each Acquiring Fund will deliver to the corresponding Target Fund full and fractional shares of shares of the corresponding share class having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, property and goodwill and liabilities, each Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by Target Fund, determined as of immediately after the close of business on the business day immediately preceding the Closing Date, on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate.

Until the Closing Date, shareholders of each Target Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the WT Trust to the MTB Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by the MTB Trust to the WT Trust (section 4.2). The Plan contains a number of conditions precedent that must occur before either WT Trust or MTB Trust is obligated to proceed with any of the Reorganizations (Article VI). These include, among others, that: (1) the shareholders of each Target Fund approve the Plan with respect thereto; (2) WT Trust receives from MTB Trust’s legal counsel and MTB Trust receives from WT Trust’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from MTB Trust’s counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) both WT Trust and MTB Trust receive from MTB Trust’s counsel the tax opinion discussed below under “Federal Income Tax Consequences”; and (4) both WT Trust and MTB Trust receive certain certificates from the other’s officers concerning the continuing accuracy of its representations and warranties made in the Plan.

The Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date of the Reorganizations due to a) a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or before the Closing Date, if not cured within 30 days; b) a condition in the Plan expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or c) a determination by a party’s board of trustees, that the consummation of the transactions contemplated in the Plan is not in the best interest of either the WT Trust or the MTB Trust, respectively, and notice is given to the other party.

Approval of each Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target

Fund, whichever is less (“1940 Act Majority”). See the section of this Proxy/Prospectus entitled “Voting Information” for more information. The Plan provides that the failure of any Target Fund to consummate the transactions contemplated in the Plan will not affect the consummation of the Reorganization of any other Target Fund.

The Plan also provides that in order to facilitate the transfer of the assets of the Target Funds at the effective time of a Reorganization, MTBIA may request that RSMC use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the applicable Target Fund, to limit portfolio trading on behalf of that Target Fund for a period of up to three days prior to the Valuation Time of the Reorganization. Although each Target Fund has a similar investment goal and principal strategies to its corresponding Acquiring Fund, some of a Target Fund’s holdings may not be permissible portfolio holdings of its corresponding Acquiring Fund. Therefore, some portion of an Target Fund’s securities holdings may be sold prior to or immediately following its Reorganization. To the extent that a Target Fund’s securities holdings are sold prior to its Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the corresponding Acquiring Fund may hold. The possible need for a Target Fund to dispose of certain portfolio investments prior to its Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to its Reorganization or shortly thereafter could result in the Target Fund or its corresponding Acquiring Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

The Plan also provides that if the difference between the per share net asset value of any class of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (each, a “WT Money Market Fund”) and the corresponding class of its corresponding Acquiring Fund equals or exceeds $0.0010 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by MTB Trust, WT Trust or MTB Trust will have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed, then the party (and its investment adviser) with the fund having the per share net asset value of any class at the Valuation Time that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of a WT Money Market Fund and the corresponding class of its corresponding Acquiring Fund still equals or exceeds $0.0010, then either party shall have the right to terminate the reorganization transaction involving such WT Money Market Fund and its corresponding Acquiring Fund.

If the Reorganizations are approved, Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of a corresponding Acquiring Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. With respect to a redemption of a Target Fund that is a WT Money Market Fund, you should not recognize a gain or loss on the redemption of your shares because the Target Funds are money market funds that strive to maintain a stable net asset value of $1.00 per share. If you redeem your shares in any other Target Funds, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a redemption fee, your redemption proceeds will be reduced by any applicable sales charge or fee.

The cost of the Solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be allocated between RSMC and MTBIA.

Reasons for the Reorganizations and Trustees’ Considerations

The WT Board considered the proposed Reorganizations at a meeting held on November 17, 2011. The WT Board received, reviewed and discussed a significant amount of information concerning RSMC, MTBIA, each Target Fund, each Acquiring Fund and the proposed Reorganizations; met with representatives of RSMC and MTBIA; and considered the terms of the proposed Reorganizations and the anticipated benefits and potential harm to the shareholders of the Target Funds. The WT Board, including the WT Trustees who are not “interested persons” of the WT Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the proposed Reorganizations with respect to each Target Fund and recommended the approval by each Target Fund’s shareholders. In approving the Plan and Reorganizations, the WT Board determined that, based on the information provided to it, participation in the Reorganizations is in the best interests of each Target Fund and their respective shareholders and that the economic interests of the shareholders of each Target Fund would not be diluted as a result of the Reorganizations.

In approving the proposed Reorganizations, the WT Board took into consideration the following factors, among others:

•	MTBIA’s substantial experience, qualifications and capabilities in managing mutual funds with similar investment goals and strategies as the Target Funds;

•	The compatibility of the investment goals and strategies of each Target Fund and the corresponding Acquiring Fund;

•	The investment performance of the Target Funds and Acquiring Funds;

•

The relative expense ratios and advisory fees of each Target Fund and Acquiring Fund and the anticipated effect of the proposed Reorganizations on the expense ratios of the Acquiring Funds both before and after expense caps and fee waivers, taking into consideration the duration of the proposed fee waivers, and that in certain instances an Acquiring Fund has a higher contractual fee;

•	The fact that the fees and expenses of the Reorganizations are being borne by RSMC and MTBIA and not by the shareholders of the Target Funds;

•	The relative sizes of each Target Fund and the corresponding Acquiring Fund both before and after the Reorganizations;

•	The relative past and current growth in assets of each of the Target Funds and the potential for future asset growth of the corresponding Acquiring Funds;

•	The tax-free nature of the Reorganizations and other potential tax implications; and

•	The terms and conditions of the Plan.

Upon considering these and other factors, the Board determined that the proposed Reorganizations are in the best interest of shareholders of the Target Funds and approved the Reorganizations, and recommends shareholder approval.

The Board of Trustees of the MTB Trust (the “MTB Board”) also considered the proposed Reorganizations at a meeting held on October 26, 2011. The MTB Board, including the Independent Trustees, approved the Plan and the proposed Reorganizations with respect to each Acquiring Fund. In approving the Plan and Reorganizations, the MTB Board determined that participation in the Reorganizations is in the best interests of Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of each Acquiring Fund would not be diluted as a result of the Reorganizations. The shareholders of the Acquiring Funds are not required to approve the Reorganizations.

Description of the Securities to be Issued

Shareholders of each Target Fund class will receive full and fractional shares of the corresponding class of the corresponding Acquiring Fund as shown in the table below in accordance with the procedures provided for in the Plan. The shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights. The rights of the WT Trust and MTB Trust are comparable. For more information, see “Comparison of Business Structures, Shareholder Rights and Applicable Law”.

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†
Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund†
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†
Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund. Neither the WT Trust nor the MTB Trust hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of Trustees.

Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified since their respective inceptions, or if newly organized, intends to qualify for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Accordingly, the Trust believes each Fund, other than an MTB Shell Fund, has been, and expects each such Fund to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•

the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the corresponding

Acquiring Fund and each shareholder of the Target Fund, except as noted below, would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. With respect to the Reorganization of the WT Money Market Funds, even if a Reorganization did not qualify as a tax-free reorganization, there should be no material adverse federal income tax consequences to shareholders of the Target Funds because the Target Funds are money market funds that strive to maintain a stable net asset value of $1.00 per share. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Final Dividend. Before each Reorganization, unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, each Target Fund will declare one or more dividends, and an Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

Tracking Your Basis and Holding Period; State and Local Taxes. After a Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Reorganization of the Shell Target Funds

Capital losses realized in taxable years beginning on or before December 22, 2010 can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. However, capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of the Reorganization, an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

Reorganization of the Non-Shell Target Funds:

Limitations on Capital Loss Carryovers. The tax attributes, including capital loss carryovers, of a Target Fund move to the corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% owner shift in the Reorganization, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “total capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the smaller Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS for the month in which the Reorganization closes. In the case of a smaller Fund with net unrealized built-in gains at the time of Closing the Reorganization (i.e., net unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring

Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes a Target Fund’s tax year to close early in the year of the Reorganization.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010). Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

The total capital loss carryovers of the Wilmington Multi-Manager International Fund and the MTB International Equity Fund and the approximate annual limitation on the use, post-Closing, of the MTB International Equity Fund’s (the smaller of the two Funds) total capital loss carryovers following the Reorganization are as follows:

	Wilmington Multi-Manager International Fund (Target Fund) (000,000s) at 6/30/2011	MTB International Equity Fund (Acquiring Fund) (000,000s) at 4/30/2011
Total Capital Loss Carryovers on a tax basis	$325.4	$ 66.3
Unrealized appreciation (depreciation) on a tax basis	$ 37.4	$ 50.0
Aggregate net asset value	$374.4	$242.9
Annual Limitation(1)	N/A	$ 8.6

(1)	Based on the long-term tax-exempt rate for ownership changes during December 2011 of 3.55%.

Based upon the MTB International Equity Fund’s capital loss position at April 30, 2011, the annual limitation on the use of its total capital loss carryovers may not prevent it from utilizing a substantial portion of such losses, albeit over a period of time. However, the effect of this annual limitation may be to cause the MTB International Equity Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The total capital loss carryovers of the Wilmington Multi-Manager International Fund may continue to be available. However, the ability of the MTB International Equity Fund to absorb its own capital loss carryovers and those of the Wilmington Multi-Manager International Fund, post-Closing, depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

As of the end of its most recent fiscal year, none of the other Non-Shell Target Funds has any total capital loss carryovers.

Net Unrealized Appreciation in Value. In addition, if an Acquiring Fund following a Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the corresponding Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. Wilmington Multi-Manager International Fund’s unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value at June 30, 2011 is 10.0% compared to the MTB International Equity Fund at April 30, 2011 of 20.6%, and on a combined basis of 14.2%. Wilmington Short/Intermediate-Term Bond Fund’s unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value at June 30, 2011 is 5.4% compared to the MTB Intermediate-Term Bond Fund at April 30, 2011 of 3.3%, and on a combined basis of 4.5%. Wilmington Broad Market Bond Fund’s unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value at June 30, 2011 is 6.3% compared to the MTB Income Fund at April 30, 2011 of 4.2%, and on a combined basis of 4.7%. None of the other Non-Shell Target Funds has any unrealized appreciation (depreciation) in value of investments on a tax basis at June 30, 2011 or April 30, 2011, respectively.

Pro Forma Capitalization

The following tables show the capitalization of each Target Fund and its corresponding Acquiring Fund as of October 31, 2011, and on a pro forma combined basis (unaudited) as of October 31, 2011, giving effect to each proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund(s) if a Reorganization were consummated on October 31, 2011, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date. With regard to the Reorganization involving the Wilmington Prime Money Market Fund and the Wilmington Tax-Exempt Money Market Fund (each, a “WT Target Fund”), the following tables show the capitalization on a pro forma basis after giving effect to (i) the proposed Reorganization between the WT Target Fund and its corresponding Acquiring Fund and (ii) the proposed Reorganization among the Acquiring Fund, WT Target Fund and other MTB Funds.

	Wilmington Prime Money Market Fund (WT Target)	MTB Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	MTB Money Market Fund (Acquiring Fund) After WT Target Fund Reorganization Pro Forma	MTB Prime Money Market Fund† (MTB Target)	Pro Forma Adjustments	MTB Money Market Fund‡ (Acquiring Fund) After All Reorganizations Pro Forma
Institutional shares
Net Assets	$58,721,592	—	—	$58,721,592	—	—	$58,721,592
Shares Outstanding	58,721,739	—	—	58,721,739	—	—	58,721,739
Net Asset Value per Share	$1.00	—	—	$1.00	—	—	$1.00
Service shares
Net Assets	$707,875,290	—	($707,875,290)	—	—	—	—
Shares Outstanding	707,859,533	—	(707,859,533)	—	—	—	—
Net Asset Value per Share	$1.00	—	—	—	—	—	—
W shares
Net Assets	$1,080,133,183	—	($1,080,133,183)	—	—	—	—
Shares Outstanding	1,080,148,179	—	(1,080,148,179)	—	—	—	—
Net Asset Value per Share	$1.00	—	—	—	—	—	—
Class I shares[1]
Net Assets	—	$657,410,695	($657,410,695)	—	—	—	—
Shares Outstanding	—	657,576,717	(657,576,717)	—	—	—	—
Net Asset Value per Share	—	$1.00	—	—	—	—	—

	Wilmington Prime Money Market Fund (WT Target)	MTB Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	MTB Money Market Fund (Acquiring Fund) After WT Target Fund Reorganization Pro Forma	MTB Prime Money Market Fund† (MTB Target)	Pro Forma Adjustments	MTB Money Market Fund‡ (Acquiring Fund) After All Reorganizations Pro Forma
Class I2 shares[2]
Net Assets	—	$378,311,632	—	$378,311,632	—	—	$378,311,632
Shares Outstanding	—	378,418,635	—	378,418,635	—	—	378,418,635
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
Class S shares[3]
Net Assets	—	$7,877,094	$926,013,404	$933,890,498	—	—	$933,890,498
Shares Outstanding	—	7,882,199	926,051,781	933,933,980	—	—	933,933,980
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
Class A shares[1]
Net Assets	—	$325,958,023	$1,737,543,878	$2,063,501,901	—	$229,902,438	$2,293,404,339
Shares Outstanding	—	326,072,359	1,737,724,896	2,063,797,255	—	229,898,303	$2,293,695,558
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
Class A2 shares[3]
Net Assets	—	$218,138,114	($218,138,114)	—	—	—	—
Shares Outstanding	—	218,192,248	(218,192,248)	—	—	—	—
Net Asset Value per Share	—	$1.00	—	—	—	—	—
Corporate Class shares
Net Assets	—	—		—	$229,902,438	($229,902,438)	—
Shares Outstanding	—	—		—	229,898,303	(229,898,303)	—
Net Asset Value per Share	—	—		—	$1.00	—	—

†	Subject to shareholder approval, it is also proposed that the MTB Prime Money Market Fund be reorganized into the MTB Money Market Fund on or about the Closing Date.
‡	MTB Money Market Fund will be the accounting survivor for financial statement purposes.
[1]	Pursuant to a Plan of Recapitalization, Class A Shares and Class I Shares will be combined and redesignated Select Class Shares.
2.	Pursuant to a Plan of Recapitalization, Class I2 Shares will be redesignated Administrative Class Shares.
3.	Pursuant to a Plan of Recapitalizaton, Class A2 Shares and Class S Shares will be combined and redesignated Service Class Shares.

	Wilmington U.S. Government Money Market Fund (Target Fund)	MTB U.S. Government Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	MTB U.S. Government Money Market Fund† (Acquiring Fund) After Reorganization Pro Forma
Institutional Class
Net Assets	$79,049,788	—	—	$79,049,788
Shares Outstanding	79,051,332	—	—	79,051,332
Net Asset Value per Share	$1.00	—		$1.00
Service shares
Net Assets	$800,467,369	—	$(800,467,369)	—
Shares Outstanding	800,448,429	—	(800,448,429)	—
Net Asset Value per Share	$1.00	—		—
W shares
Net Assets	$1,056,583,805	—	$(1,056,583,805)	—
Shares Outstanding	1,056,590,488	—	(1,056,590,488)	—
Net Asset Value per Share	$1.00	—		—
Class I2 shares[1]
Net Assets	—	$1,799,362,329	—	$1,799,362,329
Shares Outstanding	—	1,799,549,448	—	1,799,549,448
Net Asset Value per Share	—	$1.00	—	$1.00
Class A shares[2]
Net Assets	—	$29,990,130	$800,467,369	$830,457,499
Shares Outstanding	—	29,993,939	800,448,429	830,442,368
Net Asset Value per Share	—	$1.00		$1.00
Class I shares[3]
Net Assets	—	$319,188,401	$1,056,583,805	$1,375,772,206
Shares Outstanding	—	319,301,405	1,056,590,488	1,375,891,893
Net Asset Value per Share	—	$1.00		$1.00

†	The MTB U.S. Government Money Market Fund will be the accounting survivor for financial statement purposes.
[1]	Pursuant to a Plan of Recapitalization, Class I2 Shares will be redesignated Administrative Class Shares.
[2]	Pursuant to a Plan of Recapitalization, Class A Shares will be redesignated Service Class Shares.
[3]	Pursuant to a Plan of Recapitalization, Class I Shares will be redesignated Select Class Shares.

	Wilmington Tax-Exempt Money Market Fund (WT Target Fund)	MTB Tax-Free Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	MTB Tax-Free Money Market Fund (Acquiring Fund) After Reorganization with WT Target Fund Pro Forma	MTB Pennsylvania Tax- Free Money Market Fund† (MTB Target Fund)	MTB New York Tax-Free Money Market Fund† (MTB Target Fund)	Pro Forma Adjustments	MTB Tax-Free Money Market Fund‡ (Acquiring Fund) After All Reorganizations Pro Forma
Institutional shares
Net Assets	$272,623	—	$(272,623)	—	—	—	—	—
Shares Outstanding	272,628	—	(272,628)	—	—	—	—	—
Net Asset Value per Share	$1.00	—	—	—	—	—	—	—
W shares
Net Assets	$279,615,757	—	$(279,615,757)	—	—	—	—	—
Shares Outstanding	279,621,719	—	(279,621,719)	—	—	—	—	—
Net Asset Value per Share	$1.00	—	—	—	—	—	—	—
Class I shares[1]
Net Assets	—	$89,017,200	$279,888,380	$368,905,580	$13,313,072	$33,059,967	—	$415,278,619
Shares Outstanding	—	89,023,675	279,894,347	368,918,022	13,310,440	33,092,024	—	415,320,486
Net Asset Value per Share	—	$1.00	—	$1.00	$1.00	$1.00	—	$1.00
Class I2 shares[2]
Net Assets	—	$39,723,628	—	$39,723,628	$3,238,913	—	—	$42,962,541
Shares Outstanding	—	39,725,966	—	39,725,966	3,238,918	—	—	42,964,884
Net Asset Value per Share	—	$1.00	—	$1.00	$1.00	—	—	$1.00
Class A shares[3]
Net Assets	—	$7,690,215	—	$7,690,215	$5,419,522	$55,141,130	—	$68,250,867
Shares Outstanding	—	7,691,093	—	7,691,093	5,419,384	55,185,566	—	68,296,043
Net Asset Value per Share	—	$1.00	—	$1.00	$1.00	$1.00	—	$1.00

†

Subject to shareholder approval, it is also proposed that the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund be reorganized into the MTB Tax-Free Money Market Fund on or about the Closing Date.

‡	The MTB Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.
[1]	Pursuant to a Plan of Recapitalization, Class I Shares will be redesignated Select Class Shares.
[2]	Pursuant to a Plan of Recapitalization, Class I2 shares will be redesignated Administrative Class Shares.
[3]	Pursuant to a Plan of Recapitalization, Class A Shares will be combined Service Class Shares.

	Wilmington Short/Intermediate-Term Bond Fund (Target Fund)	MTB Intermediate- Term Bond Fund (Acquiring Fund)	Pro Forma Adjustments	MTB Intermediate- Term Bond Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$4,275,034	$7,634,253	—	$11,909,287
Shares Outstanding	398,521	702,383	(5,200)	1,095,704
Net Asset Value per Share	$10.73	$10.87		$10.87
Institutional shares/Class I shares
Net Assets	$149,802,382	$102,688,097	—	$252,490,479
Shares Outstanding	13,827,787	9,442,293	(53,279)	23,216,801
Net Asset Value per Share	$10.83	$10.88		$10.88
Class C shares
Net Assets	—	$1,365,354	—	$1,365,354
Shares Outstanding	—	125,378	—	125,378
Net Asset Value per Share	—	$10.89		$10.89

†	The MTB Intermediate-Term Bond Fund will be the accounting survivor for financial statement purposes.

	Wilmington Municipal Bond Fund (Target Fund)	Wilmington Municipal Bond Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Municipal Bond Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$814,167	—	—	$814,167
Shares Outstanding	60,762	—	—	60,762
Net Asset Value per Share	$13.40	—	—	$13.40
Institutional shares/Class I shares
Net Assets	$141,877,135	—	—	$141,877,135
Shares Outstanding	10,585,119	—	—	10,585,119
Net Asset Value per Share	$13.40	—	—	$13.40

*	The Wilmington Municipal Bond Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Municipal Bond Fund (Target Fund) will be the accounting survivor for financial statement purposes.

	Wilmington Broad Market Bond Fund (Target Fund)	MTB Income Fund (Acquiring Fund)	Pro Forma Adjustments	MTB Income Fund* (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$2,257,147	$6,634,919	—	$8,892,066
Shares Outstanding	217,357	642,189	1,111	860,657
Net Asset Value per Share	$10.38	$10.33	—	$10.33
Institutional shares/Class I shares
Net Assets	$58,424,954	$212,381,688	—	$270,806,642
Shares Outstanding	5,627,525	20,878,968	116,156	26,622,649
Net Asset Value per Share	$10.38	$10.17	—	$10.17

*	The MTB Income Bond will be the accounting survivor for financial statement purposes.

	Wilmington Large- Cap Strategy Fund (Target Fund)	Wilmington Large- Cap Strategy Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Large-Cap Strategy Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$22,214	—	—	$22,214
Shares Outstanding	1,940	—	—	1,940
Net Asset Value per Share	$11.45	—	—	$11.45
Institutional shares/Class I shares
Net Assets	$418,555,331	—	—	$418,555,331
Shares Outstanding	36,557,608	—	—	36,557,608
Net Asset Value per Share	$11.45	—	—	$11.45

*	The Wilmington Large-Cap Strategy Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Large-Cap Strategy Fund (Target Fund) will be the accounting survivor for financial statement purposes.

	Wilmington Small- Cap Strategy Fund (Target Fund)	Wilmington Small- Cap Strategy Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Small-Cap Strategy Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$0	—	—	$0
Shares Outstanding	0	—	—	0
Net Asset Value per Share	N/A	—	—	N/A
Institutional shares/Class I shares
Net Assets	$63,877,038	—	—	$63,877,038
Shares Outstanding	6,652,149	—	—	6,652,149
Net Asset Value per Share	$9.60	—	—	$9.60

*	The Wilmington Small-Cap Strategy Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Small-Cap Strategy Fund (Target Fund) will be the accounting survivor for financial statement purposes.

	Wilmington Aggressive Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Aggressive Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Strategic Allocation Aggressive Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$2,972,616	—	—	$2,972,616
Shares Outstanding	348,157	—	—	348,157
Net Asset Value per Share	$8.54	—	—	$8.54
Institutional shares/Class I shares
Net Assets	$42,593,426	—	—	$42,593,426
Shares Outstanding	4,977,903	—	—	4,977,903
Net Asset Value per Share	$8.56	—	—	$8.56

*	The Wilmington Strategic Allocation Aggressive Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Aggressive Asset Allocation Fund (Target Fund) will be the accounting survivor for financial statement purposes.

	Wilmington Conservative Asset Allocation Fund (Target Fund)	Wilmington Strategic Allocation Conservative Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Strategic Allocation Conservative Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$7,294,726	—	—	$7,294,726
Shares Outstanding	711,251	—	—	711,251
Net Asset Value per Share	$10.26	—	—	$10.26
Institutional shares/Class I shares
Net Assets	$49,059,033	—	—	$49,059,033
Shares Outstanding	4,773,919	—	—	4,773,919
Net Asset Value per Share	$10.28	—	—	$10.28

*	The Wilmington Strategic Allocation Conservative Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Conservative Asset Allocation Fund (Target Fund) will be the accounting survivor for financial statement purposes.

	Wilmington Multi- Manager International Fund (Target Fund)	MTB International Equity Fund (Acquiring Fund)	Pro Forma Adjustments	MTB International Equity Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$487,761	$6,427,869	—	$6,915,631.00
Shares Outstanding	74,489	767,294	214,346	1,056,129.00
Net Asset Value per Share	$6.55	$8.38		$6.55
Institutional shares/Class I shares
Net Assets	$310,697,831	$208,552,340	—	$519,250,171
Shares Outstanding	47,235,425	25,077,359	6,628,876	78,941,660
Net Asset Value per Share	$6.58	$8.32		$6.58

†	The Wilmington Multi-Manager International Fund will be the accounting survivor for financial statement purposes.

	Wilmington Multi- Manager Real Asset Fund (Target Fund)	Wilmington Multi- Manager Real Asset Fund* (Acquiring Fund)	Pro Forma Adjustments	Wilmington Multi-Manager Real Asset Fund† (Acquiring Fund) After Reorganization Pro Forma
A shares/Class A shares
Net Assets	$9,773,650	—	—	$9,773,650
Shares Outstanding	717,906	—	—	717,906
Net Asset Value per Share	$13.61	—	—	$13.61
Institutional shares/Class I shares
Net Assets	$237,600,613	—	—	$237,600,613
Shares Outstanding	17,414,708	—	—	17,414,708
Net Asset Value per Share	$13.64	—	—	$13.64

*	The Wilmington Multi-Manager Real Asset Fund of MTB Trust (Acquiring Fund) is a shell fund that will commence operations at the effective time of the Reorganization.
†	The Wilmington Multi-Manager Real Asset Fund (Target Fund) will be the accounting survivor for financial statement purposes.

The tables above assume that the Reorganizations occurred on October 31, 2011. Each table is for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Target Funds and Acquiring Funds

RSMC serves as the investment advisor for each Target Fund. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890. As the investment advisor, RSMC manages the assets of the Target Funds and with respect to the Wilmington Multi-Manager International Fund and the Wilmington Multi-Manager Real Asset Fund, RSMC may allocate a portion of these Funds’ assets to be managed by a sub-advisor of the Fund. As of September 30, 2011, RSMC and entities affiliated with RSMC or its predecessors managed approximately $5.5 billion in assets.

MTBIA (to be renamed Wilmington Trust Investment Advisors, Inc.) is the investment advisor for the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and MTB International Equity Fund. The principal business address of MTBIA is 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202. As the investment advisor, MTBIA has overall responsibility for directing the investments of the Acquiring Funds. As of September 30, 2011, MTBIA managed approximately $13.8 billion in assets. RSMC has been appointed as an investment adviser to the MTB Trust’s Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund and will serve in that capacity upon each Fund’s commencement of operations at the closing of the Reorganizations. On or after the consummation of the Reorganization and subject to shareholder approval, RSMC is expected to be appointed the investment advisor to the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and MTB International Equity Fund and MTBIA will serve as a sub-adviser to such Funds. RSMC will be compensated under the same investment advisory fee rates noted in the table below. MTBIA’s sub-advisory fees will be paid from the advisory fee paid to RSMC. It is anticipated that RSMC will be renamed Wilmington Funds Management Corporation on or before the time of the Reorganizations.

For their services as investment advisors, RSMC and MTBIA are entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
Wilmington Prime Money Market Fund 0.37% of the first $1 billion in assets; 0.33% of the next $500 million in assets; 0.30% of the next $500 million in assets; 0.27% of assets in excess of $2 billion	MTB Money Market Fund 0.40% of assets

Wilmington U.S. Government Money Market Fund

0.37% of the first $1 billion in assets;

0.33% of the next $500 million in assets;

0.30% of the next $500 million in assets;

0.27% of assets in excess of $2 billion

MTB U.S. Government Money Market Fund 0.40% of assets

Wilmington Tax-Exempt Money Market Fund

0.37% of the first $1 billion in assets;

0.33% of the next $500 million in assets;

0.30% of the next $500 million in assets;

0.27% of assets in excess of $2 billion

MTB Tax-Free Money Market Fund 0.40% of assets

Wilmington Short/Intermediate-Term Bond Fund 0.35% of the first $1 billion in assets; 0.30% of the next $1 billion in assets; 0.25% of assets over $2 billion	MTB Intermediate-Term Bond Fund 0.50% of assets*

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
Wilmington Municipal Bond Fund 0.35% of the first $1 billion in assets; 0.30% of the next $1 billion in assets; 0.25% of assets over $2 billion	Wilmington Municipal Bond Fund 0.50% of assets

Wilmington Broad Market Bond Fund 0.35% of the first $1 billion in assets; 0.30% of the next $1 billion in assets; 0.25% of assets over $2 billion	MTB Income Fund 0.50% of assets**

Wilmington Large-Cap Strategy Fund 0.35% of assets	Wilmington Large-Cap Strategy Fund 0.50% of assets

Wilmington Small-Cap Strategy Fund 0.35% of assets	Wilmington Small-Cap Strategy Fund 0.55% of assets

Wilmington Aggressive Asset Allocation Fund N/A	Wilmington Strategic Allocation Aggressive Fund 0.50% of assets

Wilmington Conservative Asset Allocation Fund N/A	Wilmington Strategic Allocation Conservative Fund 0.50% of assets

Wilmington Multi-Manager International Fund 0.35% of assets	MTB International Equity Fund 0.50% of assets***

Wilmington Multi-Manager Real Asset Fund

0.35% on all assets except assets allocated to the inflation-protected debt securities (“TIPS”) strategy or the enhanced cash strategy;

For assets allocated to the TIPS strategy:

0.42% of the first $25 million in assets allocated to the TIPS strategy;

0.39% of the next $25 million in assets allocated to the TIPS strategy;

0.37% of assets over $50 million;

For assets allocated to the enhanced cash strategy:

0.43% of assets allocated to the enhanced cash strategy

Wilmington Multi-Manager Real Asset Fund

0.50% on all assets except assets allocated to the inflation-protected debt securities (“TIPS”) strategy or the enhanced cash strategy;

For assets allocated to the TIPS strategy:

0.57% of the first $25 million in assets allocated to the TIPS strategy;

0.54% of the next $25 million in assets allocated to the TIPS strategy;

0.52% of assets over $50 million;

For assets allocated to the enhanced cash strategy:

0.58% of assets allocated to the enhanced cash strategy

*	To be implemented at the closing of the Reorganization. Current management fee is 0.70% of assets.
**	To be implemented at the closing of the Reorganization. Current management fee is 0.60% of assets.
***	To be implemented at the closing of the Reorganization. Current management fee is 1.00% of assets. In addition, sub-advisory fees, which are currently paid out of the MTBIA advisory fee, upon consummation of the Reorganization, will, like the Target Fund, the Wilmington Multi-Manager International Fund, be paid directly by the MTB International Equity Fund.

For more information about the management of the Target Funds, please refer to the “Management of the Funds” section of the WT Prospectuses, which are incorporated herein by reference and to the “Investment Advisory and Other Services” section of the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Target Funds is available in the Target Funds’ December 31, 2010 semi-annual report to shareholders.

For more information about the management of the Acquiring Funds, please refer to the “Who Manages the Funds?” section of the MTB Prospectuses, which are incorporated herein by reference and to the “Who Manages and Provides Services to the Funds?” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. Copies of the Acquiring Funds’ Prospectuses accompany this Prospectus/Proxy Statement. A discussion regarding the basis for the Acquiring Funds’ Board’s approval of the investment advisory agreement for the Acquiring Funds is available in the Acquiring Funds’ October 31, 2011 semi-annual report to shareholders, except for the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund, which had not commenced operations as of the date of this Prospectus/Proxy Statement.

For the Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund, pursuant to exemptive relief granted by the SEC, the WT Trust and RSMC may enter into new sub-advisory agreements or materially amend existing sub-advisory agreements, subject to approval by the WT Board (including a majority of Independent Trustees), without obtaining shareholder approval. When a Fund relies on such exemptive relief, the shareholders of the Fund will be provided with information about the sub-advisor and the sub-advisory agreement. Any changes to a sub-advisory agreement that would result in an increase in the overall contractual management and advisory fees of a Fund or involving an affiliate are required to be approved by the shareholders of such Fund.

Similarly, pursuant to an exemptive order from the SEC (the “Manager-of-Managers Order”), MTBIA (subject to the approval of the MTB Board) may select and replace sub-advisors and amend Sub-Advisory agreements between MTBIA and the sub-advisors without obtaining shareholder approval.

The investment sub-advisors utilized by the Target Funds and Acquiring Funds as of the date of this Prospectus/Proxy Statement are as follows, except as footnoted below:

Target Fund Sub-Advisors	Corresponding Acquiring Fund Sub-Advisors
Wilmington Prime Money Market Fund Wilmington Trust Investment Management LLC (“WTIM”)	MTB Money Market Fund Not Applicable*

Wilmington U.S. Government Money Market Fund WTIM	MTB U.S. Government Money Market Fund Not Applicable*

Wilmington Tax-Exempt Money Market Fund WTIM	MTB Tax-Free Money Market Fund Not Applicable*

Wilmington Short/Intermediate-Term Bond Fund WTIM	MTB Intermediate-Term Bond Fund Not Applicable*

Wilmington Municipal Bond Fund WTIM	Wilmington Municipal Bond Fund MTBIA

Wilmington Broad Market Bond Fund WTIM	MTB Income Fund Not Applicable*

Wilmington Large-Cap Strategy Fund WTIM	Wilmington Large-Cap Strategy Fund MTBIA

Wilmington Small-Cap Strategy Fund WTIM	Wilmington Small-Cap Strategy Fund MTBIA

Target Fund Sub-Advisors	Corresponding Acquiring Fund Sub-Advisors

Wilmington Multi-Manager International Fund**

Acadian Asset Management LLC

Artio Global Management LLC

Dimensional Fund Advisors LP

Goldman Sachs Asset Management, L.P.

Parametric Portfolio Associates LLC

Principal Global Investors LLC

WTIM

MTB International Equity Fund**

Acadian Asset Management LLC

Artio Global Management LLC

Barings International Investment Limited

Dimensional Fund Advisors LP

Goldman Sachs Asset Management, L.P.

Hansberger Global Investors, Inc.

LSV Asset Management

MTBIA

Parametric Portfolio Associates LLC

Principal Global Investors LLC

Wilmington Multi-Manager Real Asset Fund** EII Realty Securities, Inc. CBRE Clarion Securities, LLC Pacific Investment Management Company, LLC HSBC Global Asset Management (France) WTIM	Wilmington Multi-Manager Real Asset Fund** EII Realty Securities, Inc. CBRE Clarion Securities, LLC MTBIA Pacific Investment Management Company, LLC HSBC Global Asset Management (France)

*	On or after the consummation of the Reorganizations and subject to shareholder approval, RSMC will be appointed investment advisor to the MTB Funds and MTBIA will serve as a sub-advisor.
**	The sub-advisors listed in the table above for the Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund and MTB Trust’s MTB International Equity Fund and Wilmington Multi-Manager Real Asset Fund are those as of the date of the Prospectus/Proxy Statement. The addition of Acadian Asset Management LLC, Dimensional Fund Advisors LP, Goldman Sachs Asset Management, L.P., Parametric Portfolio Associates LLC and Principal Global Investors LLC as sub-advisors to the MTB International Equity Fund will occur before the closing of the Reorganization. The sub-advisors are subject to change. RSMC and MTBIA may change sub-advisors without shareholder approval so long as they comply with the conditions of the applicable Manager-of-Managers Order.

For more information about the sub-advisors of the Target Funds and Acquiring Funds, please refer to the “Management of the Funds” section of the WT Prospectuses and the “Who Manages the Funds” section of the MTB Prospectuses, which are incorporated by reference into this Prospectus/Proxy Statement, and the “Investment Advisory and Other Services” section of the Target Funds’ SAI and the “Who Manages and Provides Services to the Fund?” section of the Acquiring Funds’ SAI, which are incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Distribution of Target Fund and Acquiring Fund Shares

Target Funds. Professional Funds Distributor, LLC (“PFD”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as a principal underwriter of the Target Funds’ shares pursuant to a distribution agreement with the WT Trust. Pursuant to the terms of the distribution agreement, PFD is granted the right to sell the shares of the Target Funds as agent for the WT Trust. Shares of the Target Funds are offered continuously.

The A shares and Service shares of each Target Fund, as applicable, have adopted a distribution plan under Rule 12b-1 that allows a Target Fund to pay a fee to PFD for the sale and distribution of A shares and Service shares, and for services provided to shareholders of A shares. Because these fees are paid out of a Target Fund’s assets continuously, over time these fees will increase the cost of a shareholder’s investment and may cost the shareholder more than paying other types of sales charges. The distribution plan for the A shares provides for payments of up to 0.25% of the average daily net assets of each applicable Target Fund’s A shares. While the distribution plan for the Service shares provides for a maximum distribution fee of 0.25% of each applicable Target Fund’s average daily net assets, the Trustees of the Target Funds have authorized payments of up to 0.10% of each applicable Target Fund’s daily net assets. The WT Board has also adopted a shareholder service plan with respect to Service shares of the Wilmington Prime Money Market and Wilmington U.S. Government

Money Market Funds and W shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund authorizing each of these Funds to pay service providers an annual fee not exceeding 0.25% of such Fund’s average daily net assets of its Service shares and W shares to compensate service providers, including affiliates of RSMC who maintain a service relationship. Wilmington Trust Company, an affiliate of RSMC, may receive shareholder service fees. Currently, the WT Trustees have authorized payments of up to 0.15% of each Fund’s average daily net assets of its Service shares and W shares.

For more information about the distribution of Target Fund shares, please refer to the “Distribution Arrangements” section of the WT Prospectuses, which are incorporated herein by reference, and to the “Distribution of Shares and Rule 12b-1 Plan” section of the Target Funds’ SAI.

Acquiring Funds. ALPS Distributors, Inc. (“ALPS”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of the Acquiring Funds under a distribution agreement with the MTB Trust.

The MTB Trust has adopted a Rule 12b-1 plan (the “Rule 12b-1 Plan”) on behalf of Class A shares and Class S shares, which allows it to pay distribution fees to financial intermediaries (which may be paid through ALPS) at an annual rate of up to 0.25% of the average daily net assets of an Acquiring Fund’s Class A shares and Class S shares, as applicable. These fees may be paid to ALPS, MTBIA and their affiliates. An Acquiring Fund may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, MTBIA or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, a shareholder’s investment cost may be higher over time than other shares with different sales charges and marketing fees. There is no Rule 12b-1 plan for Class A shares of the MTB Money Market Fund or MTB New York Tax-Free Money Market Fund.

The MTB Trust, on behalf of Class A shares, Class I shares and Class S shares, has also adopted a shareholder service plan that allows the Acquiring Funds to pay a service fee of 0.25% of each Acquiring Fund’s average daily net assets financial intermediaries for providing shareholder services and maintaining shareholder accounts.

For more information about the distribution of Acquiring Fund shares, please refer to the “Accounts and Share Information” section of the MTB Prospectuses, which are incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Acquiring Funds’ SAI.

Custodian

Target Funds. Wilmington Trust Company (“WTC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as the custodian for the Target Funds. WTC’s services include, in addition to the custody of all cash and securities owned by the WT Trust, the maintenance of custody accounts in WTC’s trust department, the segregation of all certificated securities owned by the WT Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the WT Trust, releasing and delivering securities from the custody accounts of the WT Trust, maintaining records with respect to such custody accounts, delivering to the WT Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. WTC receives a fee for its services based on the average daily net assets of the WT Trust and has appointed The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809, as Sub-Custodian of the WT Trust.

Acquiring Funds. The Bank of New York Mellon Corporation (“BNYM”), whose address is 101 Barclay Street, New York, New York 10286, is the custodian for the Acquiring Funds. BNYM, as custodian, is responsible for safeguarding and controlling the Acquiring Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Acquiring Funds’ investments.

Administrator

Target Funds. RSMC performs certain administrative services for the WT Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the WT Trust’s registration statement, assisting in obtaining the fidelity bond and directors’ and officers’ errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Target Fund Board meetings, maintaining the WT Trust’s corporate calendar, maintaining Trust contract files, providing non-investment related statistical and research data as may be requested by the Target Fund Board, and providing executive and administrative services to support the Independent Trustees of the Target Funds’ Board. Pursuant to a sub-administration and accounting services agreement, BNY Mellon Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, performs certain administrative and accounting services for the WT Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment advisor in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the WT Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the WT Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Target Fund and maintaining records relating to the securities transactions of the Target Funds.

For its services under the administration agreement, RSMC receives a fee, based on the WT Trust’s total aggregate net assets, equal to:

Fee	Total Aggregate Net Assets of the WT Trust
0.0185%	of the first $2 billion
0.0175%	of the next $2 billion
0.0125%	of the next $2 billion
0.0080%	of assets in excess of $6 billion

Acquiring Funds. BNYM and MTBIA serve as co-administrators to the MTB Trust and provide the Acquiring Funds with certain administrative personnel and services necessary to operate the Acquiring Funds.

MTBIA is entitled to receive the following maximum fee, based on the Acquiring Funds’ average daily net assets, for such administrative personnel and services:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

BNYM provides fund accounting and administration services to the Acquiring Funds for the following annual fee, based on the Acquiring Funds’ average monthly net assets:

Annual Fee, Billed and Payable Monthly	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.0285%	on the first $500 million
0.0280%	on the next $500 million
0.0275%	on assets in excess of $1 billion

Transfer Agent

Target Funds. BNY Mellon Investment Servicing (U.S.) Inc. (“BNYMIS”), 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the WT Trust’s transfer agent and dividend paying agent.

Acquiring Funds. ALPS Fund Services, Inc. a registered transfer agent, serves as transfer and dividend disbursing agent to the MTB Trust, and receives a separate fee from the Acquiring Funds for these transfer agency services. It is anticipated that in February 2012 BNYMIS will become transfer agent to the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate Bond Fund, MTB Income Fund and MTB International Equity Fund. BNYMIS will be the transfer agent for the Wilmington Municipal Bond Fund, Wilmington Large Cap Strategy Fund, Wilmington Small Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund when the Funds commence operation after consummation of the Reorganizations.

Independent Registered Public Accounting Firm

Ernst & Young LLP, whose address is One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the Target Funds’ and Acquiring Funds’ independent registered public accounting firm.

Pricing of Shares

The price of each share of a Target Fund and an Acquiring Fund is based on its NAV per share. The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The following describes the share pricing policies of the Target Funds and Acquiring Funds.

Determining NAV for Non-Money Market Funds

The NAV for shares of each Target Fund and Acquiring Fund is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time, but may vary due to market circumstances or other reasons (“NYSE Close”) on each day the NYSE is open (and in the case of the Target Fund, the Target Fund’s transfer agent is open). The NAV of shares of the Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Funds. With respect to any portion of a Fund’s assets that is invested in one or more Underlying Funds, the Fund’s NAV is calculated based upon the NAVs of those Underlying Funds.

Determining NAV for Money Market Funds

The Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax-Free Money Market Fund all attempt to stabilize the NAV of their shares at $1.00 by valuing their portfolio securities using the amortized cost method. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees of the WT Trust or the MTB Trust, as applicable.

The Board of Trustees of the WT Trust or the MTB Trust, as applicable, may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

BNY Mellon Investment Servicing (U.S.) Inc. determines the NAV per share of the Wilmington Tax-Exempt Money Market Fund as of 12:00 Noon, Eastern time, on each business day (i.e., a day that the NYSE, the Federal Reserve Bank of Philadelphia and the transfer agent are open.) BNY Mellon Investment Servicing (U.S.) Inc. determines the NAV per share of the Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund as of 2:00 p.m. and 5:00 p.m., Eastern time, on each business day. The MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax-Free Money Market Fund determine the NAV per share at 4:00 p.m., Eastern time, on each business day.

Pricing of Securities

The Target Funds and Acquiring Funds generally value securities in the same manner.

Pricing of Foreign Securities

The Target Funds and Acquiring Funds generally value foreign securities in the same manner. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the daily NAV per share is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of these securities, and therefore Fund assets, may change on days or at times a shareholder cannot purchase, redeem or exchange shares of such Fund.

Use of Fair Value

Using procedures adopted by their respective Boards, both the Target Funds and Acquiring Fund may use the fair value of a security to calculate its NAV when the security does not have a readily available current market value. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the time when a Fund’s NAV is computed.

Comparison of Sales Charges and Fees

Class A Shares Sales Charges

The A shares of the Target Funds and Class A Shares of the Acquiring Funds bear front-end sales charges. The sales charge is calculated as a percentage of the offering price for the A shares/Class A shares.

Class A Sales Charge Schedule

Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (“Target Bond Funds”)

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV
$1,000 up to $100,000	2.00%	2.04%
$100,000 up to $250,000	1.50%	1.52%
$250,000 up to $500,000	1.25%	1.27%
Over $500,000	0.00%	0.00%

MTB Income Fund, MTB Intermediate-Term Bond and Wilmington Municipal Bond Fund (“Acquiring Bond Funds”)

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%†	3.63%†
$250,000 but less than $500,000	2.50%†	2.56%†
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

†	To be implemented at the closing of the Reorganization. Current sales charge as a percentage of offering price and as a percentage of NAV differ at the following breakpoints:

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%

Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (“Target Equity, Allocation and Multi-Manager Funds”)

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	0.00%	0.00%

Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund, MTB International Equity Fund and Wilmington Multi-Manager Real Asset Fund (“Acquiring Equity, Allocation and Multi-Manager Funds”)

Purchase Amount	Sales Charge as a Percentage of Public Offering	Sales Charge as Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%†	4.71%†
$100,000 but less than $250,000	3.50%†	3.63%†
$250,000 but less than $500,000	2.50%†	2.56%†
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

†	To be implemented at the closing of the Reorganization. Current sales charge as a percentage of offering price and as a percentage of NAV are as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering	Sales Charge as Percentage of NAV
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%

Class A Shares NAV Commission Payments

•

If shareholders of the Acquiring Funds (except for MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax-Free Money Market Fund) make an investment of $1,000,000 or more, at NAV in Class A shares, and shareholders redeem all or any portion of their shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which the shareholders made their purchase, shareholders’ redemption proceeds will be subject to a 1.00% CDSC. Exchanges do not trigger the CDSC. However, if the shareholders’ investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

•

If a shareholder’s redemption qualifies, the shareholder or the shareholder’s financial intermediary should notify the distributor or the Acquiring Funds at the time of redemption to eliminate the CDSC. If the distributor or the Acquiring Funds are not notified, the CDSC will apply.

An investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Acquiring Funds.

Class A Shares of the Acquiring Equity, Allocation and Multi-Manager Funds and the Acquiring Bond Funds pay advance commission payments as follows:

Acquiring Equity, Allocation and Multi-Manager Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Acquiring Bond Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Reduction of Class A Share Sales Charges

Rights of Accumulation: Shareholders of both the Target Funds and Acquiring Funds may reduce their Class A Sales charge by accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in a Fund).

Letter of Intent: Shareholders of both the Target Funds and Acquiring Funds may reduce their Class A Sales charge by signing a Letter of Intent committing to purchase a certain dollar amount of the same class of shares within a 13-month period in order to combine such purchases in calculating the sales charge.

Other Sales Charge Reductions: Shareholders of both the Target Funds and Acquiring Funds may reduce their Class A Sales charge by purchasing shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined).

Acquiring Funds’ shareholders may also reduce their Class A Sales charge by combining concurrent purchases of shares:

•	by a shareholder, a shareholder’s spouse, and a shareholder’s children under age 21; or

•	of the same share class of two or more Acquiring Funds (other than money market funds).

Elimination of Class A/A Share Sales Charge

Wrap Accounts: Shareholders of both the Target Funds and Acquiring Funds may eliminate their Class A Sales charge by purchasing shares through wrap accounts or other investment programs where shareholders pay the investment professional directly for services.

Investment through Investment Professionals: Shareholders of both the Target Funds and Acquiring Funds may eliminate their Class A Sales charge by purchasing shares through investment professionals that receive no portion of the sales charge.

Trustees: For both the Target Funds and Acquiring Funds, purchases made by current or retired Trustees, officers and employees of the Trusts, the distributor, the transfer agent, the investment advisor and sub-advisor and their affiliates, certain family members of the above persons, and trusts or plan primarily for such persons or their family members will not bear sales charges.

Registered Representatives: For both the Target Funds and Acquiring Funds, purchases made by employees of broker-dealers or other institutions that have selling agreements with the distributor may not bear sales charges.

Retirement Plans: For the Target Funds only, purchases made by Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan.

Sub-Advisor Referral: For the Acquiring Funds only, purchases made by an investor referred by any sub-advisor to the Acquiring Funds may not bear sales charges.

Redemption Fees

Target Funds. A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if shareholders sell their shares within 60 days (the “Holding Period”) of their purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Target Funds. This fee is paid directly to the respective Target Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that shareholders have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period.

The redemption fee does not apply in certain circumstances, including but not limited to:

•	redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts;

•

shares redeemed (i) via a systematic withdrawal plan approved by RSMC, (ii) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by RSMC, (iii) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (iv) as part of a retirement plan termination or restructuring, (v) to effect a transfer from one retirement plan to another retirement plan in the same Target Fund, or (vi) by a Target Fund to cover various fees;

•	shares converted from one share class to another in the same Target Fund; or

•	redemptions or exchanges processed from retirement accounts where a Target Fund is designated as a “qualified default investment alternative.”

Acquiring Funds. The Acquiring Funds do not charge a redemption fee.

Comparison of Policies with Regard to Purchases, Redemptions and Exchanges of Shares

Certain purchase, redemption and exchange procedures employed by the Target Funds and the Acquiring Funds are similar. Each Fund offer shares through its distributor on a continuous basis. The tables below sets out certain purchase, redemption and exchange policies of the Target Funds and the Acquiring Funds. The investment minimums in the table below will not apply to shares received in connection with the Reorganizations. For more information, see “Shareholder Information” in the WT Prospectuses or “How to Purchase, Redeem and Exchange Shares” in the MTB Prospectuses, which are both incorporated herein by reference. The MTB Prospectuses also accompany this Proxy/Prospectus.

Minimum Initial Investment

	Target Funds A, W and Service Shares	Target Funds Institutional Shares (for Money Market Funds)	Target Funds Institutional Shares (for Non-Money Market Funds)	Acquiring Funds Class A Shares (for Non-Money Market Funds)		Acquiring Funds Class I Shares (for Non- Money Market Funds)	Acquiring Funds Institutional Class Shares (for Money Market Funds)	Acquiring Funds Class A Shares (for Money Market Funds)		Acquiring Funds Class I Shares (for Money Market Funds)		Acquiring Funds Class S Shares (for Money Market Funds)
Minimum Initial Investment	$1,000	$5,000,000	$500,000	$500	*	$100,000	$5,000,000	$0	†	$100,000	†	$500
Minimum Subsequent Investment	None	None	None	$25		$25	$25	$25		$25		$25
Minimum Balance (non-retirement accounts)	$500	$2,500,000	$50,000	$250		$10,000	$10,000	$250		$10,000		$250

*	IRAs have a minimum initial investment of $250 and Systematic Investment Plans have a minimum initial investment of $50. Simple IRAs and certain other retirement plans have no minimum initial investment.
†	Class A Shares of the MTB Money Market Fund have a $100,000 minimum initial investment requirement.

For both the Target and Acquiring Funds, minimum initial and subsequent investment amounts may be waived or lowered from time to time including for the following:

Target Funds	Acquiring Funds
The minimum investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustee/directors, officers and employees of RSMC, the WT Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.	The minimum initial investment amount for Class I will be waived for, a current or retired/former Trustee, Director or employee of the MTB Trust, MTBIA, the distributor, the sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals.

Purchasing Shares

How to Buy Shares
Directly through Funds	Shares of the Target Fund and Acquiring Funds may be purchased directly from WT Trust and MTB Trust, respectively.

Through an authorized intermediary	Shares of the Target Fund and Acquiring Funds may be purchased through investment professionals and different types of customer accounts at financial intermediaries.

By telephone	Shares of the Target Fund and Acquiring Funds may be purchased by telephone.

Payment Methods for Share Purchases
By Check	Shareholders of the Target Funds and the Acquiring Funds may purchase shares of the Funds by check.

By Wire	Shareholders of the Target Funds and the Acquiring Funds may purchase shares of the Funds by wire.

By Automated Clearing House (“ACH”)	Shareholders of the Acquiring Funds may purchase shares of the Funds by transferring money via ACH from their checking or savings accounts to their Fund accounts.

By Systematic Investment Program	Shareholders of the Target Funds and the Acquiring Funds may purchase shares through automatic deductions from their bank accounts.

Redeeming Shares

If Target Fund or Acquiring Fund shareholders request a redemption of shares recently purchased by check (including a cashier’s check or certified check) or ACH, their redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such shares.

How to Redeem Shares
By Mail	Shareholders of the Target Funds and the Acquiring Funds may redeem their shares by mail by submitting written instructions accompanied with a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program. Signature guarantees that are not part of these programs will not be accepted.

By Telephone

Shareholders of the Target Funds and the Acquiring Funds may redeem their shares by telephone.

The Acquiring Funds limit telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record.

Payment Methods for Share Redemptions
By Check	Shareholders of the Target Funds and the Acquiring Funds may receive their redemption proceeds by check.

By Checkwriting	Shareholders of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund may use the checkwriting option to redeem Fund shares by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from the shareholder’s account to cover the amount of the check.

By Wire

For shareholders of the Target Funds and the Acquiring Funds, redemption proceeds may be wired to the shareholder’s predesignated bank account in any commercial bank in the United States. Target Fund shareholders may redeem their Fund shares by wire only for amounts of $1,000 or more.

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Acquiring Funds reserve the right to charge a processing fee for wire transfers.

By ACH	Shareholders of the Acquiring Funds may have redemption proceeds sent directly to their checking or savings accounts via ACH transfer from the Fund.

By Systematic Withdrawal Program	Shareholders of the Target Funds and the Acquiring Funds may automatically redeem shares in a minimum amount on a regular basis ($100 for Target Fund shares and $50 for Acquiring Fund shares, with the exception of Class I shares of the Acquiring Fund, which have a minimum automatic withdrawal amount of $1,000). A shareholder account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, a shareholder’s account.

Additional Conditions Related to Fund Redemptions
Redemption In Kind	The Target Funds and Acquiring Funds reserve the right to redeem in kind.

Redemption from Retirement Accounts	In the absence of the shareholder’s specific instructions, 10% of the value of the shareholder’s redemption from a retirement account in an Acquiring Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

For both the Target Funds and Acquiring Funds, shareholders may exchanges shares of a Fund for the same share class of another Fund.

How to Exchange Shares
By Telephone, by mail and by wire	When a Target Fund or Acquiring Fund is open for business, shareholders may exchange shares by phone, mail, or wire through a shareholder’s financial intermediary or the Target Funds or Acquiring Funds.

Transfer agent	If Target Fund shares are held in a trust account with Wilmington Trust, shareholders may place exchange orders by contacting a transfer agent.

Systematic Exchange Program	Shareholders of the Acquiring Funds may automatically exchange shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis through the Acquiring Funds’ systematic exchange program. Exchanges must be at least $25 ($1,000 for Class I Shares of the Acquiring Funds).

Calculation of Exchanges
Exchanges at NAV	Target Funds: All Class Shares

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives a shareholder’s request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Target Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a Money Market Fund or Class A shareholder’s account or $50,000 in an Institutional Class shareholder’s account.

Acquiring Funds: Class A Share Exchanges

If shareholders exchange between Funds with different sales charges, the exchange will be made at NAV. However, shareholders would pay applicable sales charges when exchanging shares from one of the Money Market Funds into one of the Acquiring Equity, Allocation and Multi-Manager Funds or Acquiring Bond Funds. If shareholders paid a sales charge once (including shares acquired through reinvestment of dividends and capital gains), shareholders will not have to pay the sales charge again upon exchange. This is true even if shareholders exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

In addition, shareholders may purchase Class A shares of any fund within the MTB Trust without paying a sales charge. In order to exchange into or purchase Class A shares of any fund within the MTB Trust without paying a sales charge (where a sales charge would otherwise be imposed), shareholders or their financial intermediary must notify ALPS Distributors, Inc. or MTB Funds Shareholder Services at the time of the transaction.

Exchanges Fees and Charges	Target Funds: All Class Shares (excluding shares of Target Money Market Funds)
If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for a shareholder account. If shares are exchanged within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.

Acquiring Funds: Class A Share Exchanges
If shareholders are invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, shareholders will be assessed the applicable sales charge when shareholders make the exchange. However, the sales charge will not be applied to any shares that shareholders acquired through reinvestment of dividends and capital gains.

Dividends

Each Target Fund and Acquiring Fund expects to declare and pay all of its net investment income, if any, to shareholders as described in the table below.

Dividends Declared/Dividends Paid	Target Funds	Acquiring Funds
Quarterly/Quarterly	Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund and Wilmington Multi-Manager Real Asset Fund	Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, MTB International Equity Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund

Daily/Monthly	Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund	MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and Wilmington Municipal Bond Fund

Accounts with low balances

Target Funds (excluding Target Money Market Funds). If the value of a shareholder’s investment in a Target Fund falls below $50,000 for Institutional shares or $500 for A shares, a shareholder may be asked to increase the balance. If after 60 days the account value is still below $50,000 for Institutional shares or $500 for A shares, a shareholder’s account may be closed and the proceeds sent to them. The Fund will not close a shareholder’s account if it falls below $50,000 for Institutional shares and $500 for A shares solely as a result of a reduction in the shareholder’s account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the WT Trust and Wilmington Trust and their affiliates, and their respective spouses, parents and children.

Target Money Market Funds. For Institutional Shares, if the value of a shareholder’s Target Fund account falls below $2,500,000, the Fund may ask the shareholder to increase the balance. If after 60 days the account value is still below $2,500,000, a shareholder’s account may be closed and the proceeds sent to the shareholder. For W Shares and Service Shares, if the value of the Target Fund account falls below $500, the Fund may ask the shareholder to increase the balance. If after 60 days the account value is still below $500, a shareholder’s account may be closed and the proceeds sent to the shareholder. The Target Fund will not close a shareholder’s account if it falls below the applicable minimum amount solely as a result of a reduction in the shareholder’s account’s market value. The minimum account balance requirement may be waived for trustees, directors, officers and employees of RSMC, the WT Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

Acquiring Funds. Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 for Class A shares or $10,000 for Class I shares and Institutional shares. Before an account is closed, a shareholder will be notified and allowed 30 days to purchase additional shares to meet the minimum account balance required.

Additional Payments to Financial Intermediaries

Target Funds (excluding Money Market Funds). RSMC and its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Target Funds. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisors, financial advisors, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. These payments are over and above servicing fees which have been previously disclosed. At least annually, RSMC will report to the WT Board information regarding these payments. These payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Target Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Target Fund shareholders. RSMC and its affiliates may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold.

If investment advisors, underwriters/distributors or affiliates of mutual funds (including those of the Target Funds) pay bonuses and incentives in differing amounts, intermediaries and their representatives may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its representatives may also have a financial incentive for recommending a particular share class over other share classes.

Although a Target Fund may use firms that sell Target Fund shares to effect portfolio transactions for the Fund, the Target Fund and RSMC will not consider the sale of Fund shares as a factor when choosing firms to effect those transactions.

Acquiring Funds. MTBIA and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Acquiring Funds’ distributor) to support the sale of shares or provide services to the Acquiring Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell shares of the Fund to shareholders. These payments are not reflected in the fees and expenses listed in the fee table section of the Acquiring Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Shareholders should contact their financial intermediary for information about any payments it receives from the Acquiring Funds’ distributor, MTBIA, their affiliates, or the Acquiring Fund and any services the financial intermediary provides.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Target Fund is a series of a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing law of the Target Funds and the corresponding Acquiring Funds except differences in the organizational instruments of these entities, which are described below. The following is a discussion of certain important provisions of the organizational instruments and governing laws of each Target Fund and its corresponding Acquiring Fund but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law

The Target Funds and the Acquiring Funds are organized as Delaware statutory trusts under the Delaware Statutory Trust Act. Each Target Fund and Acquiring Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws. The business and affairs of each Target Fund and Acquiring Fund are managed under the supervision of its respective Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Voting Rights

Number of Votes; Aggregate Voting. The governing instruments of both the Target Funds and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The Target Funds’ Declaration provides that shareholders are not entitled to cumulative voting in the election of Trustees. The Acquiring Funds’ governing instruments also do not provide for cumulative voting. The governing instruments of both the Target Funds and the Acquiring Funds provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), then only the shareholders of the affected series (or classes) are entitled to vote.

Right to Vote. The 1940 Act provides that shareholders of each Target Fund and Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Target Fund and Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable state law. Generally under the Declaration of the WT Trust, shareholders have the right to vote only (1) for removal of Trustees; (2) with respect to matters relating to the WT Trust as required by the 1940 Act; (3) with respect to mergers and consolidation; and (4) on those matters the WT Trustees consider necessary or desirable. Under the MTB Declaration, Acquiring Fund shareholders have the right to vote (1) for the election of Trustees; (2) on those matters required by the Declaration, By-Laws, 1940 Act or the MTB Trust’s registration statement; and (3) on such other matters as the MTB Board of Trustees may consider necessary or desirable.

The following summarizes the matters on which Fund shareholders have a right to vote under their governing instruments as well as the minimum shareholder vote required to approve the matter. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote. If a vote is not required by the 1940 Act, the WT Declaration provides that 40% of the shares entitled to vote on a matter shall constitute a quorum and if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote which is necessary for the election of Trustees. The MTB Declaration provides that 33 1/3% of shares present or represented by proxy constitute a quorum and the affirmative vote of a majority of votes cast at a meeting where a quorum is present shall decide any questions, except a plurality vote which is necessary for the election of Trustees.

Election and Removal of Trustees	The shareholders of all Target Funds and Acquiring Funds are entitled to vote for the election and the removal of Trustees. For all Target Funds and Acquiring Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Target Funds, any Trustee may be removed by a vote of two-thirds of the outstanding shares of the applicable Trust. For the Acquiring Funds, shareholders have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Amendment of Governing Instruments	Generally the Trustees of each Target Fund and Acquiring Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds. For the Target Funds, shareholders have the right to vote on any amendment to the Declaration that would adversely affect to a material degree their rights and preferences as shareholders or change the par value of the shares of any series. Approval of any such amendment requires the affirmative vote of a majority of the shares cast at a meeting where a quorum is present. For the Acquiring Funds, shareholders have the right to vote on any amendment to the Declaration if shareholder approval is required by the 1940 Act or other applicable law.

Mergers and Reorganizations	The Declaration of the Target Funds provides that a merger, consolidation or other reorganization of such Fund requires the approval of a majority of the shares cast at a meeting where a quorum is present. The Declaration of the Acquiring Funds provides that any merger, consolidation or other reorganization of such Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act, or unless such merger or consolidation would result in an amendment of the Declaration which would otherwise require the approval of the shareholders.

Liquidation of a Fund	Each Target Fund may be liquidated by the Board of Trustees upon prior written notice to the Target Fund’s shareholders but without shareholder approval. Each Acquiring Fund may be liquidated by the Board of Trustees or upon the approval of the holders of a majority of the outstanding shares entitled to vote.

Liability of Shareholders, Trustees and Officers; Indemnification

Liability of Shareholders. Consistent with the Delaware Statutory Trust Act, the Declarations for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of the Fund. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund if any shareholder is personally held liable for the obligations of the Fund. The governing instruments for each Target Fund contain an express disclaimer of personal liability for shareholders.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Target and Acquiring Funds provide that no Trustee, officer, and, with respect to the Acquiring Funds, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification. The Declaration and By-Laws of the Target Funds generally provide that any Trustee or officer of a Target Fund shall be indemnified by the applicable Target Fund for expenses incurred in connection with any proceeding to which such person is made a party or is threatened to be made a party by reason of the fact that such person is a Trustee or officer of a Target Fund, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that such person’s action was in or not opposed to the best interests of the applicable Target Fund; (ii) had engaged in Disqualifying Conduct; or (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. A Target Fund may advance expenses incurred in defending any proceeding by a Trustee or officer of the Target Fund before the final disposition of the proceeding, provided that such person shall have undertaken to repay the amounts so paid if it is ultimately determined that he or she is not entitled to indemnification by (i) a majority vote of Trustees who are not parties to the proceeding or subject to the claim or (ii) a written opinion of independent legal counsel.

The Declaration of the Acquiring Funds generally provides for the indemnification of each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by any Covered Person in connection with any proceeding in which such Covered Person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Acquiring Fund, if (i) the Covered Person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interest of the MTB Trust or (ii) engaged in Disqualifying Conduct or (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. The Acquiring Funds may advance expenses incurred by a Covered Person, provided that such person shall have undertaken to repay the amounts so paid if it is ultimately determined that he or she is not entitled to indemnification; and (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the Acquiring Fund is insured against losses arising by reason of covering such expenses; or (iii) the Trustees who are neither interested persons of the Acquiring Fund nor involved in the action, or an independent legal counsel in a written opinion, determine that there is reason to believe the Covered Person will ultimately be found entitled to indemnification. Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

Financial Highlights

The WT Prospectuses for the Target Funds contain additional information for the Target Funds, including each Target Fund’s financial performance for the past five years under the heading, “Financial Highlights”, which is also incorporated by reference herein in reliance upon the report of Ernst & Young, LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request. Attached as Appendix B are updated financial highlights information for the six month period ended October 31, 2011 and the past five fiscal years for the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate Term Bond Fund, MTB Income Fund and MTB International Equity Fund.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Target Fund on or about January 13, 2012. Only shareholders of record as of the close of business on the Record Date, December 23, 2011, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganizations and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

•	By mail, with the enclosed proxy card;

•	In person at the Meeting;

•	By telephone; or

•	By internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

We encourage you to vote by telephone or internet by using the control number that appears on your enclosed proxy card. Use of telephone and internet voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by sending a written notice of revocation to addressed to the Secretary of the WT Trust, at the following address: 1100 N. Market Street, Wilmington, DE 19890; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Trust (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganizations contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Trustees of the Target Funds and Acquiring Funds, officers of WT Trust or MTB Trust, personnel of RSMC, the Funds’ administrator or distributor, and personnel of the Funds’ transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, Inc., a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $43,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of RSMC or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least 40% of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the proposal, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the Plan, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan. Any adjournment will require the affirmative vote of a majority of each Target Fund’s shares present at the Meeting. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Other Matters

The WT Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The WT Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in the WT Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The WT Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of December 23, 2011:

Target Funds	NUMBER OF SHARES OUTSTANDING
Wilmington Prime Money Market Fund
Institutional Shares	152,698,145
W Shares	1,142,989,836
Service Shares	639,526,438

TOTAL	1,935,214,419
Wilmington U.S. Government Money Market Fund
Institutional Shares	165,016,775
W Shares	1,200,155,254
Service Shares	812,579,066

TOTAL	2,177,751,095
Wilmington Tax-Exempt Money Market Fund
Institutional Shares	515,510
W Shares	272,111,821

TOTAL	272,627,331
Wilmington Short/Intermediate-Term Bond Fund
A Shares	415,184
Institutional Shares	13,890,258

TOTAL	14,305,442
Wilmington Municipal Bond Fund
A Shares	60,995
Institutional Shares	10,548,331

TOTAL	10,609,326
Wilmington Broad Market Bond Fund
A Shares	231,808
Institutional Shares	5,629,724

TOTAL	5,861,532
Wilmington Large-Cap Strategy Fund
A Shares	1,950
Institutional Shares	35,374,245

TOTAL	35,376,195
Wilmington Small-Cap Strategy Fund
A Shares	0
Institutional Shares	6,075,716

TOTAL	6,075,716
Wilmington Aggressive Asset Allocation Fund
A Shares	347,444
Institutional Shares	4,768,328

TOTAL	5,115,772
Wilmington Conservative Asset Allocation Fund
A Shares	629,326
Institutional Shares	4,620,239

TOTAL	5,312,565

Target Funds	NUMBER OF SHARES OUTSTANDING
Wilmington Multi-Manager International Fund
A Shares	58,461
Institutional Shares	45,482,597

TOTAL	45,541,058
Wilmington Multi-Manager Real Asset Fund
A Shares	676,169
Institutional Shares	16,581,216

TOTAL	17,257,385

As of December 23, 2011, the current officers and Trustees of the WT Trust in the aggregate beneficially owned less than 1% of the shares of each of the Target Funds.

As of December 23, 2011, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of each Target Fund is shown below. The percentage of the corresponding Acquiring Fund that would be owned by the below named shareholders of the Target Fund upon consummation of the Reorganization is expected to decline except for those shareholders of the Shell Target Funds whose holdings should remain substantially the same.

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
Wilmington Prime Money Market Fund	Lack and Lindsay Attn: Mutual Funds North Market St Wilmington, DE 19890	Institutional Shares; 114,335,773	74.88%	5.91%

	BNY OCS Nominee Ltd Partnership Attn: Frank Notaro 111 Sanders Creek Pkwy. East Syracuse, NY 13057-1381	Institutional Shares; 19,504,704	12.77%	1.01%

	Wilmington Trust RISC as COTTEE FBO San Mateo Cty. Elec Const Wrap Cash P.O. Box 52129 Phoenix, AZ 85072	Institutional Shares; 8,857,916	5.80%	0.46%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	W Shares; 1,089,635,557	95.33%	56.31%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	Service Shares; 379,548,991	59.35%	19.61%

	M&T Bank - Sweep Operations 626 Commerce Dr. West Amherst, NY 14228	Service Shares; 135,781,964	21.23%	7.02%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Pershing LLC For Exclusive Benefit of its Customers Attn: Cash Management Srvcs 1 Pershing Plaza Jersey City, NJ 07399	Service Shares; 79,744,617	12.47%	4.12%

Wilmington U.S. Government Money Market Fund	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	Institutional Shares; 164,922,054	99.94%	7.57%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	W Shares; 1,200,154,696	100.00%	55.11%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	Service Shares; 639,965,703	78.76%	29.39%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	Service Shares; 128,456,852	15.81%	5.90%

Wilmington Tax-Exempt Money Market Fund	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	Institutional Shares; 369,947	71.76%	0.14%

	Carolyn F Torpley TOD Stephen L Torpey 2038 Foulk Road Wilmington, DE 19810	Institutional Shares; 58,471	11.34%	0.02%

	Bertha R Davis and William James Davis JT TEN 55 Glen Eden Dr. Jackson, TN 38301-3317	Institutional Shares; 41,613	8.07%	0.02%

	Lack and Lindsay Attn: Mutual Funds North Market St. Wilmington, DE 19890	W Shares; 248,043,850	91.16%	90.98%

	M&T Bank - Sweep Operations 626 Commerce Dr. West Amherst, NY 14228	W Shares; 21,967,399	8.07%	8.06%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
Wilmington Short/Intermediate-Term Bond Fund	UBS Financial Services FBO First Congregational Church in Concord, New Hampshire 177 North Main Street Investment Committee Concord, NH 03301-5039	A Shares; 39,439	9.50%	0.28%

	Wilmington Trust Retirement and Institutional Services FBO High Swartz LLP 401(k) PSP P.O. Box 52129 Phoenix, AZ 85072	A Shares; 29,638	7.14%	0.21%

	Wilmington Conservative Asset Allocation Fund Rodney Square North 1100 North Market Street Wilmington, DE 19890-0001	Institutional Shares; 2,299,996	16.56%	16.08%

Wilmington Municipal Bond Fund	NFS LLC FEBO Sidney & Catherine Berglund REV TR, 3303 Arrowhead Cir Round Rock, TX 78681	A Shares; 19,824	32.50%	0.19%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 12,131	19.89%	0.11%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 11,837	19.41%	0.11%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 7,890	12.94%	0.07%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 3,842	6.30%	0.04%

Wilmington Broad Market Bond Fund	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 73,570	31.74%	1.26%

	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	A Shares; 56,434	24.35%	0.96%

	Wilmington Trust Co. TTEE FBO Wilmington TR CO PEN FUND C/O Mutual Funds P.O. Box 8882 Wilmington, DE 19899-8882	Institutional Shares; 1,902,272	33.79%	32.45%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd. Owings Mills, MD 21117-4903	Institutional Shares; 1,574,600	27.97%	26.86%

Wilmington Large-Cap Strategy Fund	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 1,170	60.00%	0.00%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 780	40.00%	0.00%

	Wilmington Trust Co. TTEE FBO Wilmington TR CO PEN FUND C/O Mutual Funds P.O. Box 8882 Wilmington, DE 19899-8882	Institutional Shares; 4,634,968	13.10%	13.10%

	Wilmington Aggressive Asset Allocation Fund Rodney Square North 1100 North Market Street Wilmington, DE 19890-0001	Institutional Shares; 2,085,428	5.90%	5.90%

Wilmington Small-Cap Strategy	T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd Owings Mills, MD 21117-4903	Institutional Shares; 536,679	8.83%	8.83%

Wilmington Aggressive Asset Allocation Fund	T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd Owings Mills, MD 21117-4903	Institutional Shares; 876,250	18.38%	17.13%

Wilmington Conservative Asset Allocation Fund	T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd Owings Mills, MD 21117-4903	Institutional Shares; 3,219,683	69.69%	60.61%

	WTC TTEE FBO Minerva Office Management Inc. Supplement Executive Retirement Plan C/O Mutual Funds P.O. Box 8971 Wilmington, DE 19899-8971	Institutional Shares; 426,743	9.24%	8.03%

Wilmington Multi-Manager International Fund	UBS Financial Services FBO Joseph Berstein Joan Berstein JTWROS 801 Yale Avenue Swarthmore, PA 19081-1808	A Shares; 42,813	73.23%	0.09%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	UBS Financial Services FBO David Perry Profit Sharing 4 Brookside Dr. Harriman, NY 10926-3027	A Shares; 4,516	7.73%	0.01%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	A Shares; 3,787	6.48%	0.01%

	Wilmington Trust Co. - Pension Plan TR C/O Mutual Funds P.O. Box 8882 Wilmington, DE 19899-8882	Institutional Shares; 4,675,420	10.28%	10.27%

Wilmington Multi-Manager Real Asset Fund	Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 101 Mongomery Street San Francisco, CA 94104	A Shares; 188,888	27.94%	1.10%

	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	A Shares; 81,640	12.07%	0.47%

	MAC & Co. Attn: Mutual Fund Ops. P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230	Institutional Shares; 1,605,176	9.68%	9.30%

	Northern Trust Co. TTEE - FBO American Red Cross – DV 801 S Canal St. C5S Chicago, Il 60607-0000	Institutional Shares; 1,037,536	6.26%	6.01%

Acquiring Fund

The votes of the shareholders of Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

As of December 23, 2011, the current officers and Trustees of the MTB Trust in the aggregate beneficially owned less than 1% of the shares of each of the Acquiring Funds.

As of December 23, 2011, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of each Acquiring Fund is shown below. The percentage of the Acquired Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline except for those Funds that are corresponding Acquiring Funds of a Shell Target Fund whose holdings should remain substantially the same. As of December 23, 2011, no shares of the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund have been offered.

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
MTB Money Market Fund	Pershing as Agent for Brokerage Customers Attn: Cash Management 1 Pershing Plz. Jersey City, NJ 07399-0002	Class A; 181,522,314	52.98%	9.98%

	M&T Securities Services Inc 285 Delaware Ave. Buffalo, NY 14202-1813	Class A; 20,357,268	5.94%	1.12%

	Excelco Newbrook Inc. 16 Mechanic St. Silver Creek, NY 14136	Class S; 521,901	10.17%	0.03%

	Hudson Valley Clean Energy Inc 5 Bollenbecker Rd. Rhinebeck, NY 12572-3506	Class S; 432,144	8.42%	0.02%

	Belvedere Housing LP 207 Lake Dr. Newburgh, NY 12550-5255	Class S; 384,439	7.49%	0.02%

	Automobile Transporters Welfare Fund of New York P.O. Box 248 Hamburg, NY 14075-0248	Class S; 376,434	7.34%	0.02%

	Absolute Staffers LLC 14502 Greenview Dr., Ste. 430 Laurel, MD 20708-4246	Class S; 346,434	6.75%	0.02%

	Birks Realty Inc. 800 Auto Park Pl. Newburgh, NY 12550-6702	Class S; 344,335	6.71%	0.02%

	Association of Catholic Colleges & Universities 1 Dupont Cir NW, Ste 650 Washington, DC 20036-1187	Class S; 317,687	6.19%	0.02%

	King Center Charter School 938 Genesee St. Buffalo, NY 14211-3025	Class S; 300,222	5.85%	0.02%

	Hofer Construction Inc. 5222 Transit Rd. Depew, NY 14043-4336	Class S; 299,560	5.84%	0.02%

MTB U.S. Government Money Market Fund	Manufacturers & Traders Tice & Co 8th Floor Attn: Tr Dept Cash Mgmt Clerk P.O. Box 1377 Buffalo, NY 14240-1378	Class I Shares; 312,998,202	95.72%	12.31%

	Pershing As Agent For Brokerage Customers Attn: Cash Management 1 Pershing Plz. Jersey City, NJ 07399-0002	Class A Shares; 30,579,904	98.10%	1.20%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
MTB Tax-Free Money Market Fund	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept Cash Mgmt Clerk PO Box 1377 Buffalo, NY 14240-1379	Class I Shares; 75,797,798	97.04%	57.53%

MTB Intermediate-Term Bond Fund	SEI Private Trust Co c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 3,121,770	31.89%	29.32%

	T Rowe Price Retirement Plan 4515 Painters Mill Rd. Owings Mills, MD 21117-4903	Class I Shares; 1,848,005	18.88%	17.36%

	SEI Private Trust Co. c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 1,745,458	17.83%	16.40%

	SEI Private Trust Co. c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 1,396,845	14.27%	13.12%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	Class I Shares; 521,975	5.33%	4.90%

MTB Income Fund	Nationwide Trust Co FSB c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	Class A Shares; 72,335	11.23%	0.32%

	Subramonian Shankar 5990 Neely Ct. Norcross, GA 30092-1418	Class A Shares; 66,646	10.35%	0.30%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 8,730,434	40.01%	38.86%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 3,201,874	14.67%	14.25%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 1,282,034	5.88%	5.71%

MTB International Equity Fund	Subramonian Shankar 5990 Neely Ct. Norcross, GA 30092-1418	Class A Shares; 74,490	9.69%	0.38%

	SEI Private Trust Co. c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 9,833,898	51.51%	49.52%

	SEI Private Trust Co. c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 3,253,557	17.04%	16.38%

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the WT Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The SEC maintains a website (at http://www.sec.gov) which contains other information about the WT Trust and the MTB Trust.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of this 17th day of November, 2011, by and between the MTB Group of Funds, a Delaware statutory trust (the “MTB Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio, an “MTB Fund” and collectively, the “MTB Funds”), and WT Mutual Fund, a Delaware statutory trust (the “WT Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “WT Fund” and collectively, the “WT Funds”). MTB Investment Advisors, Inc., a Maryland corporation (“MTBIA”), joins this Agreement solely for purposes of paragraphs 1.2(b), 1.2(c), 1.3, 5.1, 6.2, 14.2, 15.5 and Article IX. Rodney Square Management Corporation (“RSMC”), a Delaware corporation, joins this Agreement solely for purposes of paragraphs 1.2(b), 1.2(c), 1.3, 2.5, 5.1, 14.2, 15.6 and Article IX, as applicable.

RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated under Section 368 of the Code. The reorganization will consist of: (i) the transfer of all of the assets, property and goodwill as set forth in paragraph 1.2 of this Agreement (“Assets”) of each WT Fund listed on Exhibit A in exchange for Class I shares, Class A shares, Class S shares and Institutional Class shares, (certain Class A shares and certain Class I shares to be redesignated Select Class shares (hereinafter referred to as “Select Class shares”) and certain Class A shares and certain Class S shares to be redesignated Service Class shares (hereinafter referred to as “Service Class shares”), as applicable (collectively, “MTB Fund Shares”)) of the corresponding MTB Fund set forth opposite of the WT Fund and share class listed on Exhibit A (each such pair of WT Fund and its corresponding MTB Fund, a “Corresponding WT Fund” or “Corresponding MTB Fund” as appropriate); (ii) the assumption by each Corresponding MTB Fund of all of the Liabilities (as defined in paragraph 1.3) of its Corresponding WT Fund; and (iii) the distribution of MTB Fund Shares of each MTB Fund to the holders of Institutional Class shares, Class A shares, Class W shares and Service shares of its Corresponding WT Fund and the complete liquidation of each WT Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each WT Fund is a separate series of the WT Trust, each MTB Fund is a separate series of the MTB Trust and the WT Trust and the MTB Trust are registered open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the WT Funds and the MTB Funds is authorized to issue its respective shares of beneficial interest;

WHEREAS, the following Funds of the MTB Trust (the “MTB Shell Funds”) have been newly organized to acquire the Assets and Liabilities of the corresponding Funds of the WT Trust (the “WT Shell Funds”) and have had no assets and have carried on no business activities prior to the consummation of the Reorganization described herein:

WT Fund	MTB Shell Fund

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund

WHEREAS, the Trustees of the WT Trust have determined that each Reorganization is in the best interests of the WT Trust and each WT Fund and that the interests of the existing shareholders of each WT Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of MTB Trust have determined that each Reorganization is in the best interests of the MTB Trust and each MTB Fund and that the interests of the existing shareholders of each MTB Fund will not be diluted as a result of the Reorganization.

AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

ARTICLE I

TRANSFER OF EACH WT FUND’S ASSETS IN EXCHANGE FOR MTB FUND SHARES, THE ASSUMPTION OF EACH WT FUND’S LIABILITIES AND LIQUIDATION OF EACH WT FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the WT Trust, on behalf of each WT Fund, agrees to assign, deliver and otherwise transfer all of the Assets of each WT Fund, as set forth in paragraph 1.2, to its Corresponding MTB Fund. In exchange, MTB Trust, on behalf of each MTB Fund agrees: (i) to issue and deliver to each WT Fund the number of full and fractional (to the third decimal place) MTB Fund Shares, determined in the manner and as of the time and date set forth in Article II and (ii) to assume all of the Liabilities of each WT Fund as set forth in paragraph 1.3. Holders of Institutional Class shares, Class A shares, Class W shares and Service shares of a WT Fund will receive the Corresponding MTB Fund Shares of its Corresponding MTB Fund as set forth on Exhibit A. Such transactions shall take place at the closing of the Reorganization on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. a) The Assets of each WT Fund to be acquired by its MTB Fund shall consist of all assets, property and goodwill of the WT Fund, including, without limitation, cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable, owned by the WT Fund and any deferred or prepaid expenses shown as an asset on the books of the WT Fund at the Valuation Time as provided for in paragraph 2.1. At and after the Effective Time provided for in paragraph 3.1, all of the Assets of each WT Fund shall become, and be included in, the assets of its Corresponding MTB Fund.

b) At least fifteen business days prior to the Valuation Time, RSMC will provide MTBIA with a schedule of the securities and other assets and liabilities of each WT Fund. Prior to the execution of this Agreement, MTBIA has provided RSMC with a copy of the current investment objective, investment policies, principal investment strategies, and investment restrictions applicable to each MTB Fund, and MTBIA will provide RSMC with a written notice of any changes thereto until the Valuation Time. RSMC reserves the right to sell any of the securities or other assets shown on the schedule of securities for any WT Fund prior to the Valuation Time but will not, without the prior approval of MTBIA, acquire any additional securities other than securities which the Corresponding MTB Fund may purchase in accordance with its stated investment objective and policies.

c) At least ten business days prior to the Valuation Time, MTBIA will advise RSMC of any investments of a WT Fund shown on the WT Fund’s schedule provided pursuant to paragraph (b) which its Corresponding MTB Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to MTBIA in connection with facilitating the orderly transition of a WT Fund’s Assets. Under such circumstances, to the extent practicable, RSMC will, if requested by MTBIA and, to the extent permissible and consistent with a WT Fund’s own investment objectives and policies and the fiduciary duties of RSMC, dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of a WT Fund and its Corresponding MTB Fund, when aggregated, would contain investments exceeding certain percentage limitations to which an MTB Fund is or will be subject with respect to such investments, WT Trust and RSMC will, if requested by MTBIA and, to the extent permissible and consistent with a WT Fund’s own investment objectives and policies and the fiduciary duties of RSMC, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require a WT Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Board of Trustees of the WT Trust or RSMC, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of a WT Fund.

1.3 LIABILITIES TO BE DISCHARGED AND LIABILITIES TO BE ASSUMED. Each WT Fund will use commercially reasonable efforts to identify and discharge all of its known liabilities and obligations (including accrued fees and expenses and payables for securities transactions or for share redemptions) prior to the Closing Date. Each MTB Fund will assume all of the liabilities of its Corresponding WT Fund, whether accrued or contingent, known or unknown, existing at the Valuation Time in connection with the acquisition of the Assets and subsequent liquidation and dissolution of the Corresponding WT Fund, except for the Corresponding WT Fund’s Excluded Liabilities as defined below. In addition, each MTB Fund will not assume any debts, liabilities and obligations of the WT Trust that are not related to its Corresponding WT Fund (with respect to each WT Fund separately, “Liabilities”). If prior to the Closing Date, the MTB Trust or MTBIA identifies a liability that the MTB Trust, WT Trust, MTBIA and RSMC mutually agree should not be assumed by the MTB Trust on behalf of an MTB Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the WT Trust and the MTB Trust at the closing (the “Excluded Liabilities”). Certain liabilities that would otherwise be listed as Excluded Liabilities may be assumed by MTB Trust on behalf of an MTB Fund, subject to such conditions as may be mutually agreed upon between the WT Trust, MTB Trust, MTBIA and RSMC. Notwithstanding the foregoing, no liability of a WT Fund reorganizing into a MTB Shell Fund shall be excluded if in the reasonable judgment of the MTB Trust’s tax counsel such exclusion would prevent a Reorganization from qualifying as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code.

1.4 LIQUIDATION AND DISTRIBUTION. Immediately upon receipt of the MTB Fund Shares issued in accordance with paragraph 1.1, WT Trust, on behalf of each WT Fund, will distribute in complete liquidation of each WT Fund, pro rata to its shareholders of record, determined as of the Valuation Time as defined below (“WT Fund Shareholders”), all of the MTB Fund Shares received by a WT Fund pursuant to paragraph 1.1. As soon after the Closing Date as is conveniently practicable, the WT Trust and each WT Fund will thereupon proceed to deregister and terminate as set forth in paragraph 1.7 below. The distribution of MTB Fund Shares will be accomplished by an instruction, signed by an appropriate officer of WT Trust, to transfer the MTB Fund Shares then credited to each WT Fund’s account on the books and records of MTB Trust established and maintained by MTB Trust’s transfer agent to open accounts on those books and records in the names of the record holders of each class of shares of such WT Fund and representing the respective pro rata number of each class of such MTB Fund Shares due to each such record holder. All issued and outstanding shares of a WT Fund (“WT Fund Shares”) will simultaneously be canceled on the books of the WT Fund, and any of such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the MTB Fund Shares issued to such WT Fund in accordance with paragraph 1.1 above. In addition, each WT Fund Shareholder shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his or her or its shares of such WT Fund at or before the Valuation Time. Each MTB Fund shall not issue certificates in connection with such transfer. After the Closing Date, the WT Fund shall not conduct any business except in connection with its termination or as otherwise required by law or the terms of this Agreement.

1.5 TRANSFER TAXES. Any transfer taxes payable upon the issuance of MTB Fund Shares in a name other than the registered holder of the WT Fund Shares on the books of the WT Fund as of the Valuation Time shall, as a condition of such issuance and transfer, be paid by the person to whom such MTB Fund Shares are to be issued and transferred.

1.6 REPORTING RESPONSIBILITY. Any reporting responsibility of the WT Trust on behalf of a WT Fund including, without limitation, the responsibility for filing of regulatory reports (such as Form N-SAR, Form N-CSR, Rule 24f-2 notice, Form N-Q, Form N-MFP or Form N-PX), tax returns (including Forms 1099), or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commissions, and any federal state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the WT Trust, on behalf of a WT Fund.

1.7 DEREGISTRATION AND TERMINATION. As soon as conveniently practicable after the distribution of MTB Fund Shares pursuant to paragraph 1.4 has been made, if all of the transactions close, WT Trust shall file an application for an order of the Commission pursuant to Section 8(f) of the 1940 Act, declaring that it has ceased to be an investment company and shall take, in accordance with Delaware Law and the 1940 Act and its then current agreement and declaration of trust and by-laws, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the WT Trust and the WT Funds, and deregistration of WT Trust under the 1940 Act.

1.8 BOOKS AND RECORDS. All books and records of a WT Fund, including all books and records required to be maintained under the 1940 Act, and the related rules and regulations, shall be available to an MTB Fund. After the Closing Date, any books and records requested by the MTB Trust shall be turned over to the MTB Trust as soon as practicable following the Closing Date.

1.9 TRANSFER AGENT RECORDS. At such time prior to the Closing Date as the parties mutually agree, the WT Trust on behalf of each WT Fund shall provide (i) instructions and related information to the MTB Trust or its transfer agent with respect to the shareholders of each WT Fund, including names, addresses, taxpayer identification number, dividend reinvestment elections and tax withholding status of the WT Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the WT Fund or its agents relating to the identification and verification of the WT Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the MTB Trust may reasonably request.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Assets to be acquired by an MTB Fund shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as may be mutually agreed upon in writing by an officer of the WT Trust and MTB Trust (the “Valuation Time”) using the valuation procedures set forth in the MTB Trust’s then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value of a share of each class of each WT Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof (in the case of those WT Funds reorganizing into an MTB Fund that is not an MTB Shell Fund), using the valuation procedures described in the then-current prospectus and statement of additional information of an MTB Fund as supplemented from time to time. The net asset value of a corresponding share of each class of each MTB Fund shall be the net asset value computed as of the Valuation Time using the valuation procedures set forth in the MTB Fund’s then-current prospectus and statement of additional information.

2.3 SHARES TO BE ISSUED.

a) The number of MTB Fund Class I shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Reorganization shall be determined by dividing the value of the net assets of a WT non-money market Fund attributable to the respective Institutional Class shares, determined in accordance with the valuation procedures referred to in paragraph 2.2 by the respective net asset value per Class I share, of its Corresponding MTB Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.

b) The number of MTB Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Reorganization shall be determined by dividing the value of the net assets of a WT non-money market Fund attributable to the respective Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.2 by the respective net asset value per Class A share, of its Corresponding MTB Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.

c) The number of MTB Fund Institutional Class shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Reorganization shall be determined by dividing the value of the net assets of a Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund attributable to the respective Institutional shares, determined in accordance with the valuation procedures referred to in paragraph 2.2 by the respective net asset value per Institutional share, of its Corresponding MTB Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.

d) The number of MTB Fund Service Class shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Reorganization shall be determined by dividing the value of the net assets of the Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund attributable to the respective Service shares, determined in accordance with the valuation procedures referred to in paragraph 2.2 by the respective net asset value per Service Class share, of its Corresponding MTB Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.

e) The number of MTB Fund Select Class shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Reorganization shall be determined by dividing the value of the net assets of a WT Money Market Fund (as defined below) attributable to the respective Class W shares (and Institutional Shares in the case of the Wilmington Tax Exempt Money Market Fund), determined in accordance with the valuation procedures referred to in paragraph 2.2 by the respective net asset value per Select Class share, of its Corresponding MTB Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value hereunder shall by made by or under the direction of the respective accounting agent of WT Trust or the MTB Trust in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each respective independent registered public accounting firm of WT Trust or the MTB Trust upon reasonable request of the other party. The WT Trust and the MTB Trust agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities of a WT Fund and its Corresponding MTB Fund.

2.5 NET ASSET VALUE OF MONEY MARKET FUNDS. The net asset values of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund of the WT Trust (the “WT Money Market Funds”), respectively, are based on the amortized cost procedures that have been adopted by the Board of Trustees of the WT Trust. If, for any period from the date of this Agreement up to and including the Valuation Time, the market value per share of a WT Money Market Fund falls below $1.000, the WT Fund shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the WT Trust’s Board of Trustees (a copy of which shall be simultaneously provided to the MTB Trust’s Board of Trustees). To the extent that a WT Money Market Fund has any realized capital losses after the date hereof and prior to the Valuation Time, RSMC will make a contribution to such WT Money Market Fund in an amount equal to such realized capital loss, net of any realized capital gains of such WT Money Market Funds prior to the Valuation Time, unless otherwise mutually agreed upon in writing by the authorized officers of the parties. If the difference between the per share net asset value of any class of a WT Money Market Fund and the corresponding class of its Corresponding MTB Fund equals or exceeds $0.0010 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by MTB Trust, WT Trust or MTB Trust shall have the right to postpone the Effective Time involving such Funds until such time as the per share difference is less than that amount. If such Effective Time is postponed pursuant to the preceding sentence, then the party (and its investment adviser) with the Fund having the per share net asset value of any class (as computed in accordance with the preceding sentence) at the Valuation Time that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of a WT Money Market Fund and the corresponding class of its Corresponding MTB Fund still equals or exceeds $0.0010, then either party shall have the right to terminate the reorganization transaction involving such WT Money Market Fund and its Corresponding MTB Fund.

2.6 PLAN OF RECAPITALIZATION. On or about January 20, 2012, the MTB Trust will implement a plan of recapitalization whereby the share classes of the following MTB Funds will be redesignated as follows:

MTB Fund/ Old Share Class Designation	MTB Fund/ New Share Class Designation
MTB Money Market Fund	MTB Money Market Fund
Class A Shares	Select Class Shares
Class S Shares	Service Class Shares

MTB Government Money Market Fund	MTB U.S. Government Money Market Fund
Class I Shares	Select Class Shares
Class A Shares	Service Class Shares

MTB Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class I Shares	Select Class Shares
Class A Shares	Service Class Shares

(The MTB Money Market Fund, MTB U.S. Government Money Market Fund, and MTB Tax-Free Money Market Fund are hereinafter referred to as the “MTB Money Market Funds”).

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on March 12, 2012, or such other date(s) as an officer of the WT Trust and MTB Trust may agree to in writing (“Closing Date”). All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”). The closing shall be held at the offices of Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, or at such other time and/or place as an officer of the WT Trust and MTB Trust may agree (the “Closing”).

3.2 CUSTODIAN’S CERTIFICATE. The WT Trust, on behalf of each WT Fund, shall direct Wilmington Trust Company (“WTC”), as custodian for the WT Funds, to deliver at the Closing a certificate of an authorized officer of WTC stating that: (a) each WT Fund’s Assets have been delivered in proper form to its Corresponding MTB Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities by a WT Fund. At least three business days prior to the Effective Time, WTC shall present for examination those Assets represented by certificate or other written instrument to those persons who have primary responsibility for the safekeeping of the assets of the MTB Funds at The Bank of New York Mellon, as custodian of MTB Trust on behalf of the MTB Funds. At the Effective Time, WT Trust shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate MTB Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the industry customs. WTC shall deliver to the MTB Trust’s custodian the Assets of each WT Fund as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by the Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the MTB Funds or the WT Funds are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an MTB Fund or a WT Fund is impracticable, the Valuation Time shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) after the day when trading is fully resumed and reporting is restored or such date as may be mutually agreed upon in writing by an officer of the WT Trust and MTB Trust.

3.4 CERTIFICATES. BNY Mellon Investment Services (“BNYMIS”), as transfer agent for the WT Funds as of the Closing Date, shall deliver at the closing a certificate of an authorized officer of BNYMIS stating that its records contain the names and addresses of each WT Fund’s shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Valuation Time. Each MTB Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver a confirmation evidencing the MTB Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the WT Trust that the MTB Fund Shares have been credited as of the Effective Time to each WT Fund’s account on the books of its Corresponding MTB Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officer’s certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

3.5 FAILURE TO DELIVER ASSETS. If a WT Fund is unable to make delivery pursuant to paragraph 3.2 to the custodian for the MTB Fund of any of the Assets of the WT Fund for the reason that any of such Assets have not yet been delivered to it by the WT Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the WT Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by an MTB Fund or its custodian, including brokers’ confirmation slips. The WT Trust shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

3.6 FAILURE OF ONE FUND TO CONSUMMATE THE TRANSACTION. The failure of one WT Fund to consummate the transactions contemplated herein shall not affect the consummation or validity of the Reorganization with respect to any other WT Fund, and the provisions of this Agreement shall be construed to effect this intent.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE WT TRUST. The WT Trust, on behalf of each WT Fund, represents and warrants to the MTB Trust and each MTB Fund as follows:

a) The WT Trust is a statutory trust, duly organized, validly existing, and in good standing under the laws of the State of Delaware. Each WT Fund is a legally designated separate series of the WT Trust.

b) Each WT Fund has the power to own all of its Assets and, subject to shareholder approval, to carry out and consummate the transactions contemplated herein and has all necessary federal, state and local authorizations to carry on its business as such business is now being conducted.

c) The WT Trust is registered as an open-end management investment company under the 1940 Act, and the WT Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect. Each WT Fund is in compliance, in all material respects, with the 1940 Act and the rules and regulations thereunder and the applicable investment policies and restrictions set forth in the WT Fund’s prospectus and statement of additional information.

d) The current prospectus, statement of additional information and shareholder reports (true and correct copies of which have been delivered to the MTB Trust) of each WT Fund and each prospectus, statement of additional information and shareholder report of each WT Fund used since a WT Fund commenced operations conform or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933 (“1933 Act”) and the 1940 Act, and the related rules and regulations, and do not include any untrue statement of material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

e) The WT Trust and each WT Fund are not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will neither result in a violation, of any provision of the WT Trust’s Amended and Restated Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the WT Trust or a WT Fund is a party or by which it is bound nor result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the WT Trust, on behalf of a WT Fund, is a party or by which it is bound.

f) The WT Trust, with respect to each WT Fund, has no material contracts or other commitments that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

g) Except as otherwise disclosed in writing to and accepted by the MTB Trust, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the WT Trust or a WT Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of a WT Fund to carry out the transactions contemplated by this Agreement. Neither the WT Trust nor a WT Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

h) The financial statements of each WT Fund for the fiscal year ended June 30, 2011 have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants (copies of which have been furnished to the MTB Trust) have been prepared in accordance with generally accepted accounting principles, and each set of financial statements fairly reflect the financial condition of each WT Fund as of such date and fairly reflect the results of its operations for the periods covered thereby, and there are no known contingent liabilities of each WT Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in a WT Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by a WT Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the MTB Trust on behalf of an MTB Fund. For purposes of this paragraph (i), a decline in the net asset value of a WT Fund shall not constitute a material adverse change.

j) All federal and other Tax (as defined below) returns and reports of each WT Fund required by law to be filed prior to the date hereof have been duly and timely filed (and all federal and other Tax returns and reports of each WT Fund required by law to be filed from and after the date hereof to the Closing Date will be duly and timely filed), and all such returns and reports accurately state, in all material respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by each WT Fund. Each WT Fund has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each WT Fund as of the Valuation Time will, to the extent required by GAAP, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by each WT Fund for any periods or fiscal years prior to and including the Valuation Time, including all Taxes imposed before or after the Valuation Time that are attributable to any such period or fiscal year. To the best of the WT Trust’s knowledge, no such return is currently under audit by the Internal Revenue Service or by any state or local taxing authority; no assessment has been asserted or proposed with respect to such returns; and there are no levies, liens or other encumbrances related to Taxes existing, threatened or pending with respect to the Assets of each WT Fund. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

k) All issued and outstanding shares of each WT Fund are duly and validly issued and outstanding, fully paid and non-assessable by each WT Fund and were offered for sale and sold in conformity with applicable federal and state securities laws, rules and regulations. All of the issued and outstanding shares of each WT Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of each WT Fund’s transfer agent as provided in paragraph 3.4. Each WT Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of a WT Fund Shares, and has no outstanding securities convertible into any of a WT Fund Shares. WT Trust has no share certificates outstanding.

l) At the Closing Date, each WT Fund will have good and marketable title to its Assets to be transferred to its Corresponding MTB Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the MTB Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of Delaware, each MTB Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by an MTB Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the WT Trust and each WT Fund. Subject to approval by the particular WT Fund Shareholders and assuming due authorization, execution and delivery by the MTB Trust, this Agreement constitutes a valid and binding obligation of the WT Trust and each WT Fund, enforceable in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

n) The information to be furnished by each WT Fund for use in the combined proxy statement/prospectus and related statement of additional information on Form N-14 relating to the Reorganization (“N-14 Registration Statement”) and other documents related to the Reorganization that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities laws and regulations and will not contain any untrue statement of material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) Each WT Fund has elected to be taxed as and for each taxable year of its operation has qualified as a “regulated investment company” under the Code (a “RIC”); has been a RIC under the Code at all times since it commenced operations; and qualifies and will continue to qualify as a RIC under the Code, in the case of a WT Fund that is not a WT Shell Fund, through the period ending upon its liquidation or, in the case of a WT Shell Fund, through the Closing Date; and has computed and will compute its federal income tax under Section 852 of the Code for all such taxable years. Each WT Fund has not at any time since its inception been liable for nor is it now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each WT Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the WT Trust, for itself and on behalf of each WT Fund, or the performance of the Agreement by the WT Trust and each WT Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of each WT Fund as described in paragraph 5.2.

q) As of the date hereof, except as previously disclosed to the MTB Trust in writing, and except as have been corrected as required by applicable law, and to the best of each WT Fund’s knowledge, there have been no material miscalculations of the net asset value of a WT Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

r) The WT Trust, on behalf of each WT Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects.

s) The WT Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

t) The books and records of each WT Fund, including, without limitation, FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (the “FIN 48 Work Papers”), made available to its Corresponding MTB Fund and/or its counsel and authorized agents are true and correct in all material respects and contain no material omissions with respect to the business and operations of each WT Fund.

u) No WT Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

v) There is no inter-corporate indebtedness existing between a WT Fund and the Corresponding MTB Fund that was issued, acquired, or will be settled at a discount.

4.2 REPRESENTATIONS OF THE MTB TRUST. The MTB Trust, on behalf of each MTB Fund, represents and warrants to the WT Trust and each WT Fund as follows:

a) The MTB Trust is a statutory trust, duly organized, validly existing, and in good standing under the laws of the State of Delaware. Each MTB Fund is a legally designated, separate series of the MTB Trust.

b) Each MTB Fund has the power to own all of its Assets and to carry out and consummate the transactions contemplated herein and has all necessary federal, state and local authorizations to carry on its business as such business is now being conducted.

c) The MTB Trust is registered as an open-end management investment company under the 1940 Act, and the MTB Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect. Each MTB Fund is in compliance, in all material respects, with the 1940 Act and the rules and regulations thereunder and the applicable investment policies and restrictions set forth in the MTB Fund’s prospectus and statement of additional information.

d) The current prospectus, statement of additional information and shareholder reports (true and correct copies of which have been delivered to the WT Trust) of each MTB Fund (other than the MTB Shell Funds) and each prospectus, statement of additional information and shareholder report of each MTB Fund (other than the MTB Shell Funds) used since an MTB Fund commenced operations conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the related rules and regulations, and do not include any untrue statement of material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

e) The prospectus and statement of additional information of each MTB Shell Fund filed with the Commission on September 15, 2011 and the prospectus and statement of additional information of each money market fund of the MTB Trust that relate to the creation of the new Institutional Class shares filed with the Commission on October 21, 2011 each pursuant to Rule 485(a)(2) under the 1933 Act as part of the MTB Trust’s registration statement on Form N-1A, which will become effective prior to the Closing Date, as of its effective date, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the related rules and regulations, and as of its effective date, will not include any untrue statement of material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

f) The N-14 Registration Statement, other than as it relates to each WT Fund and the WT Trust and their service providers, will, on the effective date of the N-14 Registration Statement, through the time of the special meeting of the shareholders of each WT Fund to consider and act upon this Agreement, and on the Closing Date, (a) comply in all materials respects with the applicable provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the WT Trust or a WT Fund or their agents.

g) The MTB Trust and each MTB Fund are not in violation, and the execution, delivery, and performance of this Agreement will neither result in a violation, of any provision of the MTB Trust’s Amended and Restated Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the MTB Trust or the MTB Fund is a party or by which it is bound nor result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the MTB Trust, on behalf of an MTB Fund, is a party or by which it is bound.

h) Except as otherwise disclosed in writing to and accepted by the WT Trust, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the MTB Trust or an MTB Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of an MTB Fund to carry out the transactions contemplated by this Agreement. Neither the MTB Trust nor an MTB Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

i) The financial statements of each MTB Fund (other than an MTB Shell Fund) for the fiscal year ended April 30, 2011 have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants (copies of which have been furnished to the WT Trust) have been prepared in accordance with generally accepted accounting principles, and each set of financial statements fairly reflect the financial condition of each MTB Fund as of such date and fairly reflect the results of its operations for the periods covered thereby, and there are no known contingent liabilities of each MTB Fund as of such date that are not disclosed in such statements.

j) Since the date of the financial statements referred to in paragraph (i) above, there have been no material adverse changes in an MTB Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by an MTB Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the WT Trust, on behalf of a WT Fund. For purposes of this paragraph (j), a decline in the net asset value of an MTB Fund shall not constitute a material adverse change.

k) All federal and other Tax returns and reports of each MTB Fund required by law to be filed prior to the date hereof have been duly and timely filed (and all federal and other Tax returns and reports of each MTB Fund required by law to be filed from and after the date hereof to the Closing Date will be duly and timely filed), and all such returns and reports accurately state, in all material respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by each MTB Fund. Each MTB Fund has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each MTB Fund as of the Valuation Time will, to the extent required by GAAP, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by each MTB Fund for any periods or fiscal years prior to and including the Valuation Time, including all Taxes imposed before or after the Valuation Time that are attributable to any such period or fiscal year. To the best of the MTB Trust’s knowledge, no such return is currently under audit by the Internal Revenue Service or by any state or local taxing authority; no assessment has been asserted or proposed with respect to such returns; and there are no levies, liens or other encumbrances related to Taxes existing, threatened or pending with respect to the Assets of each MTB Fund.

l) Except as noted in (m) below for the MTB Shell Funds and the Institutional Class of the MTB Money Market Funds, all issued and outstanding shares of each MTB Fund are duly and validly issued and outstanding, fully paid and non-assessable by each MTB Fund and were offered for sale and sold in conformity with applicable federal and state securities laws, rules and regulations. All of the issued and outstanding shares of each MTB Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of each MTB Fund’s transfer agent as provided in paragraph 3.4. Each MTB Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of an MTB Fund Shares, and has no outstanding securities convertible into any of an MTB Fund Shares. MTB Trust has no share certificates outstanding.

m) Shares of each MTB Shell Fund and the Institutional Class of the MTB Money Market Funds to be issued and delivered to its Corresponding WT Fund for the account of its shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued, and will be fully paid and non-assessable and no shareholder of the MTB Trust will have any preemptive right to subscription or purchase in respect thereof.

n) The MTB Shell Funds were formed for the purpose of effecting the Reorganization and, prior to the Closing Date, will have not commenced operations or carried on any business activity, will have had no assets or liabilities and will have no issued or outstanding shares other than as described in paragraph 6.2 of this Agreement.

o) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the MTB Trust and each MTB Fund, and assuming due authorization, execution and delivery by the WT Trust, this Agreement constitutes a valid and binding obligation of the MTB Trust and each MTB Fund, enforceable in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

p) The information to be furnished by each MTB Fund for use in the N-14 Registration Statement, and other documents related to the Reorganization that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities laws and regulations and will not contain any untrue statement of material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

q) Except as noted in (r) below with respect to the MTB Shell Funds, each MTB Fund, has elected to be taxed as, and for each taxable year of its operation has qualified as a RIC; has been a RIC under the Code at all times since it commenced operations; and qualifies and will continue to qualify as a RIC under the Code through the period ending upon its liquidation; and has computed and will compute its federal income tax under Section 852 of the Code for all such taxable years. Each MTB Fund has not at any time since its inception been liable for nor is it now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each MTB Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

r) Each MTB Shell Fund intends to elect and qualify as a RIC under the Code and will continue to qualify as a RIC through the end of its first taxable year, and is or will be a fund that is treated as a separate corporation under Section 851(g) of the Code. Each MTB Shell Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

s) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the MTB Trust, for itself and on behalf of each MTB Fund, or the performance of the Agreement by the MTB Trust and each MTB Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

t) As of the date hereof, except as previously disclosed to the WT Trust in writing, and except as have been corrected as required by applicable law, and to the best of each MTB Fund’s knowledge, there have been no material miscalculations of the net asset value of an MTB Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

u) The MTB Trust, on behalf of each MTB Fund, has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects; and

v) MTB Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

w) No MTB Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

x) There is no inter-corporate indebtedness existing between a WT Fund and the Corresponding MTB Fund that was issued, acquired, or will be settled at a discount.

ARTICLE V

COVENANTS OF THE FUNDS

5.1 OPERATION IN ORDINARY COURSE. Each MTB Fund and each WT Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and such selling and purchasing of securities and other changes as are contemplated by the WT Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. In order to facilitate the transfer of Assets at the Effective Time, MTBIA may request in writing that RSMC use its commercially reasonable best efforts to limit or cease portfolio trading on behalf of a WT Fund for a period of up to three days prior to the Valuation Time. RSMC agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of a WT Fund and consistent with fulfilling its fiduciary obligations as an investment adviser.

5.2 APPROVAL OF SHAREHOLDERS. The WT Trust will call a special meeting of the shareholders of each WT Fund to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. In the event that insufficient votes are received from WT Fund Shareholders, the meeting may be adjourned as permitted under the WT Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws and applicable law in order to permit further solicitation of proxies.

5.3 INVESTMENT REPRESENTATION. Each WT Fund covenants that the MTB Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The WT Trust and each WT Fund will assist the MTB Trust and each MTB Fund in obtaining such information as the MTB Fund and each MTB Fund reasonably requests concerning the beneficial ownership of the shares of a WT Fund.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, an MTB Fund and WT Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. Without limiting the foregoing, the WT Trust and the WT Fund will assist MTB Trust and each MTB Fund and MTBIA in obtaining any books and records of the WT Funds from their service providers. In addition, the WT Trust and each WT Fund and the MTB Trust and each MTB Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any Tax position.

5.6 TAX DOCUMENTATION. The WT Trust will at or prior to the Closing provide the MTB Trust with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a WT Fund to its Corresponding MTB Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number and percentage (to three decimal places) of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with a WT Fund with respect to each shareholder, for all of the shareholders of record of a WT Fund as of the Valuation Time, who are to become holders of an MTB Fund as a result of the transfer of Assets (the “WT Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) if reasonably requested by the MTB Trust in writing, all FIN 48 Workpapers, and (4) if reasonably requested by the MTB Trust in writing, the Tax books and records of a WT Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing Date. Additionally, if reasonably requested by the MTB Trust in writing, the WT Trust and each WT Fund shall furnish MTB Trust on behalf of each MTB Fund, in such form as is reasonably satisfactory to the MTB Trust, a statement of the earnings and profits and of any capital loss carryovers and other items of the WT Fund for federal income tax purposes that will be carried over by the MTB Fund as a result of Sections 381 through 384 of the Code.

5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The MTB Trust will draft and file with the Commission, the N-14 Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the N-14 Registration Statement and related materials. If, at any time prior to the Effective Time, a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Upon effectiveness of the N-14 Registration Statement, WT Trust on behalf of each WT Fund will cause the combined proxy statement and prospectus to be delivered to each WT Fund’s shareholders entitled to vote on this Agreement and transactions contemplated herein in accordance with the WT Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws.

5.8 FINAL DIVIDEND. On or before the Closing Date, unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, each WT Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (i) all of a WT Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a WT Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a WT Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

5.9 TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the WT Trust, the MTB Trust, a WT Fund nor an MTB Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Stradley Ronon Stevens & Young, LLP to render the tax opinion contemplated in the Agreement.

5.10 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, each of the WT Trust and a WT Fund shall make available to the MTB Trust’s officers and agents all books and records of the WT Trust relating to a WT Fund.

5.11 REASONABLE BEST EFFORTS. Each of the WT Trust, a WT Fund, the MTB Trust and the MTB Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The MTB Trust, on behalf of each MTB Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state Blue Sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE WT FUND

6.1 PERFORMANCE OF OBLIGATIONS. The obligations of the WT Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the MTB Fund of all the obligations to be performed by the MTB Fund pursuant to this Agreement on or before the Closing Date.

6.2 INITIAL SHAREHOLDER. Prior to the Closing Date, (a) the Trustees of the MTB Trust, on behalf of an MTB Shell Fund, shall have authorized the issuance of and the MTB Shell Fund shall have issued one share to MTBIA in consideration of the payment of $10.00, (b) MTBIA shall have, among other things, approved as the sole initial shareholder (i) the Investment Advisory Agreement between the MTB Trust, on behalf of the MTB Shell Funds, and RSMC (ii) the Investment Sub-Advisory Agreements among the MTB Trust, on behalf of the MTB Shell Funds, RSMC and MTBIA and (iii) the Investment Sub-Advisory Agreements among the MTB Trust, RSMC and certain third-party sub-advisors; and (c) immediately prior to or contemporaneously with the consummation of the transactions described in this Agreement, the share of an MTB Shell Fund acquired by MTBIA has been or is redeemed for $10.00.

6.3 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of the MTB Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The MTB Trust shall have delivered to the WT Trust on the Closing Date a certificate executed in the MTB Trust’s name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the WT Trust and dated as of the Closing Date, to such effect and as to such other matters as the WT Trust shall reasonably request.

6.4 CORPORATE DOCUMENTS. The MTB Trust, on behalf of each MTB Fund, also shall have delivered (or caused to be delivered) to the WT Trust on behalf of a WT Fund, the following documents: an assumption of liabilities, treasurer’s certificate, secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, tax representation certificates, and any opinion, certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement. A facsimile signature of an officer of the MTB Fund on any of the foregoing corporate documents listed in this paragraph shall have the same effect as if executed in the original by such officer.

6.5 CORPORATE OPINION. The MTB Trust, on behalf of each MTB Fund, shall have received on the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP, counsel to the MTB Trust, in a form reasonably satisfactory to the WT Trust, and dated as of the Closing Date, which opinion may rely on a separate opinion of local counsel to the extent it relates to the laws of the State of Delaware, to the effect that:

a) The MTB Trust is a Delaware statutory trust, duly organized, validly existing and in good standing under Delaware law. The MTB Trust has the power to own its properties and conduct its business as a registered investment company. Each MTB Fund is a separate series of the MTB Trust that has been duly classified and designated in accordance with the applicable provisions of the MTB Trust’s Amended and Restated Agreement and Declaration of Trust;

b) The MTB Fund Shares to be delivered to the WT Trust as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by the MTB Trust and no shareholder of the MTB Trust has any preemptive right to subscription or purchase in respect thereof;

c) The MTB Trust is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect;

d) To such counsel’s knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an MTB Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

e) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the MTB Trust and, assuming due authorization, execution and delivery of this Agreement by the WT Trust, this Agreement constitutes a valid and binding obligation of the MTB Trust, on behalf of each MTB Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles (whether considered in a proceeding in equity or at law);

f) To the knowledge of such counsel, except as has been disclosed in writing to the Trust, no litigation or administrative proceedings or investigation of or before any court or governmental body is presently pending as to an MTB Fund or any of its properties or assets or any person whom an MTB Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and an MTB Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby; and

g) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the MTB Trust’s Amended and Restated Agreement and Declaration of Trust or By-Laws or in a violation of any provision of any material agreement (known to such counsel) to which the MTB Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the MTB Trust is a party or by which it is bound.

6.6 DUE DILIGENCE. The WT Trust shall have completed to its satisfaction its review of the MTB Fund’s books and records.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MTB FUND

7.1 PERFORMANCE OF OBLIGATIONS. The obligations of the MTB Funds to consummate the transactions provided for herein shall be subject, at its election, to the performance by the WT Fund of all the obligations to be performed by the WT Fund pursuant to this Agreement on or before the Closing Date.

7.2 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of a WT Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The WT Trust shall have delivered to the MTB Trust on the Closing Date a certificate executed in the WT Trust’s name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the MTB Trust and dated as of the Closing Date, to such effect and as to such other matters as the MTB Trust shall reasonably request.

7.3 STATEMENT OF ASSETS AND LIABILITIES. The WT Trust, on behalf of each WT Fund, shall have delivered to the MTB Trust, on behalf of its Corresponding MTB Fund a statement of the WT Fund’s Assets and Liabilities, together with a list of the WT Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer of the Trust.

7.4 CORPORATE DOCUMENTS. The WT Trust, on behalf of a WT Fund, also shall have delivered (or caused to be delivered) to the MTB Trust, on behalf of an MTB Fund, (i) such bills of sale, assignment certificates, and other instruments of transfer as the MTB Trust may reasonably deem necessary or desirable to transfer to a Corresponding MTB Fund of a WT Fund all of the right, title and interest of such WT Fund in and to the respective Assets of such WT Fund and (ii) the following other documents: treasurer’s certificate, secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, tax representation certificates, and any opinion, certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement. A facsimile signature of an officer of the MTB Trust on any of the foregoing corporate documents listed in this paragraph shall have the same effect as if executed in the original by such officer.

7.5 CORPORATE OPINION. The WT Trust, on behalf of each WT Fund, shall have received on the Closing Date an opinion of Pepper Hamilton LLP, counsel to the WT Trust, in a form reasonably satisfactory to the MTB Trust, and dated as of the Closing Date, to the effect that:

a) The WT Trust is a Delaware statutory trust, duly organized, validly existing and in good standing under Delaware law. The WT Trust has the power to own its properties and conduct its business as a registered investment company. Each WT Fund is a separate series of the WT Trust that has been duly classified and designated in accordance with the applicable provisions of the WT Trust’s Amended and Restated Agreement and Declaration of Trust;

b) The WT Trust is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect;

c) To such counsel’s knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by a WT Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

d) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the WT Trust and, assuming due authorization, execution and delivery of this Agreement by the MTB Trust, this Agreement constitutes a valid and binding obligation of the

WT Trust, on behalf of a WT Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles (whether considered in a proceeding in equity or at law);

e) To the knowledge of such counsel, except as has been disclosed in writing to the MTB Trust, no litigation or administrative proceedings or investigation of or before any court or governmental body is presently pending as to a WT Fund or any of its properties or assets or any person whom a WT Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and a WT Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby; and

f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the WT Trust’s Amended and Restated Agreement and Declaration of Trust or By-Laws or in a violation of any provision of any material agreement (known to such counsel) to which the WT Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the WT Trust is a party or by which it is bound.

7.6 DUE DILIGENCE. The MTB Trust shall have completed to its satisfaction its review of the WT Fund’s books and records.

7.7 CLOSING DOCUMENTS. MTB Trust shall have received at the Closing: (i) a certificate of an authorized signatory of WTC, as custodian for the WT Trust, stating that the Assets of each WT Fund have been delivered to the MTB Trust on behalf of each MTB Fund; (ii) a certificate of an authorized signatory from The Bank of New York Mellon as custodian for the MTB Trust, stating that the Assets of each WT Fund have been received; (iii) a statement of the respective tax basis of all investments to be transferred by a WT Fund to its Corresponding MTB Fund; (iv) the WT Fund Shareholder Documentation; (v) the AML Documentation; (vi) if requested, all FIN 48 Work Papers; (vii) if requested, the Tax books and records of each WT Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date; and (viii) if requested, a statement of earnings and profits as provided in paragraph 5.6.

7.8 SERVICE PROVIDER AGREEMENTS. The agreements of the WT Trust, on behalf of each WT Fund, with each of its service providers shall have terminated on or prior to the Closing Date with respect to each WT Fund in compliance with their termination provisions, and the WT Trust and MTB Trust have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

WT TRUST AND MTB TRUST

If any of the conditions set forth below do not exist on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 BOARD APPROVAL. The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the MTB Trust, on behalf of each MTB Fund and by the Board of Trustees of the WT Trust on behalf of each WT Fund, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary, Assistant Secretary or an equivalent officer.

8.2 SHAREHOLDER VOTE. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each WT Fund in accordance with applicable law and the provisions of the WT Trust’s Amended and Restated Agreement and Declaration of Trust and By-Laws. Certificates evidencing such approval shall have been delivered to the MTB Trust. Notwithstanding anything herein to the contrary, neither the WT Trust nor the MTB Trust may waive the conditions set forth in this paragraph 8.2 with respect to the Reorganization.

8.3 ORDERS AND PROCEEDINGS. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4 CONSENTS. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an MTB Fund or a WT Fund, provided that either party hereto may waive any such conditions for itself.

8.5 EFFECTIVE N-14 REGISTRATION STATEMENT. The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6 EFFECTIVE MTB SHELL FUND REGISTRATION STATEMENT. The registration statements of the MTB Trust with respect to each MTB Shell Fund and the Institutional Class of the MTB Money Market Funds referred to in paragraphs 4.2(e) of this Agreement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the MTB Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7 TAX OPINION. The parties shall have received an opinion of Stradley Ronon Stevens & Young, LLP substantially to the effect that for federal income tax purposes, with respect to each MTB Fund and its corresponding WT Fund:

a) The acquisition by the MTB Fund of all of the assets of the WT Fund in exchange for MTB Fund Shares and the assumption by the MTB Fund of all of the liabilities of the WT Fund, followed by the distribution by the WT Fund to its shareholders of the MTB Fund Shares in complete liquidation of the WT Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the WT Fund and the MTB Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the WT Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the MTB Fund in exchange solely for MTB Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

c) No gain or loss will be recognized by the MTB Fund upon the receipt by it of all of the assets of the WT Fund in exchange solely for the assumption of the liabilities of the WT Fund and issuance of the MTB Fund Shares pursuant to Section 1032(a) of the Code.

d) No gain or loss will be recognized by the WT Fund upon the distribution of the MTB Fund Shares by the WT Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

e) The tax basis of the assets of the WT Fund received by the MTB Fund will be the same as the tax basis of such assets to the WT Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

f) The holding periods of the assets of the WT Fund in the hands of the MTB Fund will include the periods during which such assets were held by the WT Fund pursuant to Section 1223(2) of the Code.

g) No gain or loss will be recognized by the shareholders of the WT Fund upon the exchange of all of their WT Fund Shares for the MTB Fund Shares pursuant to Section 354(a) of the Code.

h) The aggregate tax basis of the MTB Fund Shares to be received by each shareholder of the WT Fund will be the same as the aggregate tax basis of WT Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

i) The holding period of MTB Fund Shares received by a shareholder of the WT Fund will include the holding period of the WT Fund Shares exchanged therefor, provided that the shareholder held WT Fund Shares as a capital asset on the Closing Date of the Reorganization pursuant to Section 1223(1) of the Code.

j) For purposes of Section 381 of the Code, either: (i) the MTB Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the WT Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) the MTB Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of the WT Fund described in Section 381(c) of the Code as if there had been no Reorganization.

Such opinion shall be based on customary assumptions and such representations as Stradley Ronon Stevens & Young, LLP may reasonably request, and the WT Trust and MTB Trust will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on an MTB Fund, WT Fund or any WT Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the WT Trust nor the MTB Trust may waive the conditions set forth in this paragraph 8.7.

ARTICLE IX

EXPENSES

Neither WT Trust nor MTB Trust will bear any fees or expenses in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between RSMC and MTBIA (or any affiliate thereof). The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transaction provided for herein.

ARTICLE X

ENTIRE AGREEMENT; TERMINATION OF WARRANTIES

10.1 The parties agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing Date shall survive the Closing Date.

ARTICLE XI

TERMINATION; WAIVERS

This Agreement may be terminated by the mutual agreement of the WT Trust and the MTB Trust. In addition, either the WT Trust or the MTB Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party’s Board of Trustees, that the consummation of the transactions contemplated herein is not in the best interest of the WT Trust or the MTB Trust, respectively, and notice is given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the WT Trust, the WT Funds, the MTB Trust, the MTB Funds or their respective Trustees or officers, to the other party or its Trustees or officers.

In the event of a termination under (a) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraphs 8.2 and 8.7) may be waived by either the WT Trust or the MTB Trust (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the WT Trust and the MTB Trust; provided, however, that following the meeting of the WT Fund Shareholders called by a WT Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of MTB Fund Shares to be issued to the WT Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval and further provided, that the officers of the WT Trust and the MTB Trust may change the Valuation Time, Effective Time and Closing Date through an agreement in writing without additional specific authorization by their respective Board of Trustees.

ARTICLE XIII

NOTICES

13.1 All notices and other communications required or permitted to be given hereunder shall be in writing and shall be deemed given if delivered personally, transmitted by facsimile (and telephonically confirmed), mailed by registered or certified mail with postage prepaid and return receipt requested, or sent by commercial overnight courier, courier fees prepaid (if available; otherwise, by the next best class of service available), to the parties at the following address:

a)	if to the WT Trust or a WT Fund, to it at:

WT Mutual Fund

Wilmington Trust Company

1100 North Market Street

Wilmington, Delaware 19890

Attn: John J. Kelley

with a copy (which shall not constitute notice) to:

Joseph V. Del Raso, Esq.

Pepper Hamilton, LLP

3000 Two Logan Square

Philadelphia, Pennsylvania 19103

b)	if to the MTB Trust, to it at:

MTB Group of Funds

100 East Pratt Street, 17th Floor

Baltimore, Maryland 21202

Attn: Michael Daniels

with a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, D.C. 20036

Attn: Alison Fuller, Esq.

or to such other person or address as any party shall specify by notice in writing to the other parties in accordance with this paragraph. All such notices or other communications shall be deemed to have been received on the date of the personal delivery or on the third business day after the mailing or dispatch thereof; provided that notice of change of address shall be effective only upon receipt.

ARTICLE XIV

PUBLICITY; CONFIDENTIALITY

14.1 PUBLICITY. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

14.2 CONFIDENTIALITY. The parties, (for purposes of this paragraph 14.2, the “Protected Persons”) will hold, and will cause their officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, the parties agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE XV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

15.1 HEADINGS. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to the conflict of laws rules of that or any other jurisdiction.

15.4 SUCCESSORS AND ASSIGNMENTS. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 WT TRUST. The name “WT Mutual Fund” is the designation of the Trustees for the time being under an Amended and Restated Agreement and Declaration of Trust dated May 28, 2009, as amended from time to time, and all persons dealing with the WT Trust or each WT Fund must look solely to the property of the WT Trust or a WT Fund for the enforcement of any claims as none of its Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the WT Trust. No portfolio of the WT Trust shall be liable for any claims against any other portfolio of the WT Trust. Each MTB Fund, the MTB Trust and MTBIA specifically acknowledge and agree that any liability of the WT Trust under this Agreement with respect to a WT Fund, or in connection with the transactions contemplated herein with respect to a WT Fund, shall be discharged only out of the assets of a particular WT Fund and that no other portfolio of the WT Trust shall be liable with respect thereto.

15.6 MTB TRUST. The name “MTB Group of Funds” is the designation of the Trustees for the time being under an Amended and Restated Agreement and Declaration of Trust dated August 8, 2000, as amended from time to time, and all persons dealing with the MTB Trust or an MTB Fund must look solely to the property of the MTB Trust or an MTB Fund for the enforcement of any claims as none of its Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the MTB Trust. No portfolio of the MTB Trust shall be liable for any claims against any other portfolio of the MTB Trust. Each WT Fund, the WT Trust and RSMC specifically acknowledge and agree that any liability of the MTB Trust under this Agreement with respect to an MTB Fund of the MTB Trust, or in connection with the transactions contemplated herein with respect to an MTB Fund, shall be discharged only out of the assets of the particular MTB Fund and that no other portfolio of the MTB Trust shall be liable with respect thereto.

[Signature pages follow]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

WT MUTUAL FUND

By:
John J. Kelley
President

MTB GROUP OF FUNDS

By:
Timothy L. Brenner
President

MTB INVESTMENT ADVISORS, INC.
(solely with respect to paragraphs 1.2(b), 1.2(c), 1.3, 5.1, 6.2, 14.2, and 15.5 and Article IX).

By:
[Name]
[Title]

RODNEY SQUARE MANAGEMENT CORP.
(solely with respect to paragraphs 1.2(b), 1.2(c), 1.3, 2.5, 5.1, 14.2, and 15.6 and Article IX).

By:
[Name]
[Title]

Exhibit A

Fund and Share Class	Fund and Share Class
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)
Service Shares	Class S Shares (to be redesignated Service Class Shares)

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)
Service Shares	Class A Shares (to be redesignated Service Class Shares)

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)
W Shares	Class I Shares (to be redesignated Select Class Shares)

Wilmington Broad Market Bond Fund	MTB Income Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
Institutional Shares	Class I Shares
A Shares	Class A Shares

APPENDIX B

Financial Highlights of Certain Acquiring Funds

Below are the financial highlights tables of the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and MTB International Equity Fund. The financial highlights are intended to help you understand the financial performance of an MTB Fund’s Class A Shares, Class I Shares, and/or Class S Shares, as applicable, for the six-months ended October 31, 2011 and the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. Except for the financial highlights for the six months ended October 31, 2011 which are unaudited, the information in the tables below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the MTB Funds’ audited financial statements, are included in the April 30, 2011 Annual Reports of the Trust, which are available upon request.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.041	0.046

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.041)	(0.046)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.011)	(0.041)	(0.046)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(a)	0.01%		0.01%		0.02%		1.13%	4.14%	4.72%
Net Assets, End of Period (000’s)	$325,958		$345,931		$459,497		$630,429	$837,674	$740,486
Ratios to Average Net Assets
Gross Expense	0.75	%(e)	0.75%		0.77%		0.76%	0.75%	0.78%
Net Expenses(b)	0.16	%(e)	0.28%		0.29%		0.67%	0.67%	0.63%
Net Investment Income	0.01	%(e)	0.01%		0.02%		1.20%	3.97%	4.62%

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND – (continued)

CLASS S SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.009	0.038	0.043

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.009)	(0.038)	(0.043)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.009)	(0.038)	(0.043)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(a)	0.01%		0.01%		0.02%		0.92%	3.88%	4.40%
Net Assets, End of Period (000’s)	$7,877		$5,870		$12,826		$30,423	$62,025	$61,091
Ratios to Average Net Assets
Gross Expense	1.00	%(e)	1.00%		1.02%		1.00%	1.00%	1.03%
Net Expenses(b)	0.16	%(e)	0.28%		0.34%		0.88%	0.92%	0.93%
Net Investment Income	0.02	%(e)	0.01%		0.03%		1.07%	3.75%	4.33%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.038	0.044

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.038)	(0.044)
Return of Capital	—		(0.000	)(c)	(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.011)	(0.038)	(0.044)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(a)	0.01%		0.01%		0.02%		1.14%	3.97%	4.53%
Net Assets, End of Period (000’s)	$29,990		$35,561		$35,502		$42,427	$26,789	$23,755
Ratios to Average Net Assets
Gross Expense	0.97	%(e)	0.98%		1.00%		0.99%	0.99%	1.01%
Net Expenses(b)	0.12	%(e)	0.25%		0.30%		0.73%	0.70%	0.72%
Net Investment Income	0.01	%(e)	0.01%		0.02%		0.97%	3.77%	4.67%

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.041	0.047

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.041)	(0.047)
Return of Capital	—		(0.000	)(c)	(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.001)		(0.000)		(0.013)	(0.041)	(0.047)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(a)	0.01%		0.01%		0.02%		1.34%	4.20%	4.83%
Net Assets, End of Period (000’s)	$319,189		$355,506		$496,004		$1,394,758	$2,196,947	$1,420,028
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%		0.75%		0.73%	0.73%	0.76%
Net Expenses(b)	0.13	%(e)	0.26%		0.32%		0.48%	0.45%	0.45%
Net Investment Income	0.01	%(e)	0.01%		0.02%		1.38%	3.97%	4.74%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS I SHARES(f)	2011(d)		2011		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001	0.014	0.028	0.031
Net Realized and Unrealized Gain (Loss)	—		—		—	—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.001	0.014	0.029	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)	(0.014)	(0.029)	(0.031)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(a)	0.01%		0.03%		0.09%	1.40%	2.88%	3.19%
Net Assets, End of Period (000’s)	$89,017		$108,802		$83,916	$180,584	$70,133	$41,617
Ratios to Average Net Assets
Gross Expense	0.81	%(e)	0.83%		0.78%	0.78%	0.90%	0.84%
Net Expenses(b)	0.26	%(e)	0.39%		0.41%	0.42%	0.39%	0.41%
Net Investment Income	0.01	%(e)	0.03%		0.10%	1.14%	2.75%	3.13%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2011(e)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.76		$10.63	$9.96	$9.97	$9.81	$9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.12		0.34	0.43	0.41	0.40	0.42
Net Realized and Unrealized Gain (Loss)	0.13		0.24	0.68	(0.00)	0.16	0.17

Total Income (Loss) From Operations	0.25		0.58	1.11	0.41	0.56	0.59

Less Distributions From:
Net Investment Income	(0.14)		(0.35)	(0.44)	(0.42)	(0.40)	(0.42)
Net Realized Gains	—		(0.10)	—	—	—	—

Total Distributions	(0.14)		(0.45)	(0.44)	(0.42)	(0.40)	(0.42)

Net Asset Value, End of Period	$10.87		$10.76	$10.63	$9.96	$9.97	$9.81

Total Return(a)	2.31%		5.51%	11.33%	4.20%	5.85%	6.19%
Net Assets, End of Period (000’s)	$7,634		$6,744	$5,777	$2,619	$1,495	$1,455
Ratios to Average Net Assets
Gross Expense	1.43	%(d)	1.43%	1.41%	1.35%	1.36%	1.36%
Net Expenses(b)	1.01	%(d)	1.01%	0.87%	0.78%	0.85%	0.95%
Net Investment Income	2.23	%(d)	3.18%	4.23%	4.22%	4.12%	4.23%
Portfolio Turnover Rate	225	%(f)	485%	164%	191%	279%	189%

CLASS I SHARES(g)	2011(e)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.77		$10.64	$9.96	$9.97	$9.81	$9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.14		0.38	0.47	0.43	0.42	0.44
Net Realized and Unrealized Gain (Loss)	0.13		0.24	0.67	(0.01)	0.16	0.17

Total Income (Loss) From Operations	0.27		0.62	1.14	0.42	0.58	0.61

Less Distributions From:
Net Investment Income	(0.16)		(0.39)	(0.46)	(0.43)	(0.42)	(0.44)
Net Realized Gains	—		(0.10)	—	—	—	—

Total Distributions	(0.16)		(0.49)	(0.46)	(0.43)	(0.42)	(0.44)

Net Asset Value, End of Period	$10.88		$10.77	$10.64	$9.96	$9.97	$9.81

Total Return(a)	2.49%		5.96%	11.62%	4.35%	6.01%	6.42%
Net Assets, End of Period (000’s)	$102,688		$107,625	$122,553	$126,742	$178,343	$195,560
Ratios to Average Net Assets
Gross Expense	1.17	%(d)	1.17%	1.15%	1.09%	1.11%	1.11%
Net Expenses(b)	0.66	%(d)	0.66%	0.63%	0.63%	0.70%	0.73%
Net Investment Income	2.61	%(d)	3.54%	4.49%	4.31%	4.27%	4.44%
Portfolio Turnover Rate	225	%(f)	485%	164%	191%	279%	189%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INCOME FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.16		$10.05	$9.24	$9.77	$9.84	$9.66
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.38 (c)	0.39 (c)	0.45 (c)	0.46 (c)	0.44
Net Realized and Unrealized Gain (Loss)	0.16		0.26	0.81	(0.54)	(0.08)	0.20

Total Income (Loss) From Operations	0.34		0.64	1.20	(0.09)	0.38	0.64

Less Distributions From:
Net Investment Income	(0.17)		(0.38)	(0.39)	(0.44)	(0.45)	(0.45)
Net Realized Gains	—		(0.15)	—	—	—	(0.01)

Total Distributions	(0.17)		(0.53)	(0.39)	(0.44)	(0.45)	(0.46)

Net Asset Value, End of Period	$10.33		$10.16	$10.05	$9.24	$9.77	$9.84

Total Return(a)	2.88%		6.50%	13.13%	(0.84)%	3.93%	6.73%
Net Assets, End of Period (000’s)	$6,635		$6,602	$6,289	$5,681	$5,572	$6,381
Ratios to Average Net Assets
Gross Expense	1.27	%(e)	1.28%	1.26%	1.32%	1.29%	1.31%
Net Expenses(b)	1.00	%(e)	1.00%	0.84%	0.78%	0.88%	0.99%
Net Investment Income	3.40	%(e)	3.76%	4.00%	4.75%	4.66%	4.61%
Portfolio Turnover Rate	58	%(f)	128%	142%	93%	152%	79%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.01		$9.90	$9.10	$9.63	$9.71	$9.53
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.41 (c)	0.40 (c)	0.43 (c)	0.48 (c)	0.46
Net Realized and Unrealized Gain (Loss)	0.16		0.26	0.80	(0.50)	(0.10)	0.19

Total Income (Loss) From Operations	0.35		0.67	1.20	(0.07)	0.38	0.65

Less Distributions From:
Net Investment Income	(0.19)		(0.41)	(0.40)	(0.46)	(0.46)	(0.46)
Net Realized Gains	—		(0.15)	—	—	—	(0.01)

Total Distributions	(0.19)		(0.56)	(0.40)	(0.46)	(0.46)	(0.47)

Net Asset Value, End of Period	$10.17		$10.01	$9.90	$9.10	$9.63	$9.71

Total Return(a)	3.10%		6.93%	13.39%	(0.71)%	4.03%	7.03%
Net Assets, End of Period (000’s)	$212,382		$209,386	$205,794	$159,120	$91,416	$115,486
Ratios to Average Net Assets
Gross Expense	1.02	%(e)	1.03%	1.01%	1.06%	1.04%	1.06%
Net Expenses(b)	0.66	%(e)	0.66%	0.64%	0.64%	0.73%	0.79%
Net Investment Income	3.75	%(e)	4.12%	4.21%	4.83%	4.80%	4.81%
Portfolio Turnover Rate	58	%(f)	128%	142%	93%	152%	79%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.03		$8.43	$6.24	$12.18	$13.75	$12.26
Income (Loss) From Operations:
Net Investment Income(c)	0.08		0.08	0.08	0.18	0.17	0.16
Net Realized and Unrealized Gain (Loss)	(1.73)		1.60	2.12	(5.67)	(0.44)	2.08

Total Income (Loss) From Operations	(1.65)		1.68	2.20	(5.49)	(0.27)	2.24

Less Distributions From:
Net Investment Income	—		(0.08)	(0.01)	(0.15)	(0.13)	(0.12)
Net Realized Gains	—		—	—	(0.30)	(1.17)	(0.63)

Total Distributions	—		(0.08)	(0.01)	(0.45)	(1.30)	(0.75)

Net Asset Value, End of Period	$8.38		$10.03	$8.43	$6.24	$12.18	$13.75

Total Return(a)	(16.45)%		20.16%	35.06%	(44.87)%	(2.39)%	18.89%
Net Assets, End of Period (000’s)	$6,428		$7,965	$7,129	$5,691	$11,709	$13,245
Ratios to Average Net Assets
Gross Expense	1.74	%(e)	1.73%	1.72%	1.69%	1.69%	1.85%
Net Expenses(b)	1.48	%(e)	1.47%	1.43%	1.37%	1.43%	1.54%
Net Investment Income	1.79	%(e)	0.91%	0.98%	2.21%	1.25%	1.30%
Portfolio Turnover Rate	27	%(f)	44%	52%	105%	58%	39%

CLASS I SHARES(g)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.95		$8.36	$6.19	$12.09	$13.64	$12.17
Income (Loss) From Operations:
Net Investment Income(c)	0.09		0.10	0.09	0.18	0.18	0.17
Net Realized and Unrealized Gain (Loss)	(1.72)		1.58	2.10	(5.62)	(0.42)	2.06

Total Income (Loss) From Operations	(1.63)		1.68	2.19	(5.44)	(0.24)	2.23

Less Distributions From:
Net Investment Income	—		(0.09)	(0.02)	(0.16)	(0.14)	(0.13)
Net Realized Gains	—		—	—	(0.30)	(1.17)	(0.63)

Total Distributions	—		(0.09)	(0.02)	(0.46)	(1.31)	(0.76)

Net Asset Value, End of Period	$8.32		$9.95	$8.36	$6.19	$12.09	$13.64

Total Return(a)	(16.38)%		20.24%	35.33%	(44.84)%	(2.25)%	18.93%
Net Assets, End of Period (000’s)	$208,552		$234,926	$196,459	$153,106	$273,900	$244,088
Ratios to Average Net Assets
Gross Expense	1.49	%(e)	1.48%	1.47%	1.46%	1.45%	1.62%
Net Expenses(b)	1.32	%(e)	1.33%	1.32%	1.30%	1.31%	1.46%
Net Investment Income	1.96	%(e)	1.19%	1.10%	2.27%	1.42%	1.33%
Portfolio Turnover Rate	27	%(f)	44%	52%	105%	58%	39%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

Part B

WT MUTUAL FUND

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund

Wilmington Municipal Bond Fund

Wilmington Broad Market Bond Fund

Wilmington Large-Cap Strategy Fund

Wilmington Small-Cap Strategy Fund

Wilmington Aggressive Asset Allocation Fund

Wilmington Conservative Asset Allocation Fund

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Real Asset Fund

Statement of Additional Information

January 10, 2012

Acquisition of all of the assets and liabilities of:             By and in exchange for shares of:

Target Funds	Acquiring Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

1

Target Funds	Acquiring Funds
Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Conservative Asset Allocation Fund	Wilmington Strategic Allocation Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

†

With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated January 10, 2012 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the series of WT Mutual Fund that will be held on February 21, 2012. A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling WT Mutual Fund toll free at 1-800-336-9970.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement. The proposed reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

2

3

General Information

This SAI and the Prospectus/Proxy Statement are related to the acquisition of all of the assets of each Target Fund by the corresponding Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Target Fund. Such assets are proposed to be exchanged for Class A Shares, Class I Shares, Institutional Shares, Class S, as noted in the table above, of the corresponding Acquiring Fund having an aggregate value equal to the net asset value of the particular Target Fund’s A Shares, Institutional Shares, W Shares and Service Shares on the Closing Date. On the Closing Date, each Acquiring Fund will distribute shares to each holder of the corresponding Target Fund shares in an amount equal in value to the shareholder’s Target Fund shares as of the last business day prior to the Closing Date and each Target Fund will be completely liquidated (collectively, the “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1.	Statement of Additional Information dated November 1, 2011, with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (previously filed on EDGAR, Accession No. 0001135428-11-000618).

2.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2011, with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-11-083336). No other parts of the Annual Report are incorporated herein by reference.

3.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2011, with respect to Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (previously filed on EDGAR, Accession No. 0000950123-11-083336). No other parts of the Annual Report are incorporated herein by reference.

4.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2011, with respect to Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington Broad Market Bond Fund (previously filed on EDGAR, Accession No. 0000950123-11-083336). No other parts of the Annual Report are incorporated herein by reference.

5.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2011, with respect to Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (previously filed on EDGAR, Accession No. 0000950123-11-083336). No other parts of the Annual Report are incorporated herein by reference.

6.	Statement of Additional Information dated August 31, 2011 with respect to MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund and MTB International Equity Fund (previously filed on EDGAR, Accession No. 0001193125-11-234360).

4

7.	Statement of Additional Information dated December 30, 2011 with respect to Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund (previously field on EDGAR, Accession No. 0001193125-11-355957).

8.	Statement of Additional Information dated December 30, 2011 with respect to the Institutional Shares of the MTB Money Market Fund, MTB Government Money Market Fund, MTB Tax Free Money Market Fund (previously filed on EDGAR, Accession No. 0001193125-11-355917).

9.	The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report of Shareholders of the MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax Free Money Market Fund for the fiscal year ended April 30, 2011 (previously filed on EDGAR, Accession No. 0001193125 and 11-178840). No other parts of the annual report are incorporated herein by reference.

10.	The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of the MTB Intermediate Term Bond Fund, MTB Income Fund and MTB International Equity Fund for the fiscal year end April 30, 2011 (previously filed on EDGAR, Accession No. 0001193125-11-178840). No other parts of the annual report are incorporated herein by reference.

11.	The unaudited financial statements included in the Semi-Annual Report to shareholders of the MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax Free Money Market Fund for the fiscal period ended October 31, 2011 (previously filed on EDGAR, Accession No. 0001193125-11-353486). No other parts of the semi-annual report are incorporated herein by reference.

12.	The unaudited financial statements included in the Semi-Annual Report of Shareholders of the MTB Intermediate Term Bond Fund, MTB Income Fund and MTB International Equity Fund for the fiscal period ended October 31, 2011 (previously filed on EDGAR, Accession No. 0001193125-11-353486). No other parts of the semi-annual report are incorporated herein by reference.

5

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table above.

Pro forma financial information has not been prepared for the reorganization of the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund and Wilmington Multi-Manager Real Asset Fund into the Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Multi-Manager Real Asset Fund of MTB Trust, respectively, because such Target Funds will be reorganized into corresponding newly organized shell Acquiring Funds with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of those Target Funds.

Pro Forma Financial Information

Wilmington Prime Money Market Fund into MTB Money Market Fund

Wilmington U.S. Government Money Market Fund into MTB U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund into MTB Tax-Free Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund into MTB Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund into MTB Income Fund

Wilmington Multi-Manager International Fund into MTB International Equity Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended October 31, 2011. The unaudited pro forma financial information should be read in conjunction with the annual shareholder reports of the Target Funds dated June 30, 2011 and the annual and semi-annual shareholder reports of the Acquiring Funds dated April 30, 2011 and October 31, 2011, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2011 has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Funds pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if they had been consummated on November 1, 2010. No reorganization is contingent upon any other reorganization.

Table 1—Reorganizations

Target Funds	Acquiring Funds

Wilmington Prime Money Market Fund	MTB Money Market Fund *

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund *

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund	MTB Income Fund

Wilmington Multi-Manager International Fund	MTB International Equity Fund

6

*	In addition, in separate transactions, shareholders of the MTB Prime Money Market Fund are being requested to approve a reorganization into the MTB Money Market Fund, and shareholders of the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund are being requested to approve a reorganization into the MTB Tax-Free Money Market Fund (the “Other MTB Reorganizations”). If both MTB Fund and Wilmington Fund shareholders approve their proposed reorganizations, then it is anticipated that on the same day that the Wilmington Prime Money Market Fund reorganizes into the MTB Money Market Fund, the MTB Prime Money Market Fund will also reorganize into the MTB Money Market Fund. Similarly, it is anticipated that on the same day that the Wilmington Tax-Exempt Money Market Fund reorganizes into the MTB Tax-Free Money Market Fund, the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund will also reorganize into the MTB Tax-Free Money Market Fund. No reorganization is contingent upon any other reorganization.

Basis of Pro Forma Financial Information

In November 2011, the Board of Trustees of the Target Funds approved the Plan pursuant to which, subject to shareholder approval, each Target Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (“Reorganization Shares”) and the Acquiring Fund will assume all of the liabilities of the corresponding Target Fund. Target Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. The Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the corresponding Target Fund, as determined pursuant to the terms of the Plan. All Reorganization Shares delivered to the Target Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for US federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-reorganization periods will not be restated. The MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate Term Bond Fund, MTB Income Fund and Wilmington Multi Manager International Fund will be the accounting survivors of the reorganization for financial statement purposes. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at October 31, 2011.

Table 2—Reorganization Shares

Target Funds Shares	Reorganization Shares
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares) +
Service Shares	Class S Shares (to be redesignated Service Class Shares) +

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares) +
Service Shares	Class A Shares (to be redesignated Service Class Shares) +

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Target Funds Shares	Reorganization Shares
Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares) +
W Shares	Class I Shares (to be redesignated Select Class Shares) +

Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

+	With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization.

Table 3—Target Fund’s and Acquiring Fund’s Net Assets as of October 31, 2011

The Table below shows the net assets of each Target Fund, each Acquiring Fund and the Pro Forma combined net assets assuming all reorganizations are completed as of October 31, 2011. With regard to the reorganization involving the MTB Money Market Fund and the MTB Tax-Free Money Market Fund, Pro Forma Combined Net Assets are also shown which include the Other MTB Reorganizations.

Target Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Combined Net Assets
Wilmington Prime Money Market Fund	MTB Money Market Fund	Wilmington Money Market Fund*
$1,846,730,065	$1,587,695,558	$3,434,425,623
Wilmington Prime Money Market Fund	MTB Money Market Fund	Wilmington Money Market Fund*
$1,846,730,065	$1,587,695,558	$3,664,328,061

MTB Prime Money Market Fund
$229,902,438
Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund*
$1,936,100,962	$2,148,540,860	$4,084,641,822
Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund	Wilmington Tax-Free Money Market Fund*
$279,888,380	$136,431,043	$416,319,423
Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund	Wilmington Tax-Free Money Market Fund*
$279,888,380	$136,431,043	$526,492,027

MTB Pennsylvania Tax-Free Money Market Fund
$21,971,507

MTB New York Tax-Free Money Market Fund
$88,201,097

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Target Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Combined Net Assets
Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund	Wilmington Short/Intermediate-Term Bond Fund*
$154,077,416	$111,687,704	$265,765,120

Wilmington Broad Market Bond Fund	MTB Income Fund	Wilmington Broad Market Bond Fund
$60,682,101	$219,016,607	$279,698,708
Wilmington Multi-Manager International Fund	MTB International Equity Fund	Wilmington International Equity Fund*
$311,185,592	$214,980,210	$526,165,802

* At or subsequent to the Reorganizations, it is anticipated that the MTB Money Market Fund will be rebranded as the Wilmington Prime Money Market Fund, the MTB U.S. Government Money Market Fund will be rebranded as the Wilmington U.S. Government Money Market Fund, the MTB Tax-Free Money Market Fund will be rebranded as the Wilmington Tax-Exempt Money Market Fund, the MTB Intermediate-Term Bond Fund will be rebranded as the Wilmington Intermediate-Term Bond Fund, the MTB Income Fund will be rebranded as the Wilmington Broad Market Bond Fund and the MTB Multi-Manager International Fund will be rebranded as the Wilmington International Equity Fund.

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on November 1, 2010. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Funds, and have been prepared in accordance with U.S generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Wilmington Prime Money Market Fund into MTB Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$ 1,280,273
Accounting, custody and administration fees (3)	(190,381)
Transfer and disbursing agent fees (4)	(219,556)
Professional fees (5)	(144,464)
Trustee fees (6)	(25,188)
Distribution and shareholder servicing fees—Select Shares (7) (11)	1,689,154
Distribution and shareholder servicing fees—Service Shares (7) (11)	2,822,261
Distribution and shareholder servicing fees—Administrative Shares (7) (11)	1,026,439
Miscellaneous fees (8)	(31,311)
Fee waivers/reimbursements (9)	(6,207,227)

Wilmington Prime Money Market Fund and MTB Prime Money Market Fund into MTB Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$1,281,962
Accounting, custody and administration fees (3)	(193,061)
Transfer and disbursing agent fees (4)	(227,526)
Professional fees (5)	(191,280)

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Expense Category	Increase (decrease) in expense
Trustee fees (6)	(44,757)
Distribution and shareholder servicing fees – Select Shares (7) (12)	820,462
Distribution and shareholder servicing fees – Service Shares (7) (12)	2,822,261
Distribution and shareholder servicing fees – Administrative Shares (7) (12)	1,026,439
Miscellaneous fees (8)	(39,596)
Fee waivers/reimbursements (9)	(5,254,904)

Wilmington U.S. Government Money Market Fund into MTB U.S. Government Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$ 1,034,306
Accounting, custody and administration fees (3)	(221,538)
Transfer and disbursing agent fees (4)	(197,688)
Professional fees (5)	(136,578)
Trustee fees (6)	(24,447)
Distribution and shareholder servicing fees—Service Shares (7) (13)	3,300,162
Distribution and shareholder servicing fees—Select Shares (7) (13)	1,106,381
Distribution and shareholder servicing fees—Administrative Shares (7) (13)	4,350,641
Miscellaneous fees (8)	(20,646)
Fee waivers/reimbursements (9)	(9,190,593)

Wilmington Tax-Exempt Money Market Fund into MTB Tax-Free Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$ 81,098
Accounting, custody and administration fees (3)	(49,053)
Transfer and disbursing agent fees (4)	(36,813)
Professional fees (5)	(82,293)
Trustee fees (6)	(24,420)
Distribution and shareholder servicing fees—Service Shares (7) (14)	130
Distribution and shareholder servicing fees—Select Shares (7) (14)	396,722
Distribution and shareholder servicing fees—Administrative Shares (7) (14)	91,608
Miscellaneous fees (8)	(26,042)
Fee waivers/reimbursements (9)	(350,937)

Wilmington Tax-Exempt Money Market Fund and MTB New York Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$ 81,770
Accounting, custody and administration fees (3)	(40,681)
Transfer and disbursing agent fees (4)	(57,134)
Professional fees (5)	(180,478)
Trustee fees (6)	(63,690)
Distribution and shareholder servicing fees—Service Shares (7) (14)	144,244
Distribution and shareholder servicing fees—Select Shares (7) (14)	396,903

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Expense Category	Increase (decrease) in expense
Distribution and shareholder servicing fees—Administrative Shares (7) (14)	111,570
Miscellaneous fees (8)	(40,272)
Fee waivers/reimbursements (9)	(352,232)

Wilmington Short/Intermediate-Term Bond Fund into MTB Intermediate-Term Bond Fund

Expense Category	Increase (decrease) in expense
Advisory fees (2)	$ 19,819
Accounting, custody and administration fees (3)	(51,492)
Transfer and disbursing agent fees (4)	(81,699)
Professional fees (5)	(54,604)
Trustee fees (6)	(25,225)
Distribution and shareholder servicing fees—Class A Shares (7)	9,329
Distribution and shareholder servicing fees—Class I Shares (7)	409,267
Miscellaneous fees (8)	(31,501)
Fee waivers/reimbursements (10)	(292,582)

Wilmington Broad Market Bond Fund into MTB Income Fund

Expense Category	Increase (decrease) in expense
Advisory fees (2)	$(116,095)
Accounting, custody and administration fees (3)	(60,084)
Transfer and disbursing agent fees (4)	(40,679)
Professional fees (5)	(56,615)
Trustee fees (6)	(25,684)
Distribution and shareholder servicing fees—Class A Shares (7)	6,250
Distribution and shareholder servicing fees—Class I Shares (7)	155,595
Miscellaneous fees (8)	(27,872)
Fee waivers/reimbursements (10)	62,556

Wilmington Multi-Manager International Fund into MTB International Equity Fund

Expense Category	Increase (decrease) in expense
Advisory fees (2)	$ 519,986
Accounting, custody and administration fees (3)	(593,139)
Transfer and disbursing agent fees (4)	(82,123)
Professional fees (5)	(71,230)
Trustee fees (6)	(25,590)
Distribution and shareholder servicing fees—Class A Shares (7)	1,208
Distribution and shareholder servicing fees—Class I Shares (7)	867,131
Miscellaneous fees (8)	(20,567)
Fee waivers/reimbursements (10)	(510,019)

(1)

Under the terms of the investment advisory agreement of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fees in effect for the Acquiring Fund based on pro forma combined net assets. For their

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services as investment advisors, RSMC for a Target Fund and MTBIA for an Acquiring Fund are entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)*
Wilmington Prime Money Market Fund 0.37% of the first $1 billion in assets; 0.33% of the next $500 million in assets; 0.30% of the next $500 million in assets; 0.27% of assets in excess of $2 billion	MTB Money Market Fund 0.40% of assets

Wilmington U.S. Government Money Market Fund

0.37% of the first $1 billion in assets;

0.33% of the next $500 million in assets;

0.30% of the next $500 million in assets;

0.27% of assets in excess of $2 billion

MTB U.S. Government Money Market Fund 0.40% of assets

Wilmington Tax-Exempt Money Market Fund

0.37% of the first $1 billion in assets;

0.33% of the next $500 million in assets;

0.30% of the next $500 million in assets;

0.27% of assets in excess of $2 billion

MTB Tax-Free Money Market Fund 0.40% of assets

(2)	Under the terms of the investment advisory agreement of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates to be implemented at the closing of the reorganization based on pro forma combined net assets. Upon closing of the Reorganization, the following Acquiring Funds will be reducing their contractual investment advisory fee rates (as a percentage of average daily net assets) as follows:

Name	Current Fee Rate	Post-closing Fee Rate
MTB Intermediate-Term Bond Fund	0.70%	0.50%
MTB Income Fund	0.60%	0.50%
MTB International Equity Fund	1.00%	0.50%

In addition, sub-advisory fees for the MTB International Equity Fund which are currently paid out of the MTBIA advisory fee, upon consummation of the Reorganization, will, like the Target Fund, be paid directly by the MTB International Equity Fund.

(3)	Administrative fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody, and administrative services agreements. While overall accounting, custody and administration fees are anticipated to decline as a result of the Reorganization, as shown in the table below, the asset based fees and asset breakpoints under the Acquiring Funds’ administration arrangements are higher than those of the Target Funds’ administration arrangements with RSMC, but the asset based fees and breakpoints are lower for the Acquiring Funds’ administration agreement with BNY Mellon than those of the Target Funds’ administration agreement with BNY Mellon.

Acquiring Fund		Target Fund
Fee Paid to MTBIA	Average Aggregate Daily Net Assets of MTB Group of Funds	Fee Paid to RSMC	Average Aggregate Daily Net Assets of the WT Trust
0.033%	on the first $5 billion	0.0185%	on the first $2 billion
0.020%	on the next $2 billion	0.0175%	on the next $2 billion
0.016%	on the next $3 billion	0.0125%	on the next $2 billion
0.015%	on assets in excess of $10 billion	0.0080%	on assets in excess of $6 billion

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Fee Paid to BNYM	Average Aggregate Daily Net Assets of MTB Group of Funds	Fee Paid to BNYM	Average Daily Net Assets of each Series of the WT Trust
0.0285%	on the first $500 million	0.05%	on the first $750 million
0.0280%	on the next $500 million	0.03%	on the next $750 million
0.0275%	on assets in excess of $1 billion	0.02%	on the next $3.5 billion
		0.01%	on assets in excess of $5 billion
		Minimum annual asset based fee per fund is $20,000.

(4)	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the transfer agency services agreement.

(5)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(6)	Trustee fees were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(7)	Under the terms of the shareholder services agreement of the Acquiring Fund, shareholder servicing fees have been adjusted to reflect the shareholder servicing rates in effect for the Acquiring Fund based on pro forma combined net assets.

(8)	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(9)	During the twelve-month period ended October 31, 2011, MTBIA and other service providers voluntarily agreed to waive, and/or reimburse operating expenses of the MTB Money Market Fund, MTB U.S. Government Money Market Fund and MTB Tax-Free Money Market Fund in order to limit each Fund’s average expenses for the year and maintain a positive yield. A similar voluntary agreement was in place for each of the respective Target Funds. The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the voluntary waivers in effect during the period. These voluntary agreements may be modified or terminated at any time.

(10)	Fee waivers/reimbursements have been adjusted to reflect the Acquiring Fund’s contractual expense limitation agreement with MTBIA, Inc., the Acquiring Fund’s investment adviser, to waive fees and expenses through at least August 31, 2013. For more information about the fee waivers and expense reimbursements in place, see the footnotes in the section titled “Comparative Fee Tables” in the Combined Prospectus/Proxy Statement.

(11)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class A Shares and Class I Shares will be combined and redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; and Class A2 Shares and Class S Shares will be combined and redesignated Service Shares. As part of the Reorganization, Service Shares of the Target Fund will receive Service Shares (formerly, Class S Shares) of the Acquiring Fund and Class W Shares of the Target Fund will receive Select Shares (formerly, Class A Shares) of the Acquiring Fund.

(12)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class A Shares and Class I Shares will be combined and redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; Class A2 Shares and Class S Shares will be combined and redesignated Service Shares. Service Shares of the Target Fund will receive Service Shares (formerly, Class S Shares) of the Acquiring Fund and Class W Shares of the Target Fund will receive Select Shares (formerly, Class A Shares) of the Acquiring Fund. As part of the Other MTB Reorganization, Corporate Shares of the MTB Prime Money Market Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund.

(13)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class I Shares will be redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; Class A Shares will be redesignated Service Shares. As part of the Reorganization, Service Shares (formerly, Class A Shares) of the Target Fund will receive Service Shares of the Acquiring Fund and Class W Shares of the Target Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund.

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(14)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class I Shares will be redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; Class A Shares will be redesignated Service Shares. As part of the Reorganization, Institutional Shares and W Shares of the Target Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund. As part of the Other MTB Reorganization, Service Shares (formerly, Class A Shares) of the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund will receive Service Shares (formerly, Class A Shares) of the Acquiring Fund, Select Shares (formerly, Class I Shares) of the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund and Administrative Shares (formerly, Class I2 Shares) of the MTB Pennsylvania Tax-Free Money Market Fund will receive Administrative Shares (formerly Class I2 Shares) of the Acquiring Fund. Class A shareholders of the MTB New York Tax-Free Money Market Fund will become subject to a 0.25% Rule 12b-1 fee after they reorganize with the MTB Tax-Free Money Market Fund and receive Class A Shares (to be redesignated Service Shares) of the MTB Tax-Free Money Market Fund.

Accounting Policy

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Reorganization Costs

The cost of solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the Reorganization will be allocated between a Target Fund’s and Acquiring Fund’s investment adviser. No significant portfolio realignments are expected due to similarities in investment goals and strategies of each Target Fund and its corresponding Acquiring Fund, and therefore, there are no significant additional expenses resulting from the portfolio realignment of each Fund (other than in the ordinary course of business).

Capital Loss Carryforwards

The total capital loss carryovers of the Wilmington Multi-Manager International Fund and the MTB International Equity Fund and the approximate annual limitation on the use, post-closing, of the MTB International Equity Fund’s total capital loss carryovers following the Reorganization are as follows:

	Wilmington Multi-Manager International Fund (Target Fund) (000,000s) at 6/30/2011	MTB International Equity Fund (Acquiring Fund) (000,000s) at 4/30/2011
Total Capital Loss Carryovers on a tax basis	$325.4	$ 66.3
Unrealized appreciation (depreciation) on a tax basis	$ 37.4	$ 50.0
Aggregate net asset value	$374.4	$242.9
Annual Limitation (1)	N/A	$ 8.6

(1)	Based on the long-term tax-exempt rate for ownership changes during December 2011 of 3.55%.

Based upon the MTB International Equity Fund’s capital loss position at April 30, 2011, the annual limitation on the use of its total capital loss carryovers may not prevent it from utilizing a substantial portion of such losses, albeit over a period of time. However, the effect of this annual limitation may be to cause the MTB International Equity Fund, post-closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The total capital loss carryovers of the Wilmington Multi-Manager International Fund may continue to be available. However, the ability of the MTB International Equity Fund to absorb its own capital loss carryovers and those of the Wilmington Multi-Manager International Fund,

14

post-closing, depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report and the section entitled “Federal Income Tax consequences of the Reorganization in the Prospectus/Proxy Statement filed on Form N-14 with the Securities and Exchange Commission.

As of the end of its most recent fiscal year, none of the other Funds has any total capital loss carryovers.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010). Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits

1.	(a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b) Amendment to the Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(c) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated July 18, 2003 and effective August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

2.	(a) Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b) Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, effective June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, effective September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d) Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, effective December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization attached as an exhibit to the Proxy Statement/Prospectus and incorporated herein by reference.

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.	(a) Conformed copy of Investment Advisory Contract of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Investment Advisory Contract of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(c) Conformed copy of Investment Advisory Contract of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d) Conformed copy of Subadvisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(e) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(f) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), effective April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(g) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (2 money market funds), effective April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(h) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant dated effective April 1, 2005 (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(i) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(j) Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(k) Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(l) Conformed copy of Subadvisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(m) Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(n) Conformed copy of Subadvisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(o) Conformed copy of Amendment to Subadvisory Agreement among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(p) Conformed copy of Subadvisory Agreement for MTB International Equity Fund (Hansberger Global Investors, Inc.), dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(q) Subadvisory Agreement for MTB International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(r) Form of Investment Advisory Contact of the Registrant with Rodney Square Management Corporation, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Form of Sub-Advisory Contract among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc., incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(u) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(w) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management, U.S.A. Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser) incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC) (to be filed by amendment).

(z) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC) (to be filed by amendment).

(aa) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.) (to be filed by amendment).

(bb) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC) (to be filed by amendment).

(cc) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC) (to be filed by amendment).

(dd) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC) (to be filed by amendment).

(ee) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC) (to be filed by amendment).

(ff) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC) (to be filed by amendment).

(gg) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC) (to be filed by amendment).

7.	(a) Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(b) Form of Schedule A of Distribution Agreement between Registrant and ALPS Distributors, Inc., (7 funds) (to be filed by amendment).

8.	Not Applicable.

9.	(a) Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(b) Form of Schedule II to the Custody Agreement between Registrant and BNY Mellon (formerly, The Bank of New York) (to be filed by amendment).

10.	(a) Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(b) Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 filed on Form N-1A filed April 15, 2011.

(c) Form of Exhibit A to the Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(d) Form of Broker Dealer (Selling) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(e) Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(f) Conformed copy of Amended and Restated Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(g) Exhibit B to the Multiple Class Plan of the Registrant, amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h) Form of Exhibit B to the Multiple Class Plan of the Registrant (to be filed by amendment).

11.	(a) Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is incorporated herein by reference to Exhibit No. EX-16.11 of Registrant’s N-14 filed December 2, 2012 (File No. 333-178303).

12.	Form of Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP). Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

13.	(a) Form of Recordkeeping Agreement between the Registrant and ALPS Distributors, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(b) Form of Recordkeeping Agreement (Non-Compensation) of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c) Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(d) Form of Exhibit II to the Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc. (to be filed by amendment).

(e) Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(f) Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (to be filed by amendment).

(g) Form of Intermediary Servicing Agreement of the Registrant, incorporated by Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h) Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(i) Form of Exhibit A to the Shareholder Services Plan (to be filed by amendment).

(j) Conformed copy of Indemnification Agreement of the Registrant, dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(k) Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(l) Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(m) Amended and Restated Participation Agreement among MTB Group of Funds and ALPS Distributors, Inc., MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(n) Amendment No. 1 to Participation Agreement Among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and The Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(o) Transfer Agent Interactive Client and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(p) Transfer Agency and Services Agreement between the Registrant and BNY Mellon (formerly known as The Bank of New York), dated (to be filed by amendment).

(q) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(r) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Insurance

Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(s) Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement) and conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(t) Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

14.	Consent of Ernst & Young LLP, Independent Registered Accounting Firm, is filed herewith as Exhibit No. EX-16.14.

15.	Not Applicable.

16.	(a) Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(d) Power of Attorney of the Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(e) Powers of Attorney, dated November 16, 2011, incorporated herein by reference to Registrant’s Form N-14 filed December 2, 2012 (File No. 333-178303).

17.	(a) MTB Group of Funds Prospectus and Statement of Additional Information dated August 31, 2011 with respect to MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB International Equity Fund, MTB Intermediate-Term Bond Fund and MTB Income Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 90 on Form N-1A filed August 29, 2011.

(b) MTB Group of Funds Prospectus and Statement of Additional Information dated December 30, 2011 with respect to Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Strategic Allocation Aggressive Fund, and Wilmington Strategic Allocation Conservative Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(c) MTB Group of Funds Prospectus and Statement of Additional Information dated December 30, 2011 with respect to MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund, and MTB U.S. Treasury Money Market Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 99 on Form N-1A filed December 30, 2011.

(d) Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(e) Copy of Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporate by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(f) Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(g) Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(h) Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(i) Copy of Code of Ethics of Baring International Investment, Limited incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(j) Copy of Code of Ethics of Rodney Square Management Corporation incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(k) Copy of Code of Ethics of EII Realty Securities, Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(l) Copy of Code of Ethics of CBRE Clarion Securities, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(m) Copy of Code of Ethics of Pacific Investment Management Company LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(n) Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(o) Copy of Code of Ethics of Rock Maple Services, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p) Copy of Code of Ethics of Acuity Capital Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(q) Copy of Code of Ethics of Adar Investment Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(r) Copy of Code of Ethics of Calypso Capital Management, L.P. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Copy of Code of Ethics of TIG Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Copy of Code of Ethics of Water Island Capital, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(u) Copy of Code of Ethics of Whitebox Advisors LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Copy of Code of Ethics of Madison Street Partners, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(w) Copy of Code of Ethics of Parametric Risk Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Copy of Code of Ethics of Evercore Wealth Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(z) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(aa) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Large-Cap Strategy Fund and Wilmington Small-Cap Strategy Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(bb) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington Broad Market Bond Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(cc) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Aggressive Strategic Allocation Fund and Wilmington Conservative Strategic Allocation Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(dd) WT Mutual Fund Statement of Additional Information dated November 1, 2011 with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(ee) Supplement dated January 9, 2012 to the MTB Group of Funds Combined Statutory Prospectus, dated August 31, 2011, is incorporated herein by reference to the supplement filed on January 9, 2012.

(ff) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Prime Money Market Fund, Wilmington US. Government Money Market Fund and Wilmington Tax Exempt Money Market Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual

Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(gg) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(hh) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(ii) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(jj) Supplement dated November 4, 2011 to the Combined Statutory Prospectus, dated August 31, 2011 regarding the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money

Market Fund, and MTB U.S. Government Bond Fund is incorporated by reference to the supplement filed on November 4, 2011.

(kk) The audited financial statements and related report of the independent public accounting firm for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Annual Report to Shareholders of the MTB Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(ll) The audited financial statements and related report of the independent public accounting firm for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(mm) The unaudited financial statements for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(nn) The unaudited financial statements for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(oo) Form of Proxy Card is filed herewith as Exhibit 16.17(qq).

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 9th day of January, 2012. The Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under rule 485(b) under the Securities Act of 1933.

MTB Group of Funds Registrant

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of MTB Group of Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 9th day of January, 2012.

Name	Title	Date

Joseph J. Castiglia* Joseph J. Castiglia	Chairman of the Board and Trustee	January 9, 2012

Richard J. Berthy* Richard J. Berthy	Chief Executive Officer	January 9, 2012

Timothy L. Brenner* Timothy L. Brenner	President	January 9, 2012

Guy Nordahl* Guy Nordahl	Treasurer	January 9, 2012

William H. Cowie, Jr.* William H. Cowie, Jr.	Trustee	January 9, 2012

John S. Cramer* John S. Cramer	Trustee	January 9, 2012

Kenneth G. Thompson* Kenneth G. Thompson	Trustee	January 9, 2012

Daniel R. Gernatt, Jr.* Daniel R. Gernatt, Jr.	Trustee	January 9, 2012

Richard B. Seidel* Richard B. Seidel	Trustee	January 9, 2012

Dr. Marguerite D. Hambleton* Dr. Marguerite D. Hambleton	Trustee	January 9, 2012

Jeffrey Durkee* Jeffrey Durkee	Trustee	January 9, 2012

By:	/s/ Lisa R Grosswirth	Secretary	January 9, 2012
Lisa R. Grosswirth
As Attorney-In-Fact
For the persons listed above

*	By Power of Attorney

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.

Consent of Ernst & Young LLP	EX-16.14.

Form of Proxy Card	Ex-16.17(oo).